NATIONWIDE

VARIABLE

ACCOUNT-4

Annual Report

to

Contract Owners

December 31, 2011

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and Contract Owners of Nationwide Variable Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2012

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Assets:
Investments at fair value:

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
	1,650,604 shares (cost $23,714,556)	$21,920,017
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
	314,095 shares (cost $2,729,862)	2,248,921
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
	7,130 shares (cost $100,369)	100,247
Emerging Markets Debt Portfolio - Class II (MSEMB)
	46,914 shares (cost $376,505)	387,511
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)
	6,496 shares (cost $55,005)	55,670
Global Real Estate Portfolio - Class II (VKVGR2)
	11,550 shares (cost $85,998)	84,548
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
	49,624 shares (cost $858,200)	855,515
Federated NVIT High Income Bond Fund - Class III (HIBF3)
	10,628,706 shares (cost $69,091,043)	69,405,451
NVIT Emerging Markets Fund - Class III (GEM3)
	122,783 shares (cost $1,577,100)	1,245,022
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
	44,912 shares (cost $405,890)	362,891
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
	202,106 shares (cost $2,104,030)	2,015,000
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
	180,045 shares (cost $1,830,184)	1,712,227
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
	551,827 shares (cost $5,761,134)	5,667,268
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
	372,392 shares (cost $3,796,795)	3,630,821
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
	183,219 shares (cost $1,776,685)	1,680,119
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
	137,086 shares (cost $1,417,536)	1,391,419
NVIT Core Plus Bond Fund - Class II (NVLCP2)
	214,400 shares (cost $2,449,766)	2,459,169
NVIT Fund - Class III (TRF3)
	45,655 shares (cost $408,575)	415,005
NVIT Government Bond Fund - Class III (GBF3)
	2,059,771 shares (cost $24,727,444)	24,573,073
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
	510,534 shares (cost $4,306,894)	4,441,645
NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)
	34,111 shares (cost $435,550)	437,299
NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)
	37,507 shares (cost $531,986)	518,351
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
	1,652,283 shares (cost $16,468,384)	16,787,195
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
	2,270,238 shares (cost $22,030,235)	23,338,048
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
	761,739 shares (cost $7,192,622)	7,548,830
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
	1,389,475 shares (cost $13,825,464)	14,381,061
NVIT Money Market Fund - Class I (SAM)
	27,825 shares (cost $27,825)	27,825

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
159,061 shares (cost $1,555,016)	1,387,013
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
83,821 shares (cost $825,125)	694,879
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
53,032 shares (cost $509,273)	492,135
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
54,181 shares (cost $448,636)	435,619
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
34,318 shares (cost $232,016)	349,696
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
158,848 shares (cost $1,672,084)	1,602,777
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
60,974 shares (cost $658,616)	605,472
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
33,812 shares (cost $581,248)	515,631
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
66,587 shares (cost $652,159)	658,549
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
148,394 shares (cost $2,480,589)	2,524,190
NVIT Short Term Bond Fund - Class II (NVSTB2)
428,763 shares (cost $4,452,038)	4,420,546
NVIT Money Market Fund - Class II (NVMM2)
235,054,118 shares (cost $235,054,118)	235,054,118
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
5,103 shares (cost $54,469)	55,117
VP Income & Growth Fund - Class III (ACVIG3)
686,137 shares (cost $3,970,194)	4,212,883
VP Inflation Protection Fund - Class II (ACVIP2)
533,596 shares (cost $6,243,498)	6,269,749
VP Ultra(R) Fund - Class III (ACVU3)
47,327 shares (cost $396,815)	448,187
VP Value Fund - Class III (ACVV3)
995,084 shares (cost $5,572,761)	5,771,485
Quality Bond Fund II - Primary Shares (FQB)
425 shares (cost $4,670)	4,763
VIP Fund - Asset Manager Portfolio - Service Class 2 (FAM2)
55,582 shares (cost $789,150)	754,244
VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)
333,608 shares (cost $6,256,944)	7,539,544
VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)
201,495 shares (cost $3,579,928)	3,695,410
VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)
139,652 shares (cost $5,276,658)	5,091,707
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
265,547 shares (cost $2,098,153)	2,015,503
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio - Class I (SBTRP)
1,816 shares (cost $38,082)	33,030
Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
142,693 shares (cost $2,373,037)	1,932,059
Global Currents Variable International All Cap Opportunity Portfolio (SBIEP)
17,062 shares (cost $126,862)	86,506
All Asset Portfolio - Advisor Class (PMVAAD)
368,162 shares (cost $3,889,995)	3,862,017
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
502,249 shares (cost $6,064,962)	6,072,185
Low Duration Portfolio - Advisor Class (PMVLAD)
548,346 shares (cost $5,696,546)	5,691,836

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Total Return Portfolio - Advisor Class (PMVTRD)
895,873 shares (cost $9,963,236)	9,872,523
Variable Insurance Trust - Commodity RealReturn( TM ) Strategy Portfolio - Advisor Class (PMVRSD)
472,655 shares (cost $4,197,993)	3,436,204
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
548,395 shares (cost $7,482,879)	7,485,596
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
533,524 shares (cost $7,693,034)	7,378,638
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
7,258,067 shares (cost $53,741,584)	54,217,762
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class II (PIVEM2)
147,771 shares (cost $4,164,124)	3,503,651
Variable Contracts Trust - High Yield VCT Portfolio - Class II Shares (PIHYB2)
556,161 shares (cost $5,442,068)	5,494,869
Ultra Short NASDAQ-100 (PROUSN)
98,092 shares (cost $551,276)	554,218
VP Access High Yield (PROAHY)
145,088 shares (cost $3,777,974)	3,817,270
VP Asia 30 (PROA30)
32,679 shares (cost $1,442,825)	1,378,741
VP Banks (PROBNK)
16,259 shares (cost $150,142)	151,374
VP Basic Materials (PROBM)
9,127 shares (cost $415,591)	398,841
VP Bear (PROBR)
103,110 shares (cost $1,975,695)	1,913,725
VP Biotechnology (PROBIO)
5,084 shares (cost $117,514)	123,896
VP Bull (PROBL)
296,185 shares (cost $7,660,575)	7,677,111
VP Consumer Goods (PROCG)
6,826 shares (cost $243,263)	249,272
VP Consumer Services (PROCS)
16,128 shares (cost $542,892)	544,631
VP Emerging Markets (PROEM)
131,758 shares (cost $3,410,197)	3,210,947
VP Europe 30 (PROE30)
8,502 shares (cost $160,610)	163,325
VP Financials (PROFIN)
9,445 shares (cost $157,491)	161,219
VP Health Care (PROHC)
16,598 shares (cost $520,653)	526,822
VP Industrials (PROIND)
23,342 shares (cost $842,539)	841,934
VP International (PROINT)
129,014 shares (cost $2,499,689)	2,404,817
VP Internet (PRONET)
1,514 shares (cost $84,337)	83,172
VP Japan (PROJP)
23,767 shares (cost $263,477)	246,468
VP NASDAQ-100 (PRON)
134,570 shares (cost $2,614,413)	2,628,152
VP Oil and Gas (PROOG)
68,294 shares (cost $3,181,397)	3,242,605
VP Pharmaceuticals (PROPHR)
118,113 shares (cost $2,901,511)	2,958,727
VP Precious Metals (PROPM)
72,027 shares (cost $3,444,040)	3,198,714

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

VP Real Estate (PRORE)
9,298 shares (cost $406,811)	420,474
VP Rising Rates Opportunity (PRORRO)
67,738 shares (cost $510,742)	508,032
VP Semiconductor (PROSCN)
6,756 shares (cost $132,885)	129,653
VP Short Emerging Markets (PROSEM)
53,128 shares (cost $780,871)	794,257
VP Short International (PROSIN)
66,095 shares (cost $1,398,490)	1,382,709
VP Short NADSAQ-100 (PROSN)
64,911 shares (cost $553,722)	549,150
VP Technology (PROTEC)
59,823 shares (cost $1,014,091)	992,472
VP Telecommunications (PROTEL)
4,700 shares (cost $34,968)	35,109
VP U.S. Government Plus (PROGVP)
116,940 shares (cost $3,181,738)	3,284,834
VP Ultra NASDAQ-100 (PROUN)
83,246 shares (cost $1,834,897)	1,790,631
VP Utilities (PROUTL)
51,235 shares (cost $1,614,725)	1,663,596
Variable Trust: All-Asset Aggressive Strategy Fund (RVAAS)
25,192 shares (cost $616,727)	572,104
Variable Trust: All-Asset Conservative Strategy Fund (RVACS)
81,085 shares (cost $1,968,378)	1,906,315
Variable Trust: All-Asset Moderate Strategy Fund (RVAMS)
176,287 shares (cost $4,382,337)	4,190,342
Variable Trust: All-Cap Opportunity Fund (RSRF)
713,249 shares (cost $8,533,990)	8,530,464
Variable Trust: Alternative Strategies Allocation Fund (RVASA)
175,339 shares (cost $3,392,694)	3,310,402
SGI Variable Trust - CLS AdvisorOne Amerigo Fund (RVAMR)
356,169 shares (cost $11,091,629)	11,397,423
Variable Trust: Banking Fund (RBKF)
77,126 shares (cost $831,232)	834,501
Variable Trust: Basic Materials Fund (RBMF)
255,144 shares (cost $7,017,125)	6,618,443
SGI Variable Trust - CLS AdvisorOne Select Allocation Fund (RVBER)
350,205 shares (cost $7,979,859)	7,900,618
Variable Trust: Biotechnology Fund (RBF)
208,068 shares (cost $5,514,012)	5,736,437
SGI Variable Trust - CLS AdvisorOne Clermont Fund (RVCLR)
417,271 shares (cost $9,976,848)	9,680,689
Variable Trust: Commodities Strategy Fund (RVCMD)
512,591 shares (cost $6,433,760)	5,828,156
Variable Trust: Consumer Products Fund (RCPF)
204,497 shares (cost $8,333,785)	8,552,084
Variable Trust: Dow 2x Strategy Fund (RVLDD)
114,468 shares (cost $9,792,150)	10,208,290
Variable Trust: DWA Flexible Allocation Fund (RVDFA)
747,049 shares (cost $16,801,065)	15,904,666
Variable Trust: DWA Sector Rotation Fund (RVDSR)
1,032,597 shares (cost $22,470,035)	22,892,668
Variable Trust: Electronics Fund (RELF)
663,173 shares (cost $1,908,725)	1,890,042
Variable Trust: Energy Fund (RENF)
318,862 shares (cost $9,285,830)	9,323,534

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Variable Trust: Energy Services Fund (RESF)
367,571 shares (cost $8,675,652)	8,171,113
Variable Trust: Europe 1.25x Strategy Fund (RLCE)
147,156 shares (cost $1,883,016)	1,848,276
Variable Trust: Financial Services Fund (RFSF)
241,938 shares (cost $3,065,772)	3,123,414
Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)
1,014,331 shares (cost $19,594,469)	20,106,202
Variable Trust: Health Care Fund (RHCF)
211,663 shares (cost $6,071,183)	6,239,835
Variable Trust: Internet Fund (RINF)
193,663 shares (cost $3,459,154)	3,361,994
Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)
338,475 shares (cost $3,544,987)	3,391,522
Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)
290,485 shares (cost $2,923,932)	2,861,278
Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)
41,726 shares (cost $958,309)	874,985
Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)
198,340 shares (cost $2,132,319)	2,106,367
Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)
134,551 shares (cost $2,594,821)	2,579,336
Variable Trust: Inverse S&P 500 Strategy Fund (RUF)
173,772 shares (cost $5,612,368)	5,557,236
Variable Trust: Japan 2x Strategy Fund (RLCJ)
59,600 shares (cost $878,326)	910,096
Variable Trust: Leisure Fund (RLF)
74,708 shares (cost $4,166,342)	4,152,247
Variable Trust: Managed Futures Strategy Fund (RVMFU)
340,807 shares (cost $7,545,029)	6,966,086
Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)
229,296 shares (cost $4,303,367)	4,354,322
Variable Trust: Multi-Hedge Strategies Fund (RVARS)
269,580 shares (cost $5,512,029)	5,936,160
Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)
243,304 shares (cost $5,025,690)	5,033,958
Variable Trust: NASDAQ-100(R) Fund (ROF)
340,043 shares (cost $6,584,312)	6,569,627
Variable Trust: Nova Fund (RNF)
132,675 shares (cost $9,350,756)	9,596,347
Variable Trust: Precious Metals Fund (RPMF)
1,690,075 shares (cost $27,358,335)	24,387,776
Variable Trust: Real Estate Fund (RREF)
319,368 shares (cost $8,094,498)	8,271,633
Variable Trust: Retailing Fund (RRF)
480,918 shares (cost $6,915,472)	6,881,935
Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)
163,558 shares (cost $4,376,638)	4,373,550
Variable Trust: S&P 500 2x Strategy Fund (RTF)
93,366 shares (cost $9,788,832)	10,087,310
Variable Trust: S&P 500 Pure Growth Fund (RVLCG)
521,884 shares (cost $15,797,825)	15,651,310
Variable Trust: S&P 500 Pure Value Fund (RVLCV)
184,367 shares (cost $14,509,509)	14,524,403
Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)
290,423 shares (cost $11,024,477)	10,603,347
Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)
220,914 shares (cost $16,268,525)	16,294,618

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)
	270,213 shares (cost $8,287,630)	8,354,972
Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)
	63,074 shares (cost $5,654,665)	5,824,880
Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)
	225,722 shares (cost $2,813,555)	2,839,587
Variable Trust: Technology Fund (RTEC)
	422,162 shares (cost $4,569,168)	4,491,807
Variable Trust: Telecommunications Fund (RTEL)
	232,680 shares (cost $2,083,023)	2,094,117
Variable Trust: Transportation Fund (RTRF)
	254,591 shares (cost $3,584,233)	3,561,726
Variable Trust: Utilities Fund (RUTL)
	495,213 shares (cost $9,386,470)	9,656,652
Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)
	33,820 shares (cost $875,398)	822,507
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
	21,844 shares (cost $772,831)	671,694
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)
	205,782 shares (cost $2,029,848)	2,008,435
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
	2,139,169 shares (cost $20,740,422)	19,482,909

Total Investments		$1,059,285,886
Accounts Payable		(63,526)

		$1,059,222,360

Contract Owners’ Equity:
Accumulation units		1,059,078,599
Contracts in payout (annuitization) period (note 1f)		143,761

Total Contract Owners’ Equity (note 5)		$1,059,222,360

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	Total	MLVGA3	CSCRS	MVGTAS	MSEMB	MSVGT2	VKVGR2	GVAAA2
Reinvested dividends	$12,189,541	520,946	75,399	843	4,973	247	1,178	42
Mortality and expense risk charges (note 2)	(15,376,167)	(321,962)	(38,669)	(604)	(2,851)	(533)	(498)	(3,658)

Net investment income (loss)	(3,186,626)	198,984	36,730	239	2,122	(286)	680	(3,616)

Realized gain (loss) on investments	(2,757,430)	731,104	(92,481)	(3,539)	(40)	(4,509)	(6,956)	(38,392)
Change in unrealized gain (loss) on investments	(54,427,769)	(2,964,673)	(506,418)	(121)	11,007	665	(1,450)	(2,685)

Net gain (loss) on investments	(57,185,199)	(2,233,569)	(598,899)	(3,660)	10,967	(3,844)	(8,406)	(41,077)

Reinvested capital gains	7,433,025	560,633	-	375	1,572	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(52,938,800)	(1,473,952)	(562,169)	(3,046)	14,661	(4,130)	(7,726)	(44,693)

Investment Activity:	HIBF3	GEM3	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2
Reinvested dividends	$3,050,243	12,458	10,696	36,160	35,945	155,021	82,325	33,813
Mortality and expense risk charges (note 2)	(666,386)	(29,878)	(9,162)	(26,346)	(26,018)	(80,651)	(50,554)	(20,074)

Net investment income (loss)	2,383,857	(17,420)	1,534	9,814	9,927	74,370	31,771	13,739

Realized gain (loss) on investments	1,064,524	54,867	3,041	31,550	39,231	76,319	147,121	44,355
Change in unrealized gain (loss) on investments	(906,506)	(486,648)	(34,191)	(143,912)	(207,743)	(175,889)	(366,713)	(177,849)

Net gain (loss) on investments	158,018	(431,781)	(31,150)	(112,362)	(168,512)	(99,570)	(219,592)	(133,494)

Reinvested capital gains	-	-	4,518	11,726	10,075	29,244	23,896	14,116

Net increase (decrease) in contract owners’ equity resulting from operations	$2,541,875	(449,201)	(25,098)	(90,822)	(148,510)	4,044	(163,925)	(105,639)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	NVCMC2	NVLCP2	TRF3	GBF3	GVIDA6	NVDBL6	NVDCA6	GVIDC6
Reinvested dividends	$32,001	33,280	4,753	722,241	87,631	8,994	6,852	418,290
Mortality and expense risk charges (note 2)	(20,906)	(17,749)	(4,456)	(342,291)	(66,335)	(6,097)	(7,182)	(240,961)

Net investment income (loss)	11,095	15,531	297	379,950	21,296	2,897	(330)	177,329

Realized gain (loss) on investments	40,679	4,135	8,744	(321,821)	396,540	24,039	21,825	154,581
Change in unrealized gain (loss) on investments	(89,708)	9,403	(22,454)	1,167,856	(591,416)	(25,948)	(31,889)	(130,721)

Net gain (loss) on investments	(49,029)	13,538	(13,710)	846,035	(194,876)	(1,909)	(10,064)	23,860

Reinvested capital gains	8,076	2,594	-	72,498	-	393	302	58,172

Net increase (decrease) in contract owners’ equity resulting from operations	$(29,858)	31,663	(13,413)	1,298,483	(173,580)	1,381	(10,092)	259,361

Investment Activity:	GVIDM6	GVDMA6	GVDMC6	SAM	NVMIG6	GVDIV6	NVMLG2	NVMLV2
Reinvested dividends	$474,414	173,003	348,391	-	15,873	14,073	-	3,061
Mortality and expense risk charges (note 2)	(319,117)	(121,274)	(210,075)	(365)	(17,639)	(8,703)	(5,215)	(4,094)

Net investment income (loss)	155,297	51,729	138,316	(365)	(1,766)	5,370	(5,215)	(1,033)

Realized gain (loss) on investments	(414,825)	429,741	514,820	-	56,627	29,510	(16,601)	9,276
Change in unrealized gain (loss) on investments	40,865	(737,834)	(544,042)	-	(234,695)	(187,037)	(14,368)	(40,246)

Net gain (loss) on investments	(373,960)	(308,093)	(29,222)	-	(178,068)	(157,527)	(30,969)	(30,970)

Reinvested capital gains	-	-	-	-	-	-	-	14,739

Net increase (decrease) in contract owners’ equity resulting from operations	$(218,663)	(256,364)	109,094	(365)	(179,834)	(152,157)	(36,184)	(17,264)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	NVMMG1	NVMMG2	NVMMV2	SCGF3	SCVF3	SCF3	NVSTB2	NVMM2
Reinvested dividends	$-	-	4,914	-	3,354	16,012	49,363	149
Mortality and expense risk charges (note 2)	(6,050)	(20,500)	(7,041)	(8,578)	(11,407)	(40,188)	(32,715)	(3,535,810)

Net investment income (loss)	(6,050)	(20,500)	(2,127)	(8,578)	(8,053)	(24,176)	16,648	(3,535,661)

Realized gain (loss) on investments	97,794	52,983	(1,606)	71,907	102,781	277,992	(8,906)	-
Change in unrealized gain (loss) on investments	(106,874)	(142,645)	(65,049)	(136,051)	(160,302)	(443,592)	(31,491)	-

Net gain (loss) on investments	(9,080)	(89,662)	(66,655)	(64,144)	(57,521)	(165,600)	(40,397)	-

Reinvested capital gains	-	-	2,673	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(15,130)	(110,162)	(66,109)	(72,722)	(65,574)	(189,776)	(23,749)	(3,535,661)

Investment Activity:	ALVBWB	ACVIG3	ACVIP2	ACVU3	ACVV3	FQB	FAM2	FC2R
Reinvested dividends	$-	65,955	102,415	-	137,321	245	13,766	61,299
Mortality and expense risk charges (note 2)	(251)	(58,448)	(42,723)	(7,637)	(97,247)	(62)	(1,909)	(124,132)

Net investment income (loss)	(251)	7,507	59,692	(7,637)	40,074	183	11,857	(62,833)

Realized gain (loss) on investments	(1,347)	(11,403)	122,332	76,258	518,925	3	(2,487)	(107,088)
Change in unrealized gain (loss) on investments	648	47,090	26,251	(54,960)	(686,987)	(140)	(34,906)	(184,986)

Net gain (loss) on investments	(699)	35,687	148,583	21,298	(168,062)	(137)	(37,393)	(292,074)

Reinvested capital gains	-	-	-	-	-	-	3,591	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(950)	43,194	208,275	13,661	(127,988)	46	(21,945)	(354,907)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	FEI2R	FG2R	FTVFA2	SBTRP	SBVI	SBIEP	PMVAAD	PMVFAD
Reinvested dividends	$86,738	6,172	308	477	43,969	8,683	123,243	66,716
Mortality and expense risk charges (note 2)	(65,768)	(79,082)	(24,872)	(452)	(25,890)	(1,251)	(15,512)	(40,618)

Net investment income (loss)	20,970	(72,910)	(24,564)	25	18,079	7,432	107,731	26,098

Realized gain (loss) on investments	307,320	990,261	96,671	(49)	(35,598)	(3,022)	(39,535)	118,750
Change in unrealized gain (loss) on investments	(470,169)	(1,075,246)	(184,476)	(2,620)	86,116	(17,034)	(27,978)	8,471

Net gain (loss) on investments	(162,849)	(84,985)	(87,805)	(2,669)	50,518	(20,056)	(67,513)	127,221

Reinvested capital gains	-	19,393	-	-	-	-	-	17,045

Net increase (decrease) in contract owners’ equity resulting from operations	$(141,879)	(138,502)	(112,369)	(2,644)	68,597	(12,624)	40,218	170,364

Investment Activity:	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVGBD	PMVHYD	PIVEM2	PIHYB2
Reinvested dividends	$56,672	85,829	656,675	351,629	226,190	1,062,489	-	209,737
Mortality and expense risk charges (note 2)	(60,151)	(44,256)	(61,509)	(95,919)	(117,449)	(227,221)	(71,177)	(61,162)

Net investment income (loss)	(3,479)	41,573	595,166	255,710	108,741	835,268	(71,177)	148,575

Realized gain (loss) on investments	(116,712)	(77,465)	38,216	(102,743)	296,597	(165,135)	(267,397)	(491,904)
Change in unrealized gain (loss) on investments	(4,710)	(90,713)	(1,060,846)	131,701	(203,325)	376,379	(979,820)	(35,488)

Net gain (loss) on investments	(121,422)	(168,178)	(1,022,630)	28,958	93,272	211,244	(1,247,217)	(527,392)

Reinvested capital gains	-	138,781	-	-	196,162	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(124,901)	12,176	(427,464)	284,668	398,175	1,046,512	(1,318,394)	(378,817)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	PROUSN	PROAHY	PROA30	PROBNK	PROBM	PROBR	PROBIO	PROBL
Reinvested dividends	$-	72,126	477	-	-	-	-	-
Mortality and expense risk charges (note 2)	(12,780)	(94,047)	(22,942)	(1,845)	(2,009)	(24,006)	(2,020)	(95,026)

Net investment income (loss)	(12,780)	(21,921)	(22,465)	(1,845)	(2,009)	(24,006)	(2,020)	(95,026)

Realized gain (loss) on investments	(401,180)	(801,398)	(373,138)	(55,521)	(77,457)	(315,446)	(50,598)	(361,956)
Change in unrealized gain (loss) on investments	2,043	(47,458)	(79,490)	1,232	(16,750)	117,772	6,382	18,313

Net gain (loss) on investments	(399,137)	(848,856)	(452,628)	(54,289)	(94,207)	(197,674)	(44,216)	(343,643)

Reinvested capital gains	-	215,264	80,266	-	-	-	-	92,281

Net increase (decrease) in contract owners’ equity resulting from operations	$(411,917)	(655,513)	(394,827)	(56,134)	(96,216)	(221,680)	(46,236)	(346,388)

Investment Activity:	PROCG	PROCS	PROEM	PROE30	PROFIN	PROHC	PROIND	PROINT
Reinvested dividends	$-	-	-	1,914	-	-	-	-
Mortality and expense risk charges (note 2)	(1,910)	(1,426)	(55,214)	(4,064)	(1,222)	(4,402)	(5,871)	(45,726)

Net investment income (loss)	(1,910)	(1,426)	(55,214)	(2,150)	(1,222)	(4,402)	(5,871)	(45,726)

Realized gain (loss) on investments	(38,128)	(5,499)	(530,056)	(71,813)	25,537	(80,300)	(50,068)	(454,196)
Change in unrealized gain (loss) on investments	6,009	1,739	(427,949)	1,880	3,728	6,169	(604)	(160,194)

Net gain (loss) on investments	(32,119)	(3,760)	(958,005)	(69,933)	29,265	(74,131)	(50,672)	(614,390)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(34,029)	(5,186)	(1,013,219)	(72,083)	28,043	(78,533)	(56,543)	(660,116)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	PRONET	PROJP	PRON	PROOG	PROPHR	PROPM	PRORE	PRORRO
Reinvested dividends	$-	-	-	7,814	-	-	-	-
Mortality and expense risk charges (note 2)	(690)	(5,292)	(25,428)	(64,873)	(5,860)	(28,442)	(3,676)	(27,125)

Net investment income (loss)	(690)	(5,292)	(25,428)	(57,059)	(5,860)	(28,442)	(3,676)	(27,125)

Realized gain (loss) on investments	(30,087)	(139,175)	(126,469)	629,174	(40,105)	(342,156)	(119,485)	(915,760)
Change in unrealized gain (loss) on investments	(1,165)	(16,842)	446	(170,139)	57,216	(245,327)	13,663	50,818

Net gain (loss) on investments	(31,252)	(156,017)	(126,023)	459,035	17,111	(587,483)	(105,822)	(864,942)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(31,942)	(161,309)	(151,451)	401,976	11,251	(615,925)	(109,498)	(892,067)

Investment Activity:	PROSCN	PROSEM	PROSIN	PROSN	PROTEC	PROTEL	PROGVP	PROUN
Reinvested dividends	$-	-	-	-	-	-	4,052	-
Mortality and expense risk charges (note 2)	(815)	(9,152)	(13,201)	(9,983)	(6,099)	(931)	(40,612)	(17,209)

Net investment income (loss)	(815)	(9,152)	(13,201)	(9,983)	(6,099)	(931)	(36,560)	(17,209)

Realized gain (loss) on investments	(43,900)	(138,074)	(223,391)	(68,680)	(33,197)	(12,560)	1,296,033	(166,893)
Change in unrealized gain (loss) on investments	(3,232)	28,769	(15,407)	7,301	(21,619)	141	77,699	(38,936)

Net gain (loss) on investments	(47,132)	(109,305)	(238,798)	(61,379)	(54,816)	(12,419)	1,373,732	(205,829)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(47,947)	(118,457)	(251,999)	(71,362)	(60,915)	(13,350)	1,337,172	(223,038)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	PROUTL	RVAAS	RVACS	RVAMS	RSRF	RVASA	RVAMR	RBKF
Reinvested dividends	$-	6,072	7,491	18,315	-	75,763	-	3,131
Mortality and expense risk charges (note 2)	(5,557)	(23,863)	(37,852)	(71,979)	(146,240)	(52,287)	(195,523)	(20,923)

Net investment income (loss)	(5,557)	(17,791)	(30,361)	(53,664)	(146,240)	23,476	(195,523)	(17,792)

Realized gain (loss) on investments	29,640	66,161	164,233	314,084	397,573	13,818	505,282	(321,200)
Change in unrealized gain (loss) on investments	48,870	(314,336)	(169,843)	(469,633)	(1,003,574)	(206,550)	(1,471,001)	(26,620)

Net gain (loss) on investments	78,510	(248,175)	(5,610)	(155,549)	(606,001)	(192,732)	(965,719)	(347,820)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$72,953	(265,966)	(35,971)	(209,213)	(752,241)	(169,256)	(1,161,242)	(365,612)

Investment Activity:	RBMF	RVBER	RBF	RVCLR	RVCMD	RCPF	RVLDD	RVDFA
Reinvested dividends	$-	126,346	-	168,324	647,666	126,810	-	79,934
Mortality and expense risk charges (note 2)	(170,899)	(120,764)	(95,204)	(138,080)	(120,390)	(117,373)	(108,557)	(319,405)

Net investment income (loss)	(170,899)	5,582	(95,204)	30,244	527,276	9,437	(108,557)	(239,471)

Realized gain (loss) on investments	(1,444,739)	370,362	(766,743)	286,071	256,970	569,172	346,581	(246,247)
Change in unrealized gain (loss) on investments	(1,737,406)	(880,522)	126,379	(635,909)	(1,517,593)	150,773	257,343	(2,621,445)

Net gain (loss) on investments	(3,182,145)	(510,160)	(640,364)	(349,838)	(1,260,623)	719,945	603,924	(2,867,692)

Reinvested capital gains	1,084,975	-	-	-	-	-	-	388,719

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,268,069)	(504,578)	(735,568)	(319,594)	(733,347)	729,382	495,367	(2,718,444)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	RVDSR	RELF	RENF	RESF	RLCE	RFSF	RUGB	RHCF
Reinvested dividends	$41,142	-	-	-	-	2,868	294,993	-
Mortality and expense risk charges (note 2)	(420,648)	(61,684)	(214,730)	(190,873)	(43,544)	(54,481)	(230,246)	(118,209)

Net investment income (loss)	(379,506)	(61,684)	(214,730)	(190,873)	(43,544)	(51,613)	64,747	(118,209)

Realized gain (loss) on investments	114,190	(1,918,015)	(136,249)	(292,055)	(432,956)	(421,780)	8,872,767	(473,931)
Change in unrealized gain (loss) on investments	(2,309,026)	(14,441)	(1,188,379)	(2,000,237)	(48,586)	(65,064)	471,238	55,916

Net gain (loss) on investments	(2,194,836)	(1,932,456)	(1,324,628)	(2,292,292)	(481,542)	(486,844)	9,344,005	(418,015)

Reinvested capital gains	-	1,545,477	60,626	989,305	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,574,342)	(448,663)	(1,478,732)	(1,493,860)	(525,086)	(538,457)	9,408,752	(536,224)

Investment Activity:	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC	RUF	RLCJ
Reinvested dividends	$-	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(82,549)	(87,612)	(78,193)	(14,368)	(41,665)	(51,759)	(122,232)	(36,821)

Net investment income (loss)	(82,549)	(87,612)	(78,193)	(14,368)	(41,665)	(51,759)	(122,232)	(36,821)

Realized gain (loss) on investments	(145,969)	(2,307,393)	(1,601,425)	(149,076)	(585,414)	(211,989)	(1,832,978)	(717,947)
Change in unrealized gain (loss) on investments	(466,137)	(29,807)	(62,705)	(29,023)	(21,799)	(12,331)	282,188	(184,196)

Net gain (loss) on investments	(612,106)	(2,337,200)	(1,664,130)	(178,099)	(607,213)	(224,320)	(1,550,790)	(902,143)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(694,655)	(2,424,812)	(1,742,323)	(192,467)	(648,878)	(276,079)	(1,673,022)	(938,964)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	RLF	RVMFU	RMED	RVARS	RVF	ROF	RNF	RPMF
Reinvested dividends	$-	-	-	-	-	-	5,709	25,688
Mortality and expense risk charges (note 2)	(79,948)	(114,961)	(93,755)	(87,163)	(88,117)	(119,177)	(157,713)	(566,435)

Net investment income (loss)	(79,948)	(114,961)	(93,755)	(87,163)	(88,117)	(119,177)	(152,004)	(540,747)

Realized gain (loss) on investments	793,463	(29,979)	(45,567)	175,422	(1,915,126)	149,789	(105,916)	2,137,061
Change in unrealized gain (loss) on investments	(676,181)	(681,567)	(572,628)	21,887	(167,764)	(280,477)	(581,904)	(12,304,655)

Net gain (loss) on investments	117,282	(711,546)	(618,195)	197,309	(2,082,890)	(130,688)	(687,820)	(10,167,594)

Reinvested capital gains	-	-	-	-	692,983	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$37,334	(826,507)	(711,950)	110,146	(1,478,024)	(249,865)	(839,824)	(10,708,341)

Investment Activity:	RREF	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG	RVMCV
Reinvested dividends	$279,875	-	-	-	-	2,773	-	-
Mortality and expense risk charges (note 2)	(168,693)	(70,343)	(81,931)	(119,550)	(275,168)	(183,261)	(253,388)	(128,449)

Net investment income (loss)	111,182	(70,343)	(81,931)	(119,550)	(275,168)	(180,488)	(253,388)	(128,449)

Realized gain (loss) on investments	(485,083)	259,337	(1,531,846)	(1,655,694)	(1,043,320)	598,193	1,866,922	(432,802)
Change in unrealized gain (loss) on investments	(174,292)	(325,989)	(419,006)	63,425	(522,510)	(1,193,279)	(2,539,477)	(467,164)

Net gain (loss) on investments	(659,375)	(66,652)	(1,950,852)	(1,592,269)	(1,565,830)	(595,086)	(672,555)	(899,966)

Reinvested capital gains	-	-	-	-	-	-	736,102	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(548,193)	(136,995)	(2,032,783)	(1,711,819)	(1,840,998)	(775,574)	(189,841)	(1,028,415)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	RVSCG	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL
Reinvested dividends	$-	-	-	-	20,589	-	149,008	-
Mortality and expense risk charges (note 2)	(115,758)	(76,103)	(33,136)	(109,196)	(27,881)	(72,872)	(115,303)	(26,414)

Net investment income (loss)	(115,758)	(76,103)	(33,136)	(109,196)	(7,292)	(72,872)	33,705	(26,414)

Realized gain (loss) on investments	(329,201)	457,039	(453,738)	(557,516)	(265,617)	(495,033)	595,590	(51,837)
Change in unrealized gain (loss) on investments	(250,296)	(384,120)	114,474	(174,376)	(16,237)	(174,490)	202,578	(54,413)

Net gain (loss) on investments	(579,497)	72,919	(339,264)	(731,892)	(281,854)	(669,523)	798,168	(106,250)

Reinvested capital gains	-	-	-	298,007	58,446	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(695,255)	(3,184)	(372,400)	(543,081)	(230,700)	(742,395)	831,873	(132,664)

Investment Activity:	VWHA	VWAR	WRASP	RVIRO
Reinvested dividends	$-	-	217,195	-
Mortality and expense risk charges (note 2)	(6,998)	(7,839)	(295,565)	(15,352)

Net investment income (loss)	(6,998)	(7,839)	(78,370)	(15,352)

Realized gain (loss) on investments	(59,005)	(493)	717,761	45,052
Change in unrealized gain (loss) on investments	(101,136)	(21,413)	(2,851,794)	(38,605)

Net gain (loss) on investments	(160,141)	(21,906)	(2,134,033)	6,447

Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(167,139)	(29,745)	(2,212,403)	(8,905)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	Total		MLVGA3		CSCRS		MVGTAS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(3,186,626)	(5,511,069)	198,984	98,837	36,730	33,421	239	-
Realized gain (loss) on investments	(2,757,430)	8,799,424	731,104	848	(92,481)	52,469	(3,539)	-
Change in unrealized gain (loss) on investments	(54,427,769)	32,343,120	(2,964,673)	1,170,134	(506,418)	25,477	(121)	-
Reinvested capital gains	7,433,025	2,560,365	560,633	104,974	-	-	375	-

Net increase (decrease) in contract owners’ equity resulting from operations	(52,938,800)	38,191,840	(1,473,952)	1,374,793	(562,169)	111,367	(3,046)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	212,284,689	198,007,338	1,934,936	1,315,452	350,657	213,617	62,342	-
Transfers between funds	-	-	5,006,117	16,403,971	1,997,024	361,171	42,160	-
Redemptions (note 3)	(211,278,536)	(183,843,567)	(1,989,818)	(641,960)	(149,098)	(67,487)	(1,206)	-
Annuity benefits	(65,070)	(346,257)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,600)	(1,721)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,289,152)	(1,584,182)	(5,231)	(2,339)	(3,013)	(14)	-	-
Adjustments to maintain reserves	5,453	354,680	(347)	(1,644)	(3,174)	32	(9)	-

Net equity transactions	(344,216)	12,586,291	4,945,657	17,073,480	2,192,396	507,319	103,287	-

Net change in contract owners’ equity	(53,283,016)	50,778,131	3,471,705	18,448,273	1,630,227	618,686	100,241	-
Contract owners’ equity beginning of period	1,112,505,376	1,061,727,245	18,448,273	-	618,686	-	-	-

Contract owners’ equity end of period	$1,059,222,360	1,112,505,376	21,919,978	18,448,273	2,248,913	618,686	100,241	-

CHANGES IN UNITS:
Beginning units	100,535,296	104,014,346	1,720,332	-	52,295	-	-	-
Units purchased	730,394,070	747,467,057	1,601,130	2,468,884	412,454	122,031	20,346	-
Units redeemed	(729,750,568)	(750,946,107)	(1,166,704)	(748,552)	(243,790)	(69,736)	(9,745)	-

Ending units	101,178,798	100,535,296	2,154,758	1,720,332	220,959	52,295	10,601	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	MSEMB		MSVGT2		VKVGR2		GVAAA2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,122	-	(286)	-	680	-	(3,616)	-
Realized gain (loss) on investments	(40)	-	(4,509)	-	(6,956)	-	(38,392)	-
Change in unrealized gain (loss) on investments	11,007	-	665	-	(1,450)	-	(2,685)	-
Reinvested capital gains	1,572	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,661	-	(4,130)	-	(7,726)	-	(44,693)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	206,012	-	31,916	-	15,261	-	95,224	-
Transfers between funds	189,877	-	28,870	-	77,177	-	838,546	-
Redemptions (note 3)	(22,977)	-	(986)	-	(161)	-	(33,557)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(54)	-	-	-	-	-	-	-
Adjustments to maintain reserves	(4)	-	(5)	-	1	-	(7)	-

Net equity transactions	372,854	-	59,795	-	92,278	-	900,206	-

Net change in contract owners’ equity	387,515	-	55,665	-	84,552	-	855,513	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$387,515	-	55,665	-	84,552	-	855,513	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	45,811	-	11,296	-	19,447	-	145,179	-
Units redeemed	(8,336)	-	(5,018)	-	(9,260)	-	(53,612)	-

Ending units	37,475	-	6,278	-	10,187	-	91,567	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	HIBF3		GEM3		NVCRA2		NVCRB2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,383,857	3,209,591	(17,420)	(8,399)	1,534	(13,505)	9,814	(2,588)
Realized gain (loss) on investments	1,064,524	7,217,672	54,867	39,527	3,041	160,324	31,550	14,452
Change in unrealized gain (loss) on investments	(906,506)	(5,663,213)	(486,648)	154,569	(34,191)	(8,808)	(143,912)	54,881
Reinvested capital gains	-	-	-	-	4,518	44,925	11,726	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,541,875	4,764,050	(449,201)	185,697	(25,098)	182,936	(90,822)	66,745

Equity transactions:
Purchase payments received from contract owners (note 3)	2,551,052	4,664,774	747,123	109,215	91,960	(310)	312,379	100
Transfers between funds	4,398,471	1,219,438	(1,382,762)	2,252,126	(285,587)	633,668	1,151,545	971,103
Redemptions (note 3)	(4,792,581)	(4,995,027)	(159,525)	(52,585)	(53,994)	(180,669)	(382,834)	(11,558)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(19,082)	(15,310)	(3,122)	(1,359)	-	-	(1,542)	(76)
Adjustments to maintain reserves	(291)	(37)	(595)	(3)	(17)	(4)	(50)	(10)

Net equity transactions	2,137,569	873,838	(798,881)	2,307,394	(247,638)	452,685	1,079,498	959,559

Net change in contract owners’ equity	4,679,444	5,637,888	(1,248,082)	2,493,091	(272,736)	635,621	988,676	1,026,304
Contract owners’ equity beginning of period	64,726,021	59,088,133	2,493,091	-	635,621	-	1,026,304	-

Contract owners’ equity end of period	$69,405,465	64,726,021	1,245,009	2,493,091	362,885	635,621	2,014,980	1,026,304

CHANGES IN UNITS:
Beginning units	5,060,142	5,140,397	203,740	-	58,478	-	95,478	-
Units purchased	6,538,011	9,173,220	132,532	236,820	45,834	684,806	244,856	115,883
Units redeemed	(6,254,431)	(9,253,475)	(201,705)	(33,080)	(67,555)	(626,328)	(150,945)	(20,405)

Ending units	5,343,722	5,060,142	134,567	203,740	36,757	58,478	189,389	95,478

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$9,927	(1,615)	74,370	(7,649)	31,771	(9,508)	13,739	(4,247)
Realized gain (loss) on investments	39,231	(19,807)	76,319	35,500	147,121	50,644	44,355	23,205
Change in unrealized gain (loss) on investments	(207,743)	89,786	(175,889)	82,024	(366,713)	200,738	(177,849)	81,283
Reinvested capital gains	10,075	43	29,244	47,883	23,896	—	14,116	—

Net increase (decrease) in contract owners’ equity resulting from operations	(148,510)	68,407	4,044	157,758	(163,925)	241,874	(105,639)	100,241

Equity transactions:
Purchase payments received from contract owners (note 3)	389,984	372,582	618,085	391,826	632,479	104,157	462,864	127,824
Transfers between funds	478,970	831,704	1,013,183	4,760,804	438,933	2,759,056	52,748	1,108,423
Redemptions (note 3)	(210,876)	(67,964)	(1,125,657)	(147,779)	(282,901)	(96,131)	(59,332)	(6,931)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,732)	(97)	(3,255)	(1,526)	(744)	(1,131)	-	-
Adjustments to maintain reserves	(253)	10	(91)	(147)	(108)	(777)	(35)	(41)

Net equity transactions	656,093	1,136,235	502,265	5,003,178	787,659	2,765,174	456,245	1,229,275

Net change in contract owners’ equity	507,583	1,204,642	506,309	5,160,936	623,734	3,007,048	350,606	1,329,516
Contract owners’ equity beginning of period	1,204,642	-	5,160,936	-	3,007,048	-	1,329,516	-

Contract owners’ equity end of period	$1,712,225	1,204,642	5,667,245	5,160,936	3,630,782	3,007,048	1,680,122	1,329,516

CHANGES IN UNITS:
Beginning units	111,776	-	496,507	-	284,817	-	124,800	-
Units purchased	164,366	174,385	393,412	760,414	241,422	481,814	104,873	155,461
Units redeemed	(107,937)	(62,609)	(342,165)	(263,907)	(171,540)	(196,997)	(61,978)	(30,661)

Ending units	168,205	111,776	547,754	496,507	354,699	284,817	167,695	124,800

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVCMC2		NVLCP2		TRF3		GBF3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$11,095	(4,163)	15,531	-	297	(987)	379,950	390,318
Realized gain (loss) on investments	40,679	68,965	4,135	-	8,744	(4,273)	(321,821)	277,618
Change in unrealized gain (loss) on investments	(89,708)	63,591	9,403	-	(22,454)	42,261	1,167,856	(1,042,905)
Reinvested capital gains	8,076	1,951	2,594	-	-	-	72,498	1,021,276

Net increase (decrease) in contract owners’ equity resulting from operations	(29,858)	130,344	31,663	-	(13,413)	37,001	1,298,483	646,307

Equity transactions:
Purchase payments received from contract owners (note 3)	191,032	106,326	252,935	-	32,200	257	794,787	965,493
Transfers between funds	117,010	973,221	2,295,534	-	213,605	115,782	(1,734,135)	8,072,335
Redemptions (note 3)	(68,473)	(27,406)	(120,943)	-	(106,497)	(147,047)	(2,807,215)	(3,968,930)
Annuity benefits	-	-	-	-	-	-	-	(14,175)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(25)	(706)	(10)	-	(548)	(36)	(18,434)	(28,543)
Adjustments to maintain reserves	(51)	(1)	(12)	-	(1,009)	(943)	(89)	4

Net equity transactions	239,493	1,051,434	2,427,504	-	137,751	(31,987)	(3,765,086)	5,026,184

Net change in contract owners’ equity	209,635	1,181,778	2,459,167	-	124,338	5,014	(2,466,603)	5,672,491
Contract owners’ equity beginning of period	1,181,778	-	-	-	290,504	285,490	27,039,696	21,367,205

Contract owners’ equity end of period	$1,391,413	1,181,778	2,459,167	-	414,842	290,504	24,573,093	27,039,696

CHANGES IN UNITS:
Beginning units	111,604	-	-	-	25,101	27,729	2,020,667	1,651,392
Units purchased	79,605	354,923	625,757	-	28,545	22,394	883,738	1,976,913
Units redeemed	(55,319)	(243,319)	(385,899)	-	(17,792)	(25,022)	(1,162,995)	(1,607,638)

Ending units	135,890	111,604	239,858	-	35,854	25,101	1,741,410	2,020,667

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVIDA6		NVDBL6		NVDCA6		GVIDC6
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$21,296	20,250	2,897	(511)	(330)	62	177,329	149,731
Realized gain (loss) on investments	396,540	(1,203,717)	24,039	(377)	21,825	4,415	154,581	278,896
Change in unrealized gain (loss) on investments	(591,416)	1,809,260	(25,948)	27,697	(31,889)	18,254	(130,721)	218,362
Reinvested capital gains	-	-	393	871	302	306	58,172	63,191

Net increase (decrease) in contract owners’ equity resulting from operations	(173,580)	625,793	1,381	27,680	(10,092)	23,037	259,361	710,180

Equity transactions:
Purchase payments received from contract owners (note 3)	167,533	266,111	75,932	24,000	93,243	—	565,715	1,215,572
Transfers between funds	125,994	(2,262,182)	(191,828)	532,793	224,198	266,349	1,251,325	5,619,111
Redemptions (note 3)	(663,058)	(732,062)	(27,274)	(5,297)	(13,609)	(64,720)	(2,383,636)	(2,133,255)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(349)	(6,768)	(40)	(26)	(36)	-	(16,427)	(7,454)
Adjustments to maintain reserves	(32)	(152)	(11)	(4)	(3)	(11)	(87)	101

Net equity transactions	(369,912)	(2,735,053)	(143,221)	551,466	303,793	201,618	(583,110)	4,694,075

Net change in contract owners’ equity	(543,492)	(2,109,260)	(141,840)	579,146	293,701	224,655	(323,749)	5,404,255
Contract owners’ equity beginning of period	4,985,129	7,094,389	579,146	-	224,655	-	17,110,895	11,706,640

Contract owners’ equity end of period	$4,441,637	4,985,129	437,306	579,146	518,356	224,655	16,787,146	17,110,895

CHANGES IN UNITS:
Beginning units	396,111	640,695	55,752	-	21,384	-	1,453,199	1,024,761
Units purchased	209,411	252,518	20,352	59,495	112,078	31,102	589,979	1,946,173
Units redeemed	(234,539)	(497,102)	(33,729)	(3,743)	(82,942)	(9,718)	(652,852)	(1,517,735)

Ending units	370,983	396,111	42,375	55,752	50,520	21,384	1,390,326	1,453,199

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVIDM6		GVDMA6		GVDMC6		SAM
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$155,297	124,324	51,729	50,524	138,316	98,104	(365)	(512)
Realized gain (loss) on investments	(414,825)	(1,891,335)	429,741	(1,284,744)	514,820	80,706	-	-
Change in unrealized gain (loss) on investments	40,865	3,651,151	(737,834)	2,181,158	(544,042)	787,144	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(218,663)	1,884,140	(256,364)	946,938	109,094	965,954	(365)	(512)

Equity transactions:
Purchase payments received from contract owners (note 3)	812,745	925,175	34,620	242,281	441,715	343,264	-	-
Transfers between funds	2,588,328	3,017,694	(658,884)	(828,758)	725,278	6,189,088	-	66,271
Redemptions (note 3)	(3,027,884)	(2,907,694)	(1,215,847)	(1,371,408)	(2,213,663)	(1,987,795)	-	(37,477)
Annuity benefits	(4,428)	(734)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(46)	(46)
Contingent deferred sales charges (note 2)	(8,187)	(6,865)	(4,292)	(14,253)	(3,620)	(8,566)	-	-
Adjustments to maintain reserves	(28)	(840)	(57)	831	(75)	(24)	6	(5)

Net equity transactions	360,546	1,026,736	(1,844,460)	(1,971,307)	(1,050,365)	4,535,967	(40)	28,743

Net change in contract owners’ equity	141,883	2,910,876	(2,100,824)	(1,024,369)	(941,271)	5,501,921	(405)	28,231
Contract owners’ equity beginning of period	23,196,133	20,285,257	9,649,660	10,674,029	15,322,320	9,820,399	28,231	-

Contract owners’ equity end of period	$23,338,016	23,196,133	7,548,836	9,649,660	14,381,049	15,322,320	27,826	28,231

CHANGES IN UNITS:
Beginning units	1,859,898	1,781,508	762,011	940,058	1,252,758	855,329	2,848	-
Units purchased	578,497	963,028	114,105	363,747	326,100	779,277	-	6,627
Units redeemed	(534,838)	(884,638)	(258,366)	(541,794)	(416,807)	(381,848)	(4)	(3,779)

Ending units	1,903,557	1,859,898	617,750	762,011	1,162,051	1,252,758	2,844	2,848

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVMIG6		GVDIV6		NVMLG2		NVMLV2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,766)	1,827	5,370	13,566	(5,215)	(747)	(1,033)	(372)
Realized gain (loss) on investments	56,627	14,371	29,510	16,862	(16,601)	23,291	9,276	(598)
Change in unrealized gain (loss) on investments	(234,695)	66,693	(187,037)	56,792	(14,368)	(2,769)	(40,246)	27,229
Reinvested capital gains	-	-	-	-	-	4,323	14,739	10,015

Net increase (decrease) in contract owners’ equity resulting from operations	(179,834)	82,891	(152,157)	87,220	(36,184)	24,098	(17,264)	36,274

Equity transactions:
Purchase payments received from contract owners (note 3)	40,695	83,623	39,347	106,113	87,256	4,381	48,910	68,546
Transfers between funds	392,307	1,188,547	118,026	648,428	336,953	117,737	131,244	190,730
Redemptions (note 3)	(194,041)	(25,495)	(148,481)	(3,070)	(20,706)	(21,348)	(21,300)	(1,469)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(798)	(839)	(576)	-	(42)	-	(25)	(5)
Adjustments to maintain reserves	33	(43)	36	(16)	(70)	22	(36)	4

Net equity transactions	238,196	1,245,793	8,352	751,455	403,391	100,792	158,793	257,806

Net change in contract owners’ equity	58,362	1,328,684	(143,805)	838,675	367,207	124,890	141,529	294,080
Contract owners’ equity beginning of period	1,328,684	-	838,675	-	124,890	-	294,080	-

Contract owners’ equity end of period	$1,387,046	1,328,684	694,870	838,675	492,097	124,890	435,609	294,080

CHANGES IN UNITS:
Beginning units	117,515	-	78,665	-	11,035	-	26,704	-
Units purchased	101,440	125,812	75,755	89,036	78,897	89,661	71,403	31,476
Units redeemed	(84,637)	(8,297)	(78,672)	(10,371)	(42,091)	(78,626)	(52,603)	(4,772)

Ending units	134,318	117,515	75,748	78,665	47,841	11,035	45,504	26,704

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVMMG1		NVMMG2		NVMMV2		SCGF3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(6,050)	(7,643)	(20,500)	(2,988)	(2,127)	585	(8,578)	(3,495)
Realized gain (loss) on investments	97,794	34,200	52,983	27,158	(1,606)	21,110	71,907	2,375
Change in unrealized gain (loss) on investments	(106,874)	105,018	(142,645)	73,338	(65,049)	11,904	(136,051)	68,599
Reinvested capital gains	-	-	-	-	2,673	8,646	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(15,130)	131,575	(110,162)	97,508	(66,109)	42,245	(72,722)	67,479

Equity transactions:
Purchase payments received from contract owners (note 3)	1,571	257	232,449	3,127	45,286	2,694	133,481	10,244
Transfers between funds	(35,042)	(39,329)	406,934	1,294,514	453,093	236,721	49,905	217,867
Redemptions (note 3)	(216,857)	(83,236)	(239,808)	(77,608)	(20,989)	(86,848)	(123,810)	(5,526)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(585)	(36)	(2,841)	(1,277)	(49)	(528)	(1,618)	(14)
Adjustments to maintain reserves	(10)	(286)	(55)	(22)	(40)	(6)	44	(13)

Net equity transactions	(250,923)	(122,630)	396,679	1,218,734	477,301	152,033	58,002	222,558

Net change in contract owners’ equity	(266,053)	8,945	286,517	1,316,242	411,192	194,278	(14,720)	290,037
Contract owners’ equity beginning of period	615,744	606,799	1,316,242	-	194,278	-	530,351	240,314

Contract owners’ equity end of period	$349,691	615,744	1,602,759	1,316,242	605,470	194,278	515,631	530,351

CHANGES IN UNITS:
Beginning units	40,034	51,431	114,607	-	17,489	-	51,624	28,923
Units purchased	170	3,524	205,739	139,227	84,438	40,348	76,122	39,264
Units redeemed	(16,165)	(14,921)	(172,268)	(24,620)	(44,284)	(22,859)	(76,604)	(16,563)

Ending units	24,039	40,034	148,078	114,607	57,643	17,489	51,142	51,624

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SCVF3		SCF3		NVSTB2		NVMM2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(8,053)	(5,611)	(24,176)	(23,133)	16,648	—	(3,535,661)	(3,977,042)
Realized gain (loss) on investments	102,781	(38,222)	277,992	17,530	(8,906)	—	—	—
Change in unrealized gain (loss) on investments	(160,302)	243,428	(443,592)	492,456	(31,491)	—	—	—
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(65,574)	199,595	(189,776)	486,853	(23,749)	-	(3,535,661)	(3,977,042)

Equity transactions:
Purchase payments received from contract owners (note 3)	70,158	3,833	52,136	126,468	485,911	-	148,939,725	139,662,320
Transfers between funds	(289,594)	446,929	179,793	403,464	4,499,435	-	(31,457,216)	(118,155,190)
Redemptions (note 3)	(108,417)	(77,403)	(408,357)	(215,223)	(536,769)	-	(97,004,501)	(68,330,152)
Annuity benefits	-	-	-	-	-	-	(2,037)	(210,927)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(398)	(75)	(1,754)	(2,256)	(4,270)	-	(367,406)	(614,568)
Adjustments to maintain reserves	(525)	(62)	(4)	(117)	(44)	-	(218)	30,842

Net equity transactions	(328,776)	373,222	(178,186)	312,336	4,444,263	-	20,108,347	(47,617,675)

Net change in contract owners’ equity	(394,350)	572,817	(367,962)	799,189	4,420,514	-	16,572,686	(51,594,717)
Contract owners’ equity beginning of period	1,052,882	480,065	2,892,144	2,092,955	-	-	218,481,379	270,076,096

Contract owners’ equity end of period	$658,532	1,052,882	2,524,182	2,892,144	4,420,514	-	235,054,065	218,481,379

CHANGES IN UNITS:
Beginning units	73,763	41,827	182,582	163,471	-	-	22,180,368	27,007,244
Units purchased	18,586	72,738	78,169	129,044	876,298	-	200,205,019	162,610,336
Units redeemed	(43,188)	(40,802)	(88,787)	(109,933)	(432,590)	-	(198,175,033)	(167,437,212)

Ending units	49,161	73,763	171,964	182,582	443,708	-	24,210,354	22,180,368

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ALVBWB		ACVIG3		ACVIP2		ACVU3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(251)	-	7,507	4,701	59,692	-	(7,637)	(6,337)
Realized gain (loss) on investments	(1,347)	-	(11,403)	(674,547)	122,332	-	76,258	(145,264)
Change in unrealized gain (loss) on investments	648	-	47,090	1,100,033	26,251	-	(54,960)	235,809
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(950)	-	43,194	430,187	208,275	-	13,661	84,208

Equity transactions:
Purchase payments received from contract owners (note 3)	33,530	-	312,498	321,117	874,106	-	23	-
Transfers between funds	23,956	-	25,639	1,028,940	5,822,742	-	(209,210)	(6,354)
Redemptions (note 3)	(1,417)	-	(619,627)	(658,040)	(631,652)	-	(171,431)	(117,305)
Annuity benefits	-	-	-	(1,461)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(3,750)	(2,288)	(3,697)	-	(4,208)	(249)
Adjustments to maintain reserves	2	-	(52)	(2)	(43)	-	(45)	(19)

Net equity transactions	56,071	-	(285,292)	688,266	6,061,456	-	(384,871)	(123,927)

Net change in contract owners’ equity	55,121	-	(242,098)	1,118,453	6,269,731	-	(371,210)	(39,719)
Contract owners’ equity beginning of period	-	-	4,454,959	3,336,506	-	-	819,374	859,093

Contract owners’ equity end of period	$55,121	-	4,212,861	4,454,959	6,269,731	-	448,164	819,374

CHANGES IN UNITS:
Beginning units	-	-	383,684	324,541	-	-	76,358	91,946
Units purchased	10,325	-	140,698	213,356	928,752	-	7,560	17,664
Units redeemed	(4,254)	-	(166,964)	(154,213)	(339,999)	-	(42,046)	(33,252)

Ending units	6,071	-	357,418	383,684	588,753	-	41,872	76,358

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ACVV3		FQB		FAM2		FC2R
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$40,074	52,744	183	(45)	11,857	-	(62,833)	(54,448)
Realized gain (loss) on investments	518,925	(64,880)	3	3	(2,487)	-	(107,088)	(1,530,611)
Change in unrealized gain (loss) on investments	(686,987)	640,960	(140)	233	(34,906)	-	(184,986)	2,884,399
Reinvested capital gains	-	-	-	-	3,591	-	-	4,333

Net increase (decrease) in contract owners’ equity resulting from operations	(127,988)	628,824	46	191	(21,945)	-	(354,907)	1,303,673

Equity transactions:
Purchase payments received from contract owners (note 3)	265,536	571,701	-	-	101,511	-	3,346	162,730
Transfers between funds	(827,326)	1,599,490	-	4,551	677,342	-	(786,016)	(1,573,979)
Redemptions (note 3)	(1,125,641)	(916,144)	-	-	(2,662)	-	(1,586,016)	(1,990,301)
Annuity benefits	-	(1,804)	-	-	-	-	-	(1,970)
Contract maintenance charges (note 2)	-	-	(12)	(12)	-	-	-	-
Contingent deferred sales charges (note 2)	(11,962)	(5,881)	-	-	-	-	(8,986)	(8,082)
Adjustments to maintain reserves	(117)	(987)	10	(5)	8	-	(72)	1,525

Net equity transactions	(1,699,510)	1,246,375	(2)	4,534	776,199	-	(2,377,744)	(3,410,077)

Net change in contract owners’ equity	(1,827,498)	1,875,199	44	4,725	754,254	-	(2,732,651)	(2,106,404)
Contract owners’ equity beginning of period	7,598,957	5,723,758	4,725	-	-	-	10,272,180	12,378,584

Contract owners’ equity end of period	$5,771,459	7,598,957	4,769	4,725	754,254	-	7,539,529	10,272,180

CHANGES IN UNITS:
Beginning units	569,497	481,074	303	-	-	-	651,814	908,969
Units purchased	161,606	444,244	-	304	85,783	-	106,263	216,637
Units redeemed	(297,370)	(355,821)	-	(1)	(2,780)	-	(260,690)	(473,792)

Ending units	433,733	569,497	303	303	83,003	-	497,387	651,814

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FEI2R		FG2R		FTVFA2		SBTRP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$20,970	2,486	(72,910)	(52,137)	(24,564)	20,139	25	146
Realized gain (loss) on investments	307,320	(1,871,171)	990,261	(201,505)	96,671	4,594	(49)	(89)
Change in unrealized gain (loss) on investments	(470,169)	2,332,002	(1,075,246)	1,132,001	(184,476)	101,826	(2,620)	4,622
Reinvested capital gains	-	-	19,393	15,509	-	109	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(141,879)	463,317	(138,502)	893,868	(112,369)	126,668	(2,644)	4,679

Equity transactions:
Purchase payments received from contract owners (note 3)	284,939	64,268	485,612	72,722	370,537	335,391	-	-
Transfers between funds	(494,683)	576,496	12,840	1,286,787	406,338	1,111,222	-	-
Redemptions (note 3)	(1,001,264)	(1,041,057)	(867,072)	(579,559)	(180,978)	(40,125)	-	-
Annuity benefits	-	(1,649)	-	(1,716)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(11)	(11)
Contingent deferred sales charges (note 2)	(7,866)	(7,433)	(7,275)	(4,722)	(1,021)	(52)	-	-
Adjustments to maintain reserves	(68)	(195)	(100)	105	(82)	(27)	(14)	12

Net equity transactions	(1,218,942)	(409,570)	(375,995)	773,617	594,794	1,406,409	(25)	1

Net change in contract owners’ equity	(1,360,821)	53,747	(514,497)	1,667,485	482,425	1,533,077	(2,669)	4,680
Contract owners’ equity beginning of period	5,056,213	5,002,466	5,606,178	3,938,693	1,533,077	-	35,696	31,016

Contract owners’ equity end of period	$3,695,392	5,056,213	5,091,681	5,606,178	2,015,502	1,533,077	33,027	35,696

CHANGES IN UNITS:
Beginning units	437,403	489,408	518,503	445,278	143,063	-	1,436	1,436
Units purchased	187,082	329,560	447,499	380,946	175,433	181,962	-	-
Units redeemed	(302,860)	(381,565)	(490,066)	(307,721)	(123,777)	(38,899)	(1)	-

Ending units	321,625	437,403	475,936	518,503	194,719	143,063	1,435	1,436

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SBVI		SBIEP		PMVAAD		PMVFAD
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$18,079	30,952	7,432	425	107,731	-	26,098	112
Realized gain (loss) on investments	(35,598)	(49,866)	(3,022)	(2,846)	(39,535)	-	118,750	112,728
Change in unrealized gain (loss) on investments	86,116	163,549	(17,034)	5,132	(27,978)	-	8,471	(1,248)
Reinvested capital gains	-	-	-	-	-	-	17,045	16,383

Net increase (decrease) in contract owners’ equity resulting from operations	68,597	144,635	(12,624)	2,711	40,218	-	170,364	127,975

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	312,185	-	453,464	193,158
Transfers between funds	-	2,063	-	20,284	3,637,042	-	3,580,331	1,918,649
Redemptions (note 3)	(94,119)	(92,306)	-	-	(127,397)	-	(317,307)	(54,290)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,502)	(1,525)	(29)	(30)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(14)	-	(49)	(125)
Adjustments to maintain reserves	(3)	7	2	1	(7)	-	(487)	(116)

Net equity transactions	(95,624)	(91,761)	(27)	20,255	3,821,809	-	3,715,952	2,057,276

Net change in contract owners’ equity	(27,027)	52,874	(12,651)	22,966	3,862,027	-	3,886,316	2,185,251
Contract owners’ equity beginning of period	1,959,085	1,906,211	99,160	76,194	-	-	2,185,251	-

Contract owners’ equity end of period	$1,932,058	1,959,085	86,509	99,160	3,862,027	-	6,071,567	2,185,251

CHANGES IN UNITS:
Beginning units	238,143	250,350	8,402	6,609	-	-	198,651	-
Units purchased	-	258	-	1,796	483,162	-	659,369	366,882
Units redeemed	(11,427)	(12,465)	(2)	(3)	(77,964)	-	(340,993)	(168,231)

Ending units	226,716	238,143	8,400	8,402	405,198	-	517,027	198,651

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	PMVLAD		PMVTRD		PMVRSD		PMVEBD
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(3,479)	-	41,573	-	595,166	179,243	255,710	114,421
Realized gain (loss) on investments	(116,712)	-	(77,465)	-	38,216	101,012	(102,743)	327,520
Change in unrealized gain (loss) on investments	(4,710)	-	(90,713)	-	(1,060,846)	299,057	131,701	(128,985)
Reinvested capital gains	-	-	138,781	-	-	68,847	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(124,901)	-	12,176	-	(427,464)	648,159	284,668	312,956

Equity transactions:
Purchase payments received from contract owners (note 3)	1,390,642	-	1,677,214	-	574,322	214,221	678,110	518,550
Transfers between funds	4,844,932	-	8,694,047	-	(651,009)	3,817,549	1,042,670	5,515,494
Redemptions (note 3)	(410,745)	-	(504,349)	-	(570,208)	(128,131)	(610,903)	(247,901)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,060)	-	(6,587)	-	(6,659)	(1,046)	(4,192)	(3,891)
Adjustments to maintain reserves	(541)	-	(1,398)	-	(278)	(33,279)	(489)	(1,558)

Net equity transactions	5,816,228	-	9,858,927	-	(653,832)	3,869,314	1,105,196	5,780,694

Net change in contract owners’ equity	5,691,327	-	9,871,103	-	(1,081,296)	4,517,473	1,389,864	6,093,650
Contract owners’ equity beginning of period	-	-	-	-	4,517,473	-	6,093,650	-

Contract owners’ equity end of period	$5,691,327	-	9,871,103	-	3,436,177	4,517,473	7,483,514	6,093,650

CHANGES IN UNITS:
Beginning units	-	-	-	-	368,568	-	574,766	-
Units purchased	1,514,121	-	1,833,662	-	478,028	546,874	945,124	1,310,176
Units redeemed	(933,816)	-	(846,346)	-	(539,342)	(178,306)	(845,781)	(735,410)

Ending units	580,305	-	987,316	-	307,254	368,568	674,109	574,766

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	PMVGBD		PMVHYD		PIVEM2		PIHYB2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$108,741	33,776	835,268	272,095	(71,177)	(31,165)	148,575	40,171
Realized gain (loss) on investments	296,597	228,666	(165,135)	235,771	(267,397)	418,055	(491,904)	138,990
Change in unrealized gain (loss) on investments	(203,325)	(111,071)	376,379	99,800	(979,820)	319,348	(35,488)	88,290
Reinvested capital gains	196,162	125,535	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	398,175	276,906	1,046,512	607,666	(1,318,394)	706,238	(378,817)	267,451

Equity transactions:
Purchase payments received from contract owners (note 3)	1,022,586	673,063	1,558,223	337,270	693,016	358,239	420,118	90,508
Transfers between funds	1,672,412	4,636,024	41,356,322	11,084,623	(2,414,207)	5,969,932	2,590,649	3,175,839
Redemptions (note 3)	(1,013,423)	(279,325)	(1,448,272)	(303,829)	(293,159)	(192,309)	(400,317)	(262,145)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,716)	(2,006)	(13,794)	(3,523)	(2,662)	(2,099)	(3,905)	(5,324)
Adjustments to maintain reserves	(347)	(813)	(18,023)	(4,112)	(852)	(78)	1,784	709

Net equity transactions	1,675,512	5,026,943	41,434,456	11,110,429	(2,017,864)	6,133,685	2,608,329	2,999,587

Net change in contract owners’ equity	2,073,687	5,303,849	42,480,968	11,718,095	(3,336,258)	6,839,923	2,229,512	3,267,038
Contract owners’ equity beginning of period	5,303,849	-	11,718,095	-	6,839,923	-	3,267,038	-

Contract owners’ equity end of period	$7,377,536	5,303,849	54,199,063	11,718,095	3,503,665	6,839,923	5,496,550	3,267,038

CHANGES IN UNITS:
Beginning units	486,960	-	1,107,488	-	611,121	-	286,132	-
Units purchased	1,293,930	905,599	9,976,608	2,536,709	505,677	1,316,255	2,755,645	724,379
Units redeemed	(1,141,613)	(418,639)	(6,043,816)	(1,429,221)	(701,378)	(705,134)	(2,522,369)	(438,247)

Ending units	639,277	486,960	5,040,280	1,107,488	415,420	611,121	519,408	286,132

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	PROUSN		PROAHY		PROA30		PROBNK
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(12,780)	(8,877)	(21,921)	56,760	(22,465)	(10,567)	(1,845)	-
Realized gain (loss) on investments	(401,180)	(691,485)	(801,398)	306,723	(373,138)	99,400	(55,521)	-
Change in unrealized gain (loss) on investments	2,043	900	(47,458)	86,753	(79,490)	15,406	1,232	-
Reinvested capital gains	-	-	215,264	-	80,266	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(411,917)	(699,462)	(655,513)	450,236	(394,827)	104,239	(56,134)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	41,079	26,203	108,767	43,687	301,005	131,865	4,721	-
Transfers between funds	866,931	823,272	(996,635)	5,836,710	(3,753,553)	5,214,420	202,886	-
Redemptions (note 3)	(15,146)	(72,647)	(681,599)	(270,856)	(111,074)	(110,247)	(95)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(5,192)	(13,141)	(3,740)	(1,560)	(1,311)	(1)	-
Adjustments to maintain reserves	(14)	1,095	(161)	(489)	(172)	(59)	(10)	-

Net equity transactions	892,850	772,731	(1,582,769)	5,605,312	(3,565,354)	5,234,668	207,501	-

Net change in contract owners’ equity	480,933	73,269	(2,238,282)	6,055,548	(3,960,181)	5,338,907	151,367	-
Contract owners’ equity beginning of period	73,269	-	6,055,548	-	5,338,907	-	-	-

Contract owners’ equity end of period	$554,202	73,269	3,817,266	6,055,548	1,378,726	5,338,907	151,367	-

CHANGES IN UNITS:
Beginning units	9,963	-	556,884	-	480,729	-	-	-
Units purchased	10,234,578	2,873,612	9,804,760	3,011,140	1,335,719	1,299,209	1,291,652	-
Units redeemed	(10,145,528)	(2,863,649)	(10,015,599)	(2,454,256)	(1,643,992)	(818,480)	(1,271,328)	-

Ending units	99,013	9,963	346,045	556,884	172,456	480,729	20,324	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	PROBM		PROBR		PROBIO		PROBL
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,009)	-	(24,006)	(20,451)	(2,020)	-	(95,026)	(28,022)
Realized gain (loss) on investments	(77,457)	-	(315,446)	(338,070)	(50,598)	-	(361,956)	346,611
Change in unrealized gain (loss) on investments	(16,750)	-	117,772	(179,742)	6,382	-	18,313	(1,777)
Reinvested capital gains	-	-	-	-	-	-	92,281	-

Net increase (decrease) in contract owners’ equity resulting from operations	(96,216)	-	(221,680)	(538,263)	(46,236)	-	(346,388)	316,812

Equity transactions:
Purchase payments received from contract owners (note 3)	18,817	-	263,167	24,652	59,664	-	427,308	968,540
Transfers between funds	497,332	-	(1,161,198)	3,950,141	115,991	-	4,891,963	3,017,614
Redemptions (note 3)	(21,072)	-	(320,158)	(85,830)	(5,508)	-	(1,172,530)	(334,733)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(15)	-	(1,790)	(2,449)	(3)	-	(54,057)	(17,398)
Adjustments to maintain reserves	(16)	-	(15)	7,154	(4)	-	(551)	(19,488)

Net equity transactions	495,046	-	(1,219,994)	3,893,668	170,140	-	4,092,133	3,614,535

Net change in contract owners’ equity	398,830	-	(1,441,674)	3,355,405	123,904	-	3,745,745	3,931,347
Contract owners’ equity beginning of period	-	-	3,355,405	-	-	-	3,931,347	-

Contract owners’ equity end of period	$398,830	-	1,913,731	3,355,405	123,904	-	7,677,092	3,931,347

CHANGES IN UNITS:
Beginning units	-	-	373,984	-	-	-	380,000	-
Units purchased	262,408	-	3,168,037	1,772,129	379,515	-	13,435,098	4,560,968
Units redeemed	(210,675)	-	(3,306,467)	(1,398,145)	(366,255)	-	(13,059,880)	(4,180,968)

Ending units	51,733	-	235,554	373,984	13,260	-	755,218	380,000

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	PROCG		PROCS		PROEM		PROE30
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,910)	-	(1,426)	-	(55,214)	(35,386)	(2,150)	116
Realized gain (loss) on investments	(38,128)	-	(5,499)	-	(530,056)	559,756	(71,813)	(31,649)
Change in unrealized gain (loss) on investments	6,009	-	1,739	-	(427,949)	228,699	1,880	836
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(34,029)	-	(5,186)	-	(1,013,219)	753,069	(72,083)	(30,697)

Equity transactions:
Purchase payments received from contract owners (note 3)	88,899	-	82,595	-	353,202	456,298	4,771	7,396
Transfers between funds	220,546	-	472,225	-	(2,530,181)	5,873,702	152,086	194,330
Redemptions (note 3)	(25,594)	-	(4,965)	-	(418,503)	(254,038)	(56,482)	(33,915)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(542)	-	(33)	-	(5,426)	(3,438)	(1,711)	(165)
Adjustments to maintain reserves	(23)	-	(14)	-	77	(618)	(28)	(183)

Net equity transactions	283,286	-	549,808	-	(2,600,831)	6,071,906	98,636	167,463

Net change in contract owners’ equity	249,257	-	544,622	-	(3,614,050)	6,824,975	26,553	136,766
Contract owners’ equity beginning of period	-	-	-	-	6,824,975	-	136,766	-

Contract owners’ equity end of period	$249,257	-	544,622	-	3,210,925	6,824,975	163,319	136,766

CHANGES IN UNITS:
Beginning units	-	-	-	-	620,286	-	12,935	-
Units purchased	145,429	-	134,774	-	3,138,377	2,235,942	485,469	432,023
Units redeemed	(120,192)	-	(78,152)	-	(3,390,196)	(1,615,656)	(481,138)	(419,088)

Ending units	25,237	-	56,622	-	368,467	620,286	17,266	12,935

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	PROFIN		PROHC		PROIND		PROINT
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,222)	-	(4,402)	-	(5,871)	-	(45,726)	(9,089)
Realized gain (loss) on investments	25,537	-	(80,300)	-	(50,068)	-	(454,196)	34,419
Change in unrealized gain (loss) on investments	3,728	-	6,169	-	(604)	-	(160,194)	65,322
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	28,043	-	(78,533)	-	(56,543)	-	(660,116)	90,652

Equity transactions:
Purchase payments received from contract owners (note 3)	16,422	-	119,016	-	18,508	-	154,863	16,373
Transfers between funds	118,404	-	514,008	-	894,157	-	670,686	2,508,419
Redemptions (note 3)	(1,643)	-	(27,129)	-	(14,135)	-	(315,146)	(55,856)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4)	-	(527)	-	(45)	-	(4,612)	(515)
Adjustments to maintain reserves	3	-	(20)	-	(13)	-	78	(31)

Net equity transactions	133,182	-	605,348	-	898,472	-	505,869	2,468,390

Net change in contract owners’ equity	161,225	-	526,815	-	841,929	-	(154,247)	2,559,042
Contract owners’ equity beginning of period	-	-	-	-	-	-	2,559,042	-

Contract owners’ equity end of period	$161,225	-	526,815	-	841,929	-	2,404,795	2,559,042

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	235,682	-
Units purchased	419,648	-	367,772	-	365,693	-	862,810	604,594
Units redeemed	(400,110)	-	(312,843)	-	(269,067)	-	(835,969)	(368,912)

Ending units	19,538	-	54,929	-	96,626	-	262,523	235,682

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	PRONET		PROJP		PRON		PROOG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(690)	-	(5,292)	(1,440)	(25,428)	(11,968)	(57,059)	(11,493)
Realized gain (loss) on investments	(30,087)	-	(139,175)	(42,642)	(126,469)	123,273	629,174	104,832
Change in unrealized gain (loss) on investments	(1,165)	-	(16,842)	(167)	446	13,293	(170,139)	231,347
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(31,942)	-	(161,309)	(44,249)	(151,451)	124,598	401,976	324,686

Equity transactions:
Purchase payments received from contract owners (note 3)	40,629	-	4,299	19	236,326	354,603	765,995	268,603
Transfers between funds	76,783	-	(77,494)	539,195	1,362,318	1,023,338	(3,571,044)	5,450,093
Redemptions (note 3)	(2,294)	-	(10,926)	(2,643)	(241,545)	(74,332)	(316,209)	(57,209)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(401)	(6)	(324)	(1,753)	(2,780)	(279)
Adjustments to maintain reserves	(10)	-	(8)	(11)	(143)	(3,534)	295	(21,542)

Net equity transactions	115,108	-	(84,530)	536,554	1,356,632	1,298,322	(3,123,743)	5,639,666

Net change in contract owners’ equity	83,166	-	(245,839)	492,305	1,205,181	1,422,920	(2,721,767)	5,964,352
Contract owners’ equity beginning of period	-	-	492,305	-	1,422,920	-	5,964,352	-

Contract owners’ equity end of period	$83,166	-	246,466	492,305	2,628,101	1,422,920	3,242,585	5,964,352

CHANGES IN UNITS:
Beginning units	-	-	55,182	-	132,411	-	539,567	-
Units purchased	127,111	-	1,503,413	1,450,528	3,584,418	2,007,380	1,366,942	930,247
Units redeemed	(117,270)	-	(1,524,189)	(1,395,346)	(3,472,528)	(1,874,969)	(1,615,177)	(390,680)

Ending units	9,841	-	34,406	55,182	244,301	132,411	291,332	539,567

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	PROPHR		PROPM		PRORE		PRORRO
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(5,860)	-	(28,442)	-	(3,676)	-	(27,125)	(6,973)
Realized gain (loss) on investments	(40,105)	-	(342,156)	-	(119,485)	-	(915,760)	158,367
Change in unrealized gain (loss) on investments	57,216	-	(245,327)	-	13,663	-	50,818	(53,527)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,251	-	(615,925)	-	(109,498)	-	(892,067)	97,867

Equity transactions:
Purchase payments received from contract owners (note 3)	18,416	-	1,530,410	-	161,724	-	92,979	216,745
Transfers between funds	2,944,699	-	2,395,848	-	372,035	-	(904,308)	2,470,867
Redemptions (note 3)	(15,586)	-	(110,368)	-	(3,773)	-	(298,696)	(257,026)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(36)	-	(1,229)	-	(1)	-	(5,644)	(11,144)
Adjustments to maintain reserves	(21)	-	(19)	-	(20)	-	(125)	(1,401)

Net equity transactions	2,947,472	-	3,814,642	-	529,965	-	(1,115,794)	2,418,041

Net change in contract owners’ equity	2,958,723	-	3,198,717	-	420,467	-	(2,007,861)	2,515,908
Contract owners’ equity beginning of period	-	-	-	-	-	-	2,515,908	-

Contract owners’ equity end of period	$2,958,723	-	3,198,717	-	420,467	-	508,047	2,515,908

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	285,625	-
Units purchased	462,497	-	2,344,951	-	603,820	-	12,344,445	1,401,241
Units redeemed	(177,582)	-	(1,958,417)	-	(558,430)	-	(12,536,182)	(1,115,616)

Ending units	284,915	-	386,534	-	45,390	-	93,888	285,625

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	PROSCN		PROSEM		PROSIN		PROSN
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(815)	-	(9,152)	(5,691)	(13,201)	(3,487)	(9,983)	(9,381)
Realized gain (loss) on investments	(43,900)	-	(138,074)	(112,451)	(223,391)	(86,569)	(68,680)	(279,184)
Change in unrealized gain (loss) on investments	(3,232)	-	28,769	(15,383)	(15,407)	(373)	7,301	(11,873)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(47,947)	-	(118,457)	(133,525)	(251,999)	(90,429)	(71,362)	(300,438)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,929	-	4,457	1,307	45,137	19,236	40,496	13,176
Transfers between funds	191,780	-	637,885	482,535	1,593,184	99,936	(156,523)	1,132,387
Redemptions (note 3)	(20,102)	-	(68,830)	(9,511)	(28,956)	(5,101)	(49,085)	(57,235)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5)	-	(970)	(342)	(1)	(21)	(977)	(1,313)
Adjustments to maintain reserves	-	-	1,789	(2,100)	205	1,526	28	(19)

Net equity transactions	177,602	-	574,331	471,889	1,609,569	115,576	(166,061)	1,086,996

Net change in contract owners’ equity	129,655	-	455,874	338,364	1,357,570	25,147	(237,423)	786,558
Contract owners’ equity beginning of period	-	-	338,364	-	25,147	-	786,558	-

Contract owners’ equity end of period	$129,655	-	794,238	338,364	1,382,717	25,147	549,135	786,558

CHANGES IN UNITS:
Beginning units	-	-	40,731	-	2,950	-	90,870	-
Units purchased	238,601	-	2,429,501	1,327,708	1,990,893	806,862	2,337,999	955,144
Units redeemed	(223,858)	-	(2,382,413)	(1,286,977)	(1,831,433)	(803,912)	(2,356,559)	(864,274)

Ending units	14,743	-	87,819	40,731	162,410	2,950	72,310	90,870

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	PROTEC		PROTEL		PROGVP		PROUN
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(6,099)	-	(931)	-	(36,560)	(20,391)	(17,209)	(7,057)
Realized gain (loss) on investments	(33,197)	-	(12,560)	-	1,296,033	(299,122)	(166,893)	254,525
Change in unrealized gain (loss) on investments	(21,619)	-	141	-	77,699	25,396	(38,936)	(5,330)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(60,915)	-	(13,350)	-	1,337,172	(294,117)	(223,038)	242,138

Equity transactions:
Purchase payments received from contract owners (note 3)	193,314	-	18,373	-	138,380	414,833	231,383	7,370
Transfers between funds	890,320	-	30,090	-	244,269	2,549,110	1,241,694	410,245
Redemptions (note 3)	(29,958)	-	-	-	(490,560)	(607,419)	(83,611)	(33,607)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(278)	-	-	-	(1,401)	(5,267)	(836)	(856)
Adjustments to maintain reserves	(34)	-	(19)	-	(93)	(122)	(1)	(238)

Net equity transactions	1,053,364	-	48,444	-	(109,405)	2,351,135	1,388,629	382,914

Net change in contract owners’ equity	992,449	-	35,094	-	1,227,767	2,057,018	1,165,591	625,052
Contract owners’ equity beginning of period	-	-	-	-	2,057,018	-	625,052	-

Contract owners’ equity end of period	$992,449	-	35,094	-	3,284,785	2,057,018	1,790,643	625,052

CHANGES IN UNITS:
Beginning units	-	-	-	-	195,289	-	54,992	-
Units purchased	404,364	-	163,170	-	10,451,621	2,650,904	1,855,290	1,173,828
Units redeemed	(297,168)	-	(159,480)	-	(10,425,882)	(2,455,615)	(1,748,432)	(1,118,836)

Ending units	107,196	-	3,690	-	221,028	195,289	161,850	54,992

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	PROUTL		RVAAS		RVACS		RVAMS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(5,557)	-	(17,791)	13,999	(30,361)	50,364	(53,664)	58,223
Realized gain (loss) on investments	29,640	-	66,161	62,742	164,233	6,621	314,084	(3,312)
Change in unrealized gain (loss) on investments	48,870	-	(314,336)	269,713	(169,843)	107,780	(469,633)	277,638
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	72,953	-	(265,966)	346,454	(35,971)	164,765	(209,213)	332,549

Equity transactions:
Purchase payments received from contract owners (note 3)	122,417	-	36,385	53,675	131,835	175,929	169,228	154,069
Transfers between funds	1,489,147	-	100,172	4,690,683	(863,558)	2,702,248	(63,918)	4,340,929
Redemptions (note 3)	(20,907)	-	(3,800,797)	(467,146)	(305,317)	(63,133)	(372,396)	(151,906)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4)	-	(119,674)	(1,013)	(37)	(41)	(3,187)	(3,199)
Adjustments to maintain reserves	20	-	(60)	(625)	(43)	(370)	102	(2,742)

Net equity transactions	1,590,673	-	(3,783,974)	4,275,574	(1,037,120)	2,814,633	(270,171)	4,337,151

Net change in contract owners’ equity	1,663,626	-	(4,049,940)	4,622,028	(1,073,091)	2,979,398	(479,384)	4,669,700
Contract owners’ equity beginning of period	-	-	4,622,028	-	2,979,398	-	4,669,700	-

Contract owners’ equity end of period	$1,663,626	-	572,088	4,622,028	1,906,307	2,979,398	4,190,316	4,669,700

CHANGES IN UNITS:
Beginning units	-	-	445,037	-	292,601	-	460,683	-
Units purchased	413,868	-	260,887	551,180	507,916	464,309	357,208	507,347
Units redeemed	(259,681)	-	(647,381)	(106,143)	(608,328)	(171,708)	(386,739)	(46,664)

Ending units	154,187	-	58,543	445,037	192,189	292,601	431,152	460,683

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	RSRF		RVASA		RVAMR		RBKF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(146,240)	(220,789)	23,476	(31,660)	(195,523)	(169,792)	(17,792)	(16,765)
Realized gain (loss) on investments	397,573	3,494,557	13,818	(29,885)	505,282	152,685	(321,200)	41,091
Change in unrealized gain (loss) on investments	(1,003,574)	(2,628,818)	(206,550)	107,682	(1,471,001)	1,539,299	(26,620)	36,851
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(752,241)	644,950	(169,256)	46,137	(1,161,242)	1,522,192	(365,612)	61,177

Equity transactions:
Purchase payments received from contract owners (note 3)	343,218	1,122,673	145,537	573,910	397,536	731,122	121,291	275,978
Transfers between funds	(1,344,169)	(6,574,995)	(54,130)	1,689,691	434,598	2,455,713	(1,391,046)	752,771
Redemptions (note 3)	(1,534,114)	(2,466,837)	(264,998)	(174,591)	(1,787,743)	(1,063,901)	(277,947)	(227,277)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(17,013)	(32,525)	(5,263)	(2,522)	(17,302)	(9,866)	(897)	(1,904)
Adjustments to maintain reserves	(99)	34,242	(104)	43	(62)	2,733	1,564	70,006

Net equity transactions	(2,552,177)	(7,917,442)	(178,958)	2,086,531	(972,973)	2,115,801	(1,547,035)	869,574

Net change in contract owners’ equity	(3,304,418)	(7,272,492)	(348,214)	2,132,668	(2,134,215)	3,637,993	(1,912,647)	930,751
Contract owners’ equity beginning of period	11,834,837	19,107,329	3,658,591	1,525,923	13,531,612	9,893,619	2,746,122	1,815,371

Contract owners’ equity end of period	$8,530,419	11,834,837	3,310,377	3,658,591	11,397,397	13,531,612	833,475	2,746,122

CHANGES IN UNITS:
Beginning units	945,398	1,646,126	380,558	155,760	1,384,728	1,152,844	400,518	292,935
Units purchased	146,143	1,603,838	62,637	600,892	510,964	1,161,420	6,441,657	11,163,829
Units redeemed	(353,163)	(2,304,566)	(82,769)	(376,094)	(616,894)	(929,536)	(6,683,897)	(11,056,246)

Ending units	738,378	945,398	360,426	380,558	1,278,798	1,384,728	158,278	400,518

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	RBMF		RVBER		RBF		RVCLR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(170,899)	(147,940)	5,582	16,517	(95,204)	(115,486)	30,244	25,864
Realized gain (loss) on investments	(1,444,739)	1,117,267	370,362	150,656	(766,743)	501,134	286,071	673,144
Change in unrealized gain (loss) on investments	(1,737,406)	809,789	(880,522)	685,573	126,379	(84,294)	(635,909)	11,757
Reinvested capital gains	1,084,975	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,268,069)	1,779,116	(504,578)	852,746	(735,568)	301,354	(319,594)	710,765

Equity transactions:
Purchase payments received from contract owners (note 3)	434,950	551,737	570,660	265,055	378,987	406,720	829,849	681,220
Transfers between funds	(9,107,330)	(5,177,015)	936,101	2,620,553	2,734,612	(1,947,716)	2,614,540	866,268
Redemptions (note 3)	(1,952,386)	(2,594,479)	(1,024,077)	(661,391)	(776,754)	(920,783)	(1,512,049)	(929,657)
Annuity benefits	(5,440)	(7,554)	-	-	(2,170)	(2,163)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(10,227)	(19,083)	(8,434)	(10,831)	(3,303)	(5,963)	(7,217)	(16,015)
Adjustments to maintain reserves	12,070	(4,180)	(81)	853	(1,343)	65,831	(57)	396

Net equity transactions	(10,628,363)	(7,250,574)	474,169	2,214,239	2,330,029	(2,404,074)	1,925,066	602,212

Net change in contract owners’ equity	(12,896,432)	(5,471,458)	(30,409)	3,066,985	1,594,461	(2,102,720)	1,605,472	1,312,977
Contract owners’ equity beginning of period	19,514,836	24,986,294	7,931,016	4,864,031	4,141,943	6,244,663	8,075,221	6,762,244

Contract owners’ equity end of period	$6,618,404	19,514,836	7,900,607	7,931,016	5,736,404	4,141,943	9,680,693	8,075,221

CHANGES IN UNITS:
Beginning units	799,928	1,278,562	863,401	595,725	400,924	674,210	846,387	775,677
Units purchased	3,005,973	5,750,355	521,875	891,289	6,514,105	8,227,352	1,133,035	1,356,979
Units redeemed	(3,476,132)	(6,228,989)	(472,673)	(623,613)	(6,403,381)	(8,500,638)	(937,558)	(1,286,269)

Ending units	329,769	799,928	912,603	863,401	511,648	400,924	1,041,864	846,387

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	RVCMD		RCPF		RVLDD		RVDFA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$527,276	(172,087)	9,437	(36,665)	(108,557)	(48,182)	(239,471)	(162,813)
Realized gain (loss) on investments	256,970	(428,428)	569,172	965,459	346,581	1,400,811	(246,247)	(252,490)
Change in unrealized gain (loss) on investments	(1,517,593)	385,772	150,773	40,377	257,343	(97,695)	(2,621,445)	1,725,046
Reinvested capital gains	-	-	-	-	-	-	388,719	-

Net increase (decrease) in contract owners’ equity resulting from operations	(733,347)	(214,743)	729,382	969,171	495,367	1,254,934	(2,718,444)	1,309,743

Equity transactions:
Purchase payments received from contract owners (note 3)	590,372	1,080,353	165,560	223,084	2,229,257	968,498	1,459,650	2,027,988
Transfers between funds	(2,140,145)	(5,749,014)	2,590,394	(5,853,010)	2,715,362	(3,057,520)	(2,160,012)	19,036,347
Redemptions (note 3)	(1,190,846)	(1,406,748)	(1,229,909)	(2,013,781)	(2,742,899)	(944,666)	(1,491,071)	(1,533,484)
Annuity benefits	-	-	(4,465)	(4,162)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(19,950)	(31,367)	(4,459)	(17,024)	(21,977)	(21,451)	(19,247)	(7,449)
Adjustments to maintain reserves	(3,500)	5,108	2,517	(11,691)	(123)	94,557	1,416	(770)

Net equity transactions	(2,764,069)	(6,101,668)	1,519,638	(7,676,584)	2,179,620	(2,960,582)	(2,209,264)	19,522,632

Net change in contract owners’ equity	(3,497,416)	(6,316,411)	2,249,020	(6,707,413)	2,674,987	(1,705,648)	(4,927,708)	20,832,375
Contract owners’ equity beginning of period	9,325,565	15,641,976	6,303,034	13,010,447	7,533,276	9,238,924	20,832,375	-

Contract owners’ equity end of period	$5,828,149	9,325,565	8,552,054	6,303,034	10,208,263	7,533,276	15,904,667	20,832,375

CHANGES IN UNITS:
Beginning units	1,715,037	3,091,102	374,739	906,887	865,504	1,297,103	2,129,161	-
Units purchased	2,997,964	4,033,267	3,662,649	5,454,130	11,999,066	12,256,037	465,970	2,924,274
Units redeemed	(3,549,091)	(5,409,332)	(3,583,579)	(5,986,278)	(11,775,609)	(12,687,636)	(736,910)	(795,113)

Ending units	1,163,910	1,715,037	453,809	374,739	1,088,961	865,504	1,858,221	2,129,161

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	RVDSR		RELF		RENF		RESF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(379,506)	(280,371)	(61,684)	(151,120)	(214,730)	(151,377)	(190,873)	(224,576)
Realized gain (loss) on investments	114,190	(1,479,625)	(1,918,015)	(1,290,497)	(136,249)	(878,327)	(292,055)	(1,002,476)
Change in unrealized gain (loss) on investments	(2,309,026)	2,731,660	(14,441)	(1,292,750)	(1,188,379)	1,619,381	(2,000,237)	1,976,899
Reinvested capital gains	-	-	1,545,477	1,021,245	60,626	-	989,305	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,574,342)	971,664	(448,663)	(1,713,122)	(1,478,732)	589,677	(1,493,860)	749,847

Equity transactions:
Purchase payments received from contract owners (note 3)	788,503	2,771,117	80,464	234,174	1,180,677	1,200,295	1,127,042	534,547
Transfers between funds	(3,986,282)	38,156,910	(2,660,464)	(7,068,713)	(2,430,143)	(3,892,220)	(6,134,769)	(5,802,613)
Redemptions (note 3)	(6,677,107)	(6,474,922)	(799,677)	(1,724,241)	(2,092,255)	(1,872,259)	(1,561,487)	(1,544,603)
Annuity benefits	-	-	-	(304)	(7,462)	(26,112)	(4,190)	(12,232)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(24,957)	(6,562)	(3,734)	(19,496)	(12,875)	(18,531)	(7,739)	(14,973)
Adjustments to maintain reserves	568	(51,931)	(5,080)	9,281	10,973	(13,913)	12,356	(29,358)

Net equity transactions	(9,899,275)	34,394,612	(3,388,491)	(8,569,299)	(3,351,085)	(4,622,740)	(6,568,787)	(6,869,232)

Net change in contract owners’ equity	(12,473,617)	35,366,276	(3,837,154)	(10,282,421)	(4,829,817)	(4,033,063)	(8,062,647)	(6,119,385)
Contract owners’ equity beginning of period	35,366,276	-	5,727,179	16,009,600	14,152,880	18,185,943	16,233,712	22,353,097

Contract owners’ equity end of period	$22,892,659	35,366,276	1,890,025	5,727,179	9,323,063	14,152,880	8,171,065	16,233,712

CHANGES IN UNITS:
Beginning units	3,695,517	-	687,060	2,106,765	604,777	918,673	588,785	1,013,485
Units purchased	598,109	5,555,404	8,219,666	17,553,692	3,728,122	3,977,664	2,604,243	4,073,415
Units redeemed	(1,675,503)	(1,859,887)	(8,632,167)	(18,973,397)	(3,900,948)	(4,291,560)	(2,861,721)	(4,498,115)

Ending units	2,618,123	3,695,517	274,559	687,060	431,951	604,777	331,307	588,785

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	RLCE		RFSF		RUGB		RHCF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(43,544)	(14,531)	(51,613)	(73,760)	64,747	193,648	(118,209)	(165,129)
Realized gain (loss) on investments	(432,956)	(1,558,449)	(421,780)	(312,020)	8,872,767	(548,214)	(473,931)	478,211
Change in unrealized gain (loss) on investments	(48,586)	139,585	(65,064)	265,622	471,238	750,042	55,916	(498,658)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(525,086)	(1,433,395)	(538,457)	(120,158)	9,408,752	395,476	(536,224)	(185,576)

Equity transactions:
Purchase payments received from contract owners (note 3)	15,101	263,972	193,712	322,073	2,403,321	1,187,004	250,332	432,538
Transfers between funds	(339,843)	(4,438,005)	(993,237)	(8,427,757)	1,374,999	(5,517,068)	2,006,889	(9,218,014)
Redemptions (note 3)	(419,190)	(416,936)	(553,357)	(1,336,500)	(1,858,571)	(2,982,655)	(1,180,956)	(1,721,888)
Annuity benefits	(998)	(2,933)	(1,114)	(1,193)	-	-	(3,531)	(11,457)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,605)	(2,055)	(3,286)	(11,087)	(19,298)	(22,256)	(4,439)	(12,614)
Adjustments to maintain reserves	176	35,546	204	45,169	(29,560)	(3,612)	(1,630)	5,679

Net equity transactions	(747,359)	(4,560,411)	(1,357,078)	(9,409,295)	1,870,891	(7,338,587)	1,066,665	(10,525,756)

Net change in contract owners’ equity	(1,272,445)	(5,993,806)	(1,895,535)	(9,529,453)	11,279,643	(6,943,111)	530,441	(10,711,332)
Contract owners’ equity beginning of period	3,120,710	9,114,516	5,018,933	14,548,386	8,797,254	15,740,365	5,709,115	16,420,447

Contract owners’ equity end of period	$1,848,265	3,120,710	3,123,398	5,018,933	20,076,897	8,797,254	6,239,556	5,709,115

CHANGES IN UNITS:
Beginning units	316,669	822,161	608,405	2,028,811	657,160	1,282,305	491,192	1,509,956
Units purchased	3,343,353	6,088,429	2,916,748	8,644,148	12,750,499	18,656,285	5,175,558	9,141,001
Units redeemed	(3,433,782)	(6,593,921)	(3,074,215)	(10,064,554)	(12,303,062)	(19,281,430)	(5,146,118)	(10,159,765)

Ending units	226,240	316,669	450,938	608,405	1,104,597	657,160	520,632	491,192

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	RINF		RVIDD		RJNF		RVIMC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(82,549)	(152,231)	(87,612)	(148,876)	(78,193)	(106,841)	(14,368)	(31,589)
Realized gain (loss) on investments	(145,969)	1,200,601	(2,307,393)	(3,478,804)	(1,601,425)	(841,720)	(149,076)	(1,103,121)
Change in unrealized gain (loss) on investments	(466,137)	(823,460)	(29,807)	(63,101)	(62,705)	(398,858)	(29,023)	7,099
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(694,655)	224,910	(2,424,812)	(3,690,781)	(1,742,323)	(1,347,419)	(192,467)	(1,127,611)

Equity transactions:
Purchase payments received from contract owners (note 3)	236,220	301,968	401,481	388,110	202,291	794,132	52,384	95,350
Transfers between funds	(5,870,422)	(9,038,564)	(897,341)	3,612,323	(1,781,467)	(2,906,173)	(166,349)	1,244,498
Redemptions (note 3)	(1,003,370)	(1,845,482)	(1,087,255)	(673,147)	(577,090)	(687,061)	(91,127)	(358,034)
Annuity benefits	(5,339)	(4,982)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,599)	(14,197)	(2,613)	(11,422)	(2,499)	(7,500)	(360)	(1,883)
Adjustments to maintain reserves	2,235	3,487	(831)	4,985	(6,768)	(4,884)	562	1,372

Net equity transactions	(6,646,275)	(10,597,770)	(1,586,559)	3,320,849	(2,165,533)	(2,811,486)	(204,890)	981,303

Net change in contract owners’ equity	(7,340,930)	(10,372,860)	(4,011,371)	(369,932)	(3,907,856)	(4,158,905)	(397,357)	(146,308)
Contract owners’ equity beginning of period	10,702,885	21,075,745	7,402,878	7,772,810	6,761,742	10,920,647	1,272,342	1,418,650

Contract owners’ equity end of period	$3,361,955	10,702,885	3,391,507	7,402,878	2,853,886	6,761,742	874,985	1,272,342

CHANGES IN UNITS:
Beginning units	611,617	1,463,762	2,035,747	1,494,684	1,192,824	1,665,991	283,512	234,253
Units purchased	1,702,314	3,861,258	39,204,497	31,701,767	14,052,667	14,316,810	2,938,969	3,712,486
Units redeemed	(2,092,785)	(4,713,403)	(39,918,592)	(31,160,704)	(14,511,477)	(14,789,977)	(3,009,540)	(3,663,227)

Ending units	221,146	611,617	1,321,652	2,035,747	734,014	1,192,824	212,941	283,512

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	RAF		RVISC		RUF		RLCJ
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(41,665)	(107,574)	(51,759)	(83,406)	(122,232)	(389,621)	(36,821)	(45,273)
Realized gain (loss) on investments	(585,414)	(1,912,452)	(211,989)	(2,269,895)	(1,832,978)	(11,584,956)	(717,947)	477,697
Change in unrealized gain (loss) on investments	(21,799)	246,336	(12,331)	134,494	282,188	(174,054)	(184,196)	39,803
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(648,878)	(1,773,690)	(276,079)	(2,218,807)	(1,673,022)	(12,148,631)	(938,964)	472,227

Equity transactions:
Purchase payments received from contract owners (note 3)	114,508	270,706	385,935	498,011	262,735	1,064,432	47,054	217,446
Transfers between funds	(573,247)	(1,602,947)	(751,010)	41,705	(1,213,442)	11,950,448	(1,872,467)	123,781
Redemptions (note 3)	(548,977)	(1,076,666)	(443,254)	(770,891)	(1,680,579)	(3,983,144)	(294,844)	(246,332)
Annuity benefits	-	-	-	-	-	(184)	(1,053)	(1,082)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,792)	(13,498)	(4,010)	(12,029)	(6,169)	(32,419)	(5,118)	(3,617)
Adjustments to maintain reserves	(913)	7,790	15,540	(7,233)	(438)	24,098	16,351	40,351

Net equity transactions	(1,011,421)	(2,414,615)	(796,799)	(250,437)	(2,637,893)	9,023,231	(2,110,077)	130,547

Net change in contract owners’ equity	(1,660,299)	(4,188,305)	(1,072,878)	(2,469,244)	(4,310,915)	(3,125,400)	(3,049,041)	602,774
Contract owners’ equity beginning of period	3,766,653	7,954,958	3,652,201	6,121,445	9,868,136	12,993,536	3,959,132	3,356,358

Contract owners’ equity end of period	$2,106,354	3,766,653	2,579,323	3,652,201	5,557,221	9,868,136	910,091	3,959,132

CHANGES IN UNITS:
Beginning units	1,332,478	2,220,914	831,180	1,031,856	1,905,883	2,056,718	383,490	371,247
Units purchased	44,844,874	46,000,463	41,232,303	31,941,196	36,727,502	63,730,634	4,982,164	6,765,743
Units redeemed	(45,330,945)	(46,888,899)	(41,393,854)	(32,141,872)	(37,437,419)	(63,881,469)	(5,241,232)	(6,753,500)

Ending units	846,407	1,332,478	669,629	831,180	1,195,966	1,905,883	124,422	383,490

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	RLF		RVMFU		RMED		RVARS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(79,948)	(148,979)	(114,961)	(174,228)	(93,755)	(103,469)	(87,163)	(150,731)
Realized gain (loss) on investments	793,463	964,360	(29,979)	(1,193,071)	(45,567)	1,203,023	175,422	75,254
Change in unrealized gain (loss) on investments	(676,181)	(528,342)	(681,567)	292,179	(572,628)	463,216	21,887	290,175
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	37,334	287,039	(826,507)	(1,075,120)	(711,950)	1,562,770	110,146	214,698

Equity transactions:
Purchase payments received from contract owners (note 3)	62,687	234,771	366,192	2,474,132	458,275	437,496	270,452	1,319,339
Transfers between funds	(2,246,408)	(1,689,706)	857,569	(7,546,460)	(4,603,774)	3,414,560	138,794	(5,447,905)
Redemptions (note 3)	(977,497)	(2,121,928)	(891,912)	(1,504,542)	(1,008,072)	(1,266,270)	(736,653)	(1,771,285)
Annuity benefits	(3,763)	(3,479)	-	-	-	(2,016)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,597)	(18,230)	(19,000)	(19,487)	(4,146)	(8,944)	(13,574)	(26,561)
Adjustments to maintain reserves	(130)	(68,638)	(134)	(3,399)	464	(38,508)	(140)	403

Net equity transactions	(3,170,708)	(3,667,210)	312,715	(6,599,756)	(5,157,253)	2,536,318	(341,121)	(5,926,009)

Net change in contract owners’ equity	(3,133,374)	(3,380,171)	(513,792)	(7,674,876)	(5,869,203)	4,099,088	(230,975)	(5,711,311)
Contract owners’ equity beginning of period	7,285,612	10,665,783	7,479,850	15,154,726	10,223,461	6,124,373	6,167,122	11,878,433

Contract owners’ equity end of period	$4,152,238	7,285,612	6,966,058	7,479,850	4,354,258	10,223,461	5,936,147	6,167,122

CHANGES IN UNITS:
Beginning units	482,219	921,523	855,936	1,649,444	552,427	442,029	714,090	1,449,094
Units purchased	788,160	4,429,102	454,245	1,878,901	3,081,564	4,953,559	258,228	1,830,708
Units redeemed	(999,207)	(4,868,406)	(425,232)	(2,672,409)	(3,368,269)	(4,843,161)	(296,078)	(2,565,712)

Ending units	271,172	482,219	884,949	855,936	265,722	552,427	676,240	714,090

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	RVF		ROF		RNF		RPMF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(88,117)	(101,062)	(119,177)	(144,164)	(152,004)	(184,395)	(540,747)	(548,508)
Realized gain (loss) on investments	(1,915,126)	1,816,218	149,789	1,758,106	(105,916)	1,942,000	2,137,061	3,804,355
Change in unrealized gain (loss) on investments	(167,764)	(363,269)	(280,477)	(159,572)	(581,904)	(215,418)	(12,304,655)	9,029,474
Reinvested capital gains	692,983	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,478,024)	1,351,887	(249,865)	1,454,370	(839,824)	1,542,187	(10,708,341)	12,285,321

Equity transactions:
Purchase payments received from contract owners (note 3)	705,446	829,174	2,236,360	226,067	187,719	205,984	3,482,368	3,600,228
Transfers between funds	(2,779,058)	(1,692,832)	(5,085,796)	(2,632,685)	533,963	(9,203,229)	(18,578,514)	2,746,150
Redemptions (note 3)	(812,630)	(941,117)	(1,244,335)	(1,526,832)	(2,515,189)	(2,626,110)	(4,515,033)	(5,087,417)
Annuity benefits	-	-	-	-	-	(1,342)	(4,353)	(14,057)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(13,052)	(6,181)	(9,748)	(17,815)	(26,555)	(20,283)	(21,176)	(30,525)
Adjustments to maintain reserves	243	198,733	4,998	50,401	506	29,075	731	(988)

Net equity transactions	(2,899,051)	(1,612,223)	(4,098,521)	(3,900,864)	(1,819,556)	(11,615,905)	(19,635,977)	1,213,391

Net change in contract owners’ equity	(4,377,075)	(260,336)	(4,348,386)	(2,446,494)	(2,659,380)	(10,073,718)	(30,344,318)	13,498,712
Contract owners’ equity beginning of period	9,411,024	9,671,360	10,918,017	13,364,511	12,255,667	22,329,385	54,731,878	41,233,166

Contract owners’ equity end of period	$5,033,949	9,411,024	6,569,631	10,918,017	9,596,287	12,255,667	24,387,560	54,731,878

CHANGES IN UNITS:
Beginning units	952,362	1,317,022	719,153	1,034,035	1,293,811	2,832,370	1,736,396	1,749,261
Units purchased	9,105,317	16,132,405	9,767,427	11,105,739	9,499,863	9,113,319	5,080,603	7,348,574
Units redeemed	(9,543,135)	(16,497,065)	(10,050,770)	(11,420,621)	(9,753,242)	(10,651,878)	(5,760,743)	(7,361,439)

Ending units	514,544	952,362	435,810	719,153	1,040,432	1,293,811	1,056,256	1,736,396

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	RREF		RRF		RMEK		RTF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$111,182	(12,113)	(70,343)	(134,733)	(81,931)	(96,055)	(119,550)	(109,746)
Realized gain (loss) on investments	(485,083)	2,876,733	259,337	(47,106)	(1,531,846)	686,760	(1,655,694)	1,390,276
Change in unrealized gain (loss) on investments	(174,292)	(374,098)	(325,989)	170,329	(419,006)	192,029	63,425	150,962
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(548,193)	2,490,522	(136,995)	(11,510)	(2,032,783)	782,734	(1,711,819)	1,431,492

Equity transactions:
Purchase payments received from contract owners (note 3)	884,468	1,264,167	69,102	254,047	377,065	548,364	710,995	940,207
Transfers between funds	(4,111,550)	(5,947,484)	1,301,039	(3,211,240)	(1,310,588)	3,551,201	546,321	441,865
Redemptions (note 3)	(1,959,110)	(3,840,988)	(714,222)	(1,754,624)	(921,708)	(1,150,566)	(804,427)	(1,058,497)
Annuity benefits	(1,942)	(3,530)	(1,860)	(1,772)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(17,032)	(40,258)	(2,175)	(14,670)	(5,744)	(10,895)	(3,158)	(6,423)
Adjustments to maintain reserves	(687)	50,810	(86)	4,831	19,265	(55,749)	(2,553)	117,513

Net equity transactions	(5,205,853)	(8,517,283)	651,798	(4,723,428)	(1,841,710)	2,882,355	447,178	434,665

Net change in contract owners’ equity	(5,754,046)	(6,026,761)	514,803	(4,734,938)	(3,874,493)	3,665,089	(1,264,641)	1,866,157
Contract owners’ equity beginning of period	14,025,648	20,052,409	6,367,143	11,102,081	8,247,866	4,582,777	11,351,949	9,485,792

Contract owners’ equity end of period	$8,271,602	14,025,648	6,881,946	6,367,143	4,373,373	8,247,866	10,087,308	11,351,949

CHANGES IN UNITS:
Beginning units	891,868	1,585,824	429,272	942,391	533,873	403,619	1,486,798	1,557,121
Units purchased	5,540,356	9,733,357	3,095,771	6,370,452	6,145,996	8,479,256	22,447,475	22,677,946
Units redeemed	(5,906,044)	(10,427,313)	(3,075,883)	(6,883,571)	(6,343,332)	(8,349,002)	(22,537,530)	(22,748,269)

Ending units	526,180	891,868	449,160	429,272	336,537	533,873	1,396,743	1,486,798

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	RVLCG		RVLCV		RVMCG		RVMCV
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(275,168)	(202,582)	(180,488)	(143,792)	(253,388)	(304,959)	(128,449)	(113,163)
Realized gain (loss) on investments	(1,043,320)	2,519,920	598,193	1,619,064	1,866,922	4,619,842	(432,802)	1,152,899
Change in unrealized gain (loss) on investments	(522,510)	(177,397)	(1,193,279)	772,611	(2,539,477)	(1,203,057)	(467,164)	(48,429)
Reinvested capital gains	-	-	-	-	736,102	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,840,998)	2,139,941	(775,574)	2,247,883	(189,841)	3,111,826	(1,028,415)	991,307

Equity transactions:
Purchase payments received from contract owners (note 3)	560,027	366,791	356,055	667,528	504,411	737,814	95,533	492,967
Transfers between funds	(68,274)	2,487,933	84,167	(962,856)	(14,455,687)	(2,944,790)	13,484,318	(12,024,982)
Redemptions (note 3)	(2,499,330)	(1,926,270)	(1,655,866)	(2,246,789)	(2,420,245)	(2,275,270)	(1,148,160)	(1,823,095)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(25,117)	(21,216)	(11,670)	(20,610)	(25,498)	(30,053)	(8,731)	(17,482)
Adjustments to maintain reserves	833	21,520	329	11,643	110	2,762	3,347	(5,952)

Net equity transactions	(2,031,861)	928,758	(1,226,985)	(2,551,084)	(16,396,909)	(4,509,537)	12,426,307	(13,378,544)

Net change in contract owners’ equity	(3,872,859)	3,068,699	(2,002,559)	(303,201)	(16,586,750)	(1,397,711)	11,397,892	(12,387,237)
Contract owners’ equity beginning of period	19,524,177	16,455,478	16,526,954	16,830,155	27,190,047	28,587,758	4,896,712	17,283,949

Contract owners’ equity end of period	$15,651,318	19,524,177	14,524,395	16,526,954	10,603,297	27,190,047	16,294,604	4,896,712

CHANGES IN UNITS:
Beginning units	1,651,539	1,732,122	1,501,383	1,825,662	1,676,122	2,315,874	371,676	1,560,171
Units purchased	7,049,711	7,548,993	10,619,585	6,526,805	2,954,318	4,710,617	3,435,318	3,148,687
Units redeemed	(7,336,724)	(7,629,576)	(10,722,465)	(6,851,084)	(3,960,044)	(5,350,369)	(2,444,112)	(4,337,182)

Ending units	1,364,526	1,651,539	1,398,503	1,501,383	670,396	1,676,122	1,362,882	371,676

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	RVSCG		RVSCV		RVSDL		RTEC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(115,758)	(87,004)	(76,103)	(113,408)	(33,136)	(69,703)	(109,196)	(192,381)
Realized gain (loss) on investments	(329,201)	513,875	457,039	(267,687)	(453,738)	(463,094)	(557,516)	448,974
Change in unrealized gain (loss) on investments	(250,296)	166,591	(384,120)	1,030,042	114,474	(126,806)	(174,376)	(838,277)
Reinvested capital gains	-	-	-	-	-	-	298,007	-

Net increase (decrease) in contract owners’ equity resulting from operations	(695,255)	593,462	(3,184)	648,947	(372,400)	(659,603)	(543,081)	(581,684)

Equity transactions:
Purchase payments received from contract owners (note 3)	197,104	154,896	53,529	454,672	51,619	212,599	565,510	539,840
Transfers between funds	(620,448)	7,126,012	645,134	44,876	675,033	440,638	(5,085,072)	(6,817,335)
Redemptions (note 3)	(1,372,954)	(899,013)	(613,210)	(1,034,384)	(284,451)	(722,700)	(954,299)	(1,966,891)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(13,319)	(8,901)	(4,720)	(5,552)	(3,456)	(8,390)	(4,776)	(17,398)
Adjustments to maintain reserves	190	(1,121)	200	(99,774)	(1,168)	(21,774)	(1,165)	2,014

Net equity transactions	(1,809,427)	6,371,873	80,933	(640,162)	437,577	(99,627)	(5,479,802)	(8,259,770)

Net change in contract owners’ equity	(2,504,682)	6,965,335	77,749	8,785	65,177	(759,230)	(6,022,883)	(8,841,454)
Contract owners’ equity beginning of period	10,859,606	3,894,271	5,747,110	5,738,325	2,774,400	3,533,630	10,514,690	19,356,144

Contract owners’ equity end of period	$8,354,924	10,859,606	5,824,859	5,747,110	2,839,577	2,774,400	4,491,807	10,514,690

CHANGES IN UNITS:
Beginning units	824,063	363,474	474,756	586,636	430,980	517,155	790,795	1,623,629
Units purchased	3,850,425	4,871,487	3,317,818	4,183,297	8,611,113	14,138,454	4,495,000	8,503,148
Units redeemed	(4,054,005)	(4,410,898)	(3,250,579)	(4,295,177)	(8,576,142)	(14,224,629)	(4,908,796)	(9,335,982)

Ending units	620,483	824,063	541,995	474,756	465,951	430,980	376,999	790,795

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	RTEL		RTRF		RUTL		RVWDL
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(7,292)	21,594	(72,872)	(116,231)	33,705	168,196	(26,414)	(24,807)
Realized gain (loss) on investments	(265,617)	357,206	(495,033)	49,822	595,590	418,111	(51,837)	(456,495)
Change in unrealized gain (loss) on investments	(16,237)	9,218	(174,490)	105,942	202,578	(31,948)	(54,413)	173,920
Reinvested capital gains	58,446	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(230,700)	388,018	(742,395)	39,533	831,873	554,359	(132,664)	(307,382)

Equity transactions:
Purchase payments received from contract owners (note 3)	150,189	112,930	66,580	192,878	374,060	334,199	92,353	360,795
Transfers between funds	(2,138,312)	2,051,600	(2,024,118)	1,990,242	2,175,301	1,053,603	(584,648)	(950,707)
Redemptions (note 3)	(164,282)	(442,783)	(818,885)	(1,596,742)	(828,898)	(1,596,376)	(258,430)	(193,403)
Annuity benefits	(2,975)	(3,216)	(3,632)	(3,890)	(4,318)	(4,161)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(597)	(1,783)	(4,009)	(13,259)	(2,976)	(9,025)	(1,506)	(1,208)
Adjustments to maintain reserves	(4,327)	(39,565)	1,722	(32,610)	(14,773)	11,519	(153)	(87,627)

Net equity transactions	(2,160,304)	1,677,183	(2,782,342)	536,619	1,698,396	(210,241)	(752,384)	(872,150)

Net change in contract owners’ equity	(2,391,004)	2,065,201	(3,524,737)	576,152	2,530,269	344,118	(885,048)	(1,179,532)
Contract owners’ equity beginning of period	4,485,117	2,419,916	7,086,394	6,510,242	7,126,341	6,782,223	1,707,547	2,887,079

Contract owners’ equity end of period	$2,094,113	4,485,117	3,561,657	7,086,394	9,656,610	7,126,341	822,499	1,707,547

CHANGES IN UNITS:
Beginning units	509,641	312,907	443,935	496,725	677,177	684,436	155,516	243,832
Units purchased	6,508,296	10,770,388	3,352,565	6,394,715	7,705,666	11,768,392	1,034,428	1,229,694
Units redeemed	(6,736,549)	(10,573,654)	(3,541,968)	(6,447,505)	(7,581,384)	(11,775,651)	(1,110,066)	(1,318,010)

Ending units	281,388	509,641	254,532	443,935	801,459	677,177	79,878	155,516

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	VWHA		VWAR		WRASP		SAM2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(6,998)	-	(7,839)	-	(78,370)	(81,751)	-	-
Realized gain (loss) on investments	(59,005)	-	(493)	-	717,761	97,445	-	-
Change in unrealized gain (loss) on investments	(101,136)	-	(21,413)	-	(2,851,794)	1,594,281	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(167,139)	-	(29,745)	-	(2,212,403)	1,609,975	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	246,548	-	1,799,672	-	2,155,985	2,335,712	-	(97,452)
Transfers between funds	617,518	-	239,688	-	4,342,587	13,706,536	-	(4,185)
Redemptions (note 3)	(25,145)	-	(1,176)	-	(1,955,551)	(490,880)	-	71,830
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(73)	-	-	-	(5,831)	(1,350)	-	118
Adjustments to maintain reserves	(23)	-	-	-	(479)	(1,401)	-	29,689

Net equity transactions	838,825	-	2,038,184	-	4,536,711	15,548,617	-	-

Net change in contract owners’ equity	671,686	-	2,008,439	-	2,324,308	17,158,592	-	-
Contract owners’ equity beginning of period	-	-	-	-	17,158,592	-	-	-

Contract owners’ equity end of period	$671,686	-	2,008,439	-	19,482,900	17,158,592	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	1,623,923	-	-	-
Units purchased	167,737	-	211,372	-	1,469,137	1,888,684	-	203,992
Units redeemed	(81,133)	-	(2,513)	-	(1,066,682)	(264,761)	-	(203,992)

Ending units	86,604	-	208,859	-	2,026,378	1,623,923	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	RVIRO		RVHEQ		SBMMP		RVCEQ
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(15,352)	(45,360)	-	-	-	(485)	-	2,482
Realized gain (loss) on investments	45,052	(586,529)	-	-	-	-	-	598,799
Change in unrealized gain (loss) on investments	(38,605)	(369,865)	-	-	-	-	-	(158,950)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,905)	(1,001,754)	-	-	-	(485)	-	442,331

Equity transactions:
Purchase payments received from contract owners (note 3)	91,668	584,189	-	90	-	-	-	11,862
Transfers between funds	(3,390,738)	(5,065,723)	-	(79)	-	(93,169)	-	(2,190,883)
Redemptions (note 3)	(126,685)	(625,168)	-	(11)	-	(101,139)	-	(186,234)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	(97)	-	-
Contingent deferred sales charges (note 2)	(774)	(5,237)	-	-	-	-	-	(1,595)
Adjustments to maintain reserves	(36)	4,818	-	-	-	(2)	-	8,093

Net equity transactions	(3,426,565)	(5,107,121)	-	-	-	(194,407)	-	(2,358,757)

Net change in contract owners’ equity	(3,435,470)	(6,108,875)	-	-	-	(194,892)	-	(1,916,426)
Contract owners’ equity beginning of period	3,435,470	9,544,345	-	-	-	194,892	-	1,916,426

Contract owners’ equity end of period	$-	3,435,470	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	430,229	1,166,081	-	-	-	14,536	-	244,485
Units purchased	24,797	1,046,068	-	151	-	-	-	325,833
Units redeemed	(455,026)	(1,781,920)	-	(151)	-	(14,536)	-	(570,318)

Ending units	-	430,229	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class II (MSEMB)

Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)

Global Real Estate Portfolio - Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

NVIT Emerging Markets Fund - Class III (GEM3)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Fund - Class III (TRF3)

NVIT Government Bond Fund - Class III (GBF3)

NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)

NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)

NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)

NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)

NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)

NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)

NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)

NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)

NVIT Multi-Manager Small Company Fund - Class III (SCF3)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Money Market Fund - Class II (NVMM2)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class III (ACVIG3)

VP Inflation Protection Fund - Class II (ACVIP2)

VP Ultra(R) Fund - Class III (ACVU3)

VP Value Fund - Class III (ACVV3)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Fund - Asset Manager Portfolio - Service Class 2 (FAM2)

VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)

VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)

VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio - Class I (SBTRP)

Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)

Global Currents Variable International All Cap Opportunity Portfolio (SBIEP)

PMVRSD (PMVRSD)

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

Variable Contracts Trust - Emerging Markets VCT Portfolio - Class II (PIVEM2)

Variable Contracts Trust - High Yield VCT Portfolio - Class II Shares (PIHYB2)

PRO FUNDS

Ultra Short NASDAQ-100 (PROUSN)

VP Access High Yield (PROAHY)

VP Asia 30 (PROA30)

VP Banks (PROBNK)

VP Basic Materials (PROBM)

VP Bear (PROBR)

VP Biotechnology (PROBIO)

VP Bull (PROBL)

VP Consumer Goods (PROCG)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

VP Consumer Services (PROCS)

VP Emerging Markets (PROEM)

VP Europe 30 (PROE30)

VP Financials (PROFIN)

VP Health Care (PROHC)

VP Industrials (PROIND)

VP International (PROINT)

VP Internet (PRONET)

VP Japan (PROJP)

VP NASDAQ-100 (PRON)

VP Oil and Gas (PROOG)

VP Pharmaceuticals (PROPHR)

VP Precious Metals (PROPM)

VP Real Estate (PRORE)

VP Rising Rates Opportunity (PRORRO)

VP Semiconductor (PROSCN)

VP Short Emerging Markets (PROSEM)

VP Short International (PROSIN)

VP Short NADSAQ-100 (PROSN)

VP Technology (PROTEC)

VP Telecommunications (PROTEL)

VP U.S. Government Plus (PROGVP)

VP Ultra NASDAQ-100 (PROUN)

VP Utilities (PROUTL)

RYDEX FUNDS

Variable Trust: All-Asset Aggressive Strategy Fund (RVAAS)

Variable Trust: All-Asset Conservative Strategy Fund (RVACS)

Variable Trust: All-Asset Moderate Strategy Fund (RVAMS)

Variable Trust: All-Cap Opportunity Fund (RSRF)

Variable Trust: Alternative Strategies Allocation Fund (RVASA)

SGI Variable Trust - CLS AdvisorOne Amerigo Fund (RVAMR)

Variable Trust: Banking Fund (RBKF)

Variable Trust: Basic Materials Fund (RBMF)

SGI Variable Trust - CLS AdvisorOne Select Allocation Fund (RVBER)

Variable Trust: Biotechnology Fund (RBF)

SGI Variable Trust - CLS AdvisorOne Clermont Fund (RVCLR)

Variable Trust: Commodities Strategy Fund (RVCMD)

Variable Trust: Consumer Products Fund (RCPF)

Variable Trust: Dow 2x Strategy Fund (RVLDD)

Variable Trust: DWA Flexible Allocation Fund (RVDFA)

Variable Trust: DWA Sector Rotation Fund (RVDSR)

Variable Trust: Electronics Fund (RELF)

Variable Trust: Energy Fund (RENF)

Variable Trust: Energy Services Fund (RESF)

Variable Trust: Europe 1.25x Strategy Fund (RLCE)

Variable Trust: Financial Services Fund (RFSF)

Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)

Variable Trust: Health Care Fund (RHCF)

Variable Trust: Internet Fund (RINF)

Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)

Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)

Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)

Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)

Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)

Variable Trust: Inverse S&P 500 Strategy Fund (RUF)

Variable Trust: Japan 2x Strategy Fund (RLCJ)

Variable Trust: Leisure Fund (RLF)

Variable Trust: Managed Futures Strategy Fund (RVMFU)

Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)

Variable Trust: Multi-Hedge Strategies Fund (RVARS)

Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)

Variable Trust: NASDAQ-100(R) Fund (ROF)

Variable Trust: Nova Fund (RNF)

Variable Trust: Precious Metals Fund (RPMF)

Variable Trust: Real Estate Fund (RREF)

Variable Trust: Retailing Fund (RRF)

Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)

Variable Trust: S&P 500 2x Strategy Fund (RTF)

Variable Trust: S&P 500 Pure Growth Fund (RVLCG)

Variable Trust: S&P 500 Pure Value Fund (RVLCV)

Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)

Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)

Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)

Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)

Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)

Variable Trust: Technology Fund (RTEC)

Variable Trust: Telecommunications Fund (RTEL)

Variable Trust: Transportation Fund (RTRF)

Variable Trust: Utilities Fund (RUTL)

Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Acccount adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

For Smith Barney contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

Nationwide Variable Account - 4 Options	Citigroup Global	Market Flex Annuity	Market Flex II Annuity	Market Flex Advisor Annuity
Variable Account Charges - Recurring .	1.30%	1.15%	1.25%	0.45%
CDSC Option:
Four Year CDSC	-	-	0.35%	-
No CDSC	-	0.20%	0.40%	-
Death Benefit Options:
Highest Anniversary Death Benefit	-	0.20%	0.30%	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value prior to contract age specifications less surrenders.

Highest Anniversary or 5% Enhanced Death Benefit	-	0.25%	-	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders,(iii) highest contract value prior to contract age specifications less surrenders, or (iv) the 5% interest anniversary value.

Return of Premium Enhanced Death Benefit Option	-	-	0.20%	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders.
Extra Value Option (EV):

Fee assessed to assets of the variable account during the first seven contract years in exchange for an application of Extra Value Credit based on purchase payments made during the first 12 months that contract is in force.

3% Extra Value Credit Option	-	0.45%	0.40%	0.40%
4% Extra Value Credit Option	-	-	0.55%	0.55%
iFLEX Option	-	-	0.60%	-
Withdrawal benefit providing contract owner a choice as to the form the benefit will take. Note: May not be elected if the No CDSC option is elected.

Maximum Variable Account Charges (1)	1.30%	2.05%	3.10%	1.55%

(1) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2011.

	Total	MLVGA3	CSCRS	MVGTAS	MSEMB	MSVGT2	VKVGR2	GVAAA2

0.45%	$119,319	$840	$448	$-	$-	$-	$17	$867
0.65%	12,842	148	85	1	4	-	-	-
0.70%	2,607	-	-	-	-	-	-	-
0.80%	111	29	-	-	-	-	-	-
0.85%	1,591	-	-	-	-	-	-	-
0.90%	987	-	-	-	-	-	-	-
0.95%	4,026	108	-	-	-	-	-	-
1%	3,170	-	-	-	-	-	-	-
1.10%	1,699	-	-	-	-	-	-	-
1.15%	2,991,269	55,448	4,156	55	29	24	108	212
1.20%	524	-	-	-	-	-	-	-
1.25%	551,659	13,918	2,393	121	4	4	60	228
1.30%	28,020	-	-	-	-	-	-	-
1.35%	4,988,258	109,934	14,143	-	536	315	150	571
1.40%	957,696	21,713	69	88	-	-	-	-
1.45%	45,361	939	-	-	-	-	-	-
1.55%	1,580,413	34,328	1,487	-	68	-	42	-
1.60%	1,060,314	24,997	2,935	42	2	41	16	94
1.65%	768,112	6,453	430	-	-	-	-	-
1.70%	4	-	-	-	-	-	-	-
1.80%	280,630	2,323	1,388	-	264	-	1	192
1.85%	63,307	510	211	-	-	-	-	-
1.90%	875,541	38,035	9,238	-	962	149	104	781
1.95%	218,340	5,401	218	-	-	-	-	18
2%	84,311	216	-	-	77	-	-	11
2.05%	11,187	-	-	-	-	-	-	-
2.10%	254,573	5,269	1,201	297	834	-	-	132
2.15%	143,355	-	161	-	-	-	-	-
2.20%	32,555	225	1	-	-	-	-	205
2.25%	1,007	6	2	-	-	-	-	-
2.30%	79,585	854	7	-	-	-	-	232
2.35%	36,016	-	96	-	71	-	-	-
2.40%	2,824	-	-	-	-	-	-	-
2.45%	93,769	268	-	-	-	-	-	115
2.50%	72,126	-	-	-	-	-	-	-
2.55%	1,258	-	-	-	-	-	-	-
2.85%	7,801	-	-	-	-	-	-	-

Totals	$15,376,167	$321,962	$38,669	$604	$2,851	$533	$498	$3,658

	HIBF3	GEM3	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2

0.45%	$2,613	$31	$-	$188	$-	$187	$141	$232
0.65%	48	-	-	-	-	195	20	167
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	13	-	108	-
0.90%	-	-	-	-	-	-	-	-
0.95%	108	-	-	29	-	-	-	-
1%	189	-	-	-	-	-	-	1
1.10%	-	-	-	-	-	-	-	-
1.15%	166,610	5,338	96	3,361	5,824	29,432	13,010	4,843
1.20%	-	-	-	-	-	-	-	-
1.25%	29,923	951	106	386	126	578	3,408	1,640
1.30%	-	-	-	-	-	-	-	-
1.35%	263,961	12,186	3,078	10,811	4,226	23,029	9,931	3,825

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

1.40%	18,431	459	714	196	610	1,958	7,092	3,850
1.45%	2,123	39	-	-	-	180	-	-
1.55%	98,539	3,599	-	1,946	2,840	4,805	4,736	1,301
1.60%	17,557	4,956	841	1,760	242	4,487	2,486	133
1.65%	25,581	806	1,359	291	6,113	8,155	2,376	2,252
1.70%	-	-	-	-	-	-	-	-
1.80%	7,496	22	492	231	288	629	828	1,262
1.85%	1,147	957	-	-	-	-	-	-
1.90%	16,320	233	1,945	2,698	475	1,744	806	129
1.95%	9,812	-	531	265	543	142	2,015	-
2%	1,673	-	-	-	4,216	57	2,322	-
2.05%	-	-	-	-	-	1,017	-	-
2.10%	2,223	55	-	-	-	-	-	50
2.15%	-	109	-	2,782	-	392	251	-
2.20%	-	91	-	-	380	-	597	389
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	41	109	-	-
2.35%	-	-	-	-	-	682	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	2,032	8	-	1,378	-	-	-	-
2.50%	-	38	-	24	81	2,873	427	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$666,386	$29,878	$9,162	$26,346	$26,018	$80,651	$50,554	$20,074

	NVCMC2	NVLCP2	TRF3	GBF3	GVIDA6	NVDBL6	NVDCA6	GVIDC6

0.45%	$265	$9	$1	$658	$-	$15	$-	$2,096
0.65%	-	-	-	118	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	55	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	279	-	-	-	-
1%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	588	2,674	1,422	100,739	12,594	1,380	1,999	51,261
1.20%	-	-	-	-	-	-	-	-
1.25%	-	632	195	2,621	1,196	-	759	2,575
1.30%	-	-	-	-	-	-	-	-
1.35%	4,368	4,369	1,762	106,789	19,992	2,860	668	97,040
1.40%	2,467	89	712	16,010	7,095	263	-	10,935
1.45%	-	7	-	213	18	-	-	-
1.55%	920	776	308	78,846	3,477	1,231	11	23,358
1.60%	3,825	1,445	-	21,996	21,429	-	52	23,143
1.65%	1,166	5,984	-	8,124	412	139	519	11,008
1.70%	-	-	-	-	-	-	-	-
1.80%	669	446	-	487	122	-	-	367
1.85%	-	-	-	394	-	-	-	463
1.90%	2,252	1,043	-	2,154	-	-	2,949	7,979
1.95%	22	183	-	1,208	-	136	141	313
2%	41	63	-	70	-	8	84	1,815
2.05%	-	-	-	-	-	-	-	-
2.10%	439	-	-	163	-	-	-	2,051
2.15%	-	6	-	320	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	56	-	-	41	-	6,244
2.35%	37	23	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	1,047	-	-	-	289
2.50%	-	-	-	-	-	24	-	24
2.55%	-	-	-	-	-	-	-	-
2.85%	3,847	-	-	-	-	-	-	-

	$20,906	$17,749	$4,456	$342,291	$66,335	$6,097	$7,182	$240,961

	GVIDM6	GVDMA6	GVDMC6	SAM	NVMIG6	GVDIV6	NVMLG2	NVMLV2

0.45%	$97	$-	$972	$-	$1,450	$1,628	$17	$93
0.65%	-	-	-	-	-	-	-	5
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	27	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	1
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	56
1%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	57,643	23,877	25,596	-	1,974	790	1,285	470
1.20%	-	-	-	-	-	-	-	-
1.25%	1,564	1,262	16,381	-	230	637	189	125
1.30%	-	-	-	365	-	-	-	-
1.35%	129,136	49,009	91,042	-	7,543	3,163	2,301	1,980
1.40%	30,033	9,065	20,172	-	798	40	167	531
1.45%	-	-	223	-	-	-	-	-
1.55%	43,867	18,419	11,820	-	3,246	2,201	380	73
1.60%	21,116	18,859	25,167	-	690	133	460	154
1.65%	31,226	713	18,493	-	138	-	8	15
1.70%	-	-	-	-	-	-	-	-
1.80%	540	70	71	-	80	-	10	-
1.85%	-	-	-	-	-	-	-	-
1.90%	1,883	-	12	-	1,052	111	36	391
1.95%	-	-	-	-	38	-	9	18
2%	125	-	81	-	-	-	250	177
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	100	-	-	5
2.15%	-	-	-	-	113	-	-	-
2.20%	176	-	-	-	-	-	103	-
2.25%	-	-	18	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

2.45%	-	-	-	-	187	-	-	-
2.50%	1,711	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$319,117	$121,274	$210,075	$365	$17,639	$8,703	$5,215	$4,094

	NVMMG1	NVMMG2	NVMMV2	SCGF3	SCVF3	SCF3	NVSTB2	NVMM2

0.45%	$-	$559	$83	$47	$15	$57	$1,069	$22,500
0.65%	-	8	1	-	-	43	-	2,579
0.70%	-	-	-	-	-	-	-	89
0.80%	-	-	-	-	-	5	-	3
0.85%	-	-	-	-	-	-	-	224
0.90%	-	-	-	-	-	-	-	90
0.95%	-	-	-	-	25	-	-	157
1%	-	-	-	-	-	-	-	798
1.10%	-	-	-	-	-	-	-	190
1.15%	1,152	3,875	696	2,335	2,235	7,792	10,974	609,704
1.20%	-	-	-	-	-	-	-	38
1.25%	-	21	-	241	342	1,309	2,380	161,145
1.30%	-	-	-	-	-	-	-	-
1.35%	3,593	13,321	5,049	2,830	6,187	22,037	11,150	1,051,370
1.40%	1,073	237	151	460	922	3,623	2,049	178,555
1.45%	-	-	-	-	-	-	57	24,911
1.55%	21	1,296	250	485	215	2,833	1,694	330,887
1.60%	211	296	374	907	805	811	1,883	293,940
1.65%	-	155	46	367	-	915	860	231,352
1.70%	-	-	-	-	-	-	-	-
1.80%	-	3	1	-	-	2	34	71,197
1.85%	-	-	-	-	505	-	-	20,287
1.90%	-	602	52	589	63	376	7	252,038
1.95%	-	19	1	22	-	58	5	63,154
2%	-	53	100	105	-	-	-	14,794
2.05%	-	-	-	-	-	-	-	1,934
2.10%	-	55	174	68	23	221	18	95,297
2.15%	-	-	55	106	-	-	527	45,649
2.20%	-	-	-	-	-	106	-	9,792
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	20,345
2.35%	-	-	-	-	-	-	-	3,360
2.40%	-	-	-	-	-	-	-	723
2.45%	-	-	8	16	70	-	8	18,909
2.50%	-	-	-	-	-	-	-	5,708
2.55%	-	-	-	-	-	-	-	137
2.85%	-	-	-	-	-	-	-	3,954

	$6,050	$20,500	$7,041	$8,578	$11,407	$40,188	$32,715	$3,535,810

	ALVBWB	ACVIG3	ACVIP2	ACVU3	ACVV3	FQB	FAM2	FC2R

0.45%	$15	$72	$1,561	$-	$96	$-	$51	$-
0.65%	-	-	908	-	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	14	14	-	77	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	106	-	-	95
1%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	13	10,305	2,166	3,405	26,558	-	748	37,354
1.20%	-	-	-	-	-	-	-	-
1.25%	-	3,848	902	-	4,285	-	88	-
1.30%	-	-	-	-	-	62	-	-
1.35%	89	30,205	10,961	1,197	43,440	-	91	51,930
1.40%	90	6,448	464	1,986	10,704	-	-	22,338
1.45%	-	-	26	-	17	-	-	-
1.55%	21	4,663	2,293	300	3,173	-	-	8,437
1.60%	23	1,584	2,407	749	3,190	-	86	3,978
1.65%	-	273	1,667	-	569	-	201	-
1.70%	-	-	-	-	-	-	-	-
1.80%	-	2	2,484	-	1,529	-	34	-
1.85%	-	-	31	-	1,267	-	-	-
1.90%	-	729	1,874	-	1,488	-	94	-
1.95%	-	-	1,196	-	139	-	18	-
2%	-	-	165	-	-	-	11	-
2.05%	-	-	2,419	-	-	-	-	-
2.10%	-	-	1,725	-	470	-	-	-
2.15%	-	224	535	-	-	-	-	-
2.20%	-	-	-	-	-	-	202	-
2.25%	-	-	260	-	-	-	-	-
2.30%	-	-	-	-	-	-	229	-
2.35%	-	48	5,944	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	33	-	-	139	-	56	-
2.50%	-	-	2,721	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$251	$58,448	$42,723	$7,637	$97,247	$62	$1,909	$124,132

	FEI2R	FG2R	FTVFA2	SBTRP	SBVI	SBIEP	PMVAAD	PMVFAD

0.45%	$80	$174	$875	$-	$-	$-	$50	$4,264
0.65%	90	20	155	-	-	-	-	1,032
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	37	-	-	-	-	-	2
0.90%	-	-	-	-	-	-	-	-
0.95%	-	133	167	-	-	-	8	-
1%	-	-	322	-	-	-	-	54
1.10%	-	-	-	-	-	-	-	-
1.15%	23,200	20,224	5,537	-	-	-	6,419	5,761
1.20%	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

1.25%	649	239	4,330	-	-	-	91	2,017
1.30%	-	-	-	452	25,890	1,251	-	-
1.35%	22,741	37,108	4,819	-	-	-	2,425	9,857
1.40%	10,405	7,499	2,187	-	-	-	294	1,256
1.45%	-	-	-	-	-	-	113	-
1.55%	3,889	6,951	1,830	-	-	-	1,212	7,217
1.60%	1,709	3,024	1,553	-	-	-	526	2,691
1.65%	626	740	603	-	-	-	261	1,190
1.70%	-	-	-	-	-	-	-	-
1.80%	15	138	1,773	-	-	-	927	412
1.85%	-	-	-	-	-	-	-	1,148
1.90%	2,295	2,167	253	-	-	-	608	1,531
1.95%	40	63	292	-	-	-	12	206
2%	-	8	-	-	-	-	37	112
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	24	-	-	-	405	1,247
2.15%	-	-	-	-	-	-	667	18
2.20%	-	154	-	-	-	-	308	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	173	123	-	-	-	-	-
2.35%	-	-	-	-	-	-	174	496
2.40%	-	-	-	-	-	-	-	-
2.45%	29	230	29	-	-	-	830	50
2.50%	-	-	-	-	-	-	145	57
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$65,768	$79,082	$24,872	$452	$25,890	$1,251	$15,512	$40,618

	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVGBD	PMVHYD	PIVEM2	PIHYB2

0.45%	$401	$1,640	$4,134	$3,220	$9,905	$3,989	$864	$668
0.65%	-	231	176	547	256	58	14	98
0.70%	-	-	90	57	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	21	1	41	39	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	179	197	278	61	106
1%	-	-	21	373	329	17	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,438	6,776	5,431	10,867	12,125	33,951	7,879	6,904
1.20%	-	-	-	-	-	-	1	-
1.25%	4,154	1,130	5,683	2,556	3,701	6,056	3,256	4,708
1.30%	-	-	-	-	-	-	-	-
1.35%	9,597	7,472	20,059	28,686	39,662	49,858	28,578	14,919
1.40%	229	1,120	696	1,561	8,024	4,849	2,053	3,169
1.45%	-	117	529	136	412	287	148	3,276
1.55%	4,252	5,749	5,411	8,586	7,488	22,619	3,947	4,939
1.60%	8,055	4,249	7,264	5,764	7,541	21,646	3,033	3,050
1.65%	8,885	1,605	4,532	5,852	7,475	53,810	643	8,870
1.70%	-	-	-	-	-	-	-	-
1.80%	1,027	1,811	1,908	6,786	1,555	4,556	273	2,884
1.85%	-	52	213	1,461	2,155	264	160	734
1.90%	3,972	8,392	2,703	10,190	9,753	4,268	18,343	490
1.95%	1,867	502	1,192	1,509	1,138	10,388	130	2,943
2%	11	171	90	109	116	496	-	292
2.05%	2,302	-	-	-	-	-	-	-
2.10%	147	313	549	4,749	4,423	1,721	1,690	2,221
2.15%	2,512	2,184	232	1,677	33	6,676	-	-
2.20%	281	129	42	-	-	1,207	-	-
2.25%	5	-	2	-	-	-	-	-
2.30%	117	-	70	658	682	-	1	61
2.35%	5,543	75	376	5	361	144	-	410
2.40%	-	-	-	-	-	-	-	-
2.45%	667	498	85	-	77	3	103	420
2.50%	2,689	40	-	390	-	41	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$60,151	$44,256	$61,509	$95,919	$117,449	$227,221	$71,177	$61,162

	PROUSN	PROAHY	PROA30	PROBNK	PROBM	PROBR	PROBIO	PROBL

0.45%	$-	$1,041	$402	$-	$6	$3,558	$22	$165
0.65%	5	68	14	-	41	999	41	9
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	18	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1%	-	7	-	-	-	3	-	1
1.10%	-	-	-	-	-	-	-	-
1.15%	1,043	10,148	1,597	14	268	4,448	89	4,343
1.20%	-	-	-	-	-	-	-	-
1.25%	2,771	8,382	1,466	3	4	199	72	5,323
1.30%	-	-	-	-	-	-	-	-
1.35%	634	22,491	7,424	1,056	714	3,817	101	13,191
1.40%	175	926	160	4	-	41	5	562
1.45%	6	87	58	1	-	32	-	132
1.55%	1,946	10,316	2,998	34	256	2,803	383	2,584
1.60%	105	11,345	5,782	1	45	752	167	9,129
1.65%	109	12,303	1,009	198	169	1,357	631	18,976
1.70%	-	-	-	-	-	-	-	-
1.80%	49	7,834	60	8	35	1,310	141	25,561
1.85%	-	85	317	359	-	649	-	2,345
1.90%	517	4,914	664	-	284	1,302	94	4,161
1.95%	111	701	30	-	94	129	60	197
2%	119	330	46	66	1	311	9	1,369
2.05%	-	-	-	-	-	-	-	-
2.10%	574	864	153	99	62	992	104	3,389
2.15%	4,320	1,369	-	1	9	335	30	1,318
2.20%	72	211	-	-	3	73	16	-
2.25%	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

2.30%	-	59	762	-	-	210	7	829
2.35%	33	171	-	-	2	108	10	108
2.40%	-	-	-	-	-	-	-	-
2.45%	185	377	-	1	16	573	38	1,334
2.50%	6	-	-	-	-	5	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$12,780	$94,047	$22,942	$1,845	$2,009	$24,006	$2,020	$95,026

	PROCG	PROCS	PROEM	PROE30	PROFIN	PROHC	PROIND	PROINT

0.45%	$19	$1	$335	$14	$-	$-	$6	$87
0.65%	-	-	14	16	-	-	-	20
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	5	32	-	-	-	5	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1%	1	-	-	-	-	1	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	314	163	8,541	921	21	603	221	9,494
1.20%	-	-	2	1	-	-	-	1
1.25%	267	124	4,473	127	24	407	23	783
1.30%	-	-	-	-	-	-	-	-
1.35%	442	220	16,575	658	221	494	2,018	20,080
1.40%	6	77	1,408	101	122	3	246	1,297
1.45%	-	3	18	-	-	-	7	-
1.55%	148	131	3,593	718	108	629	228	850
1.60%	20	198	7,441	960	265	443	691	1,599
1.65%	123	80	3,847	79	89	872	582	787
1.70%	-	-	-	-	-	-	-	-
1.80%	69	65	837	71	-	223	290	935
1.85%	-	-	80	227	46	8	-	123
1.90%	435	269	7,222	29	274	556	1,265	9,290
1.95%	52	6	176	62	23	10	19	105
2%	4	14	111	23	-	16	59	13
2.05%	-	-	-	-	-	-	-	-
2.10%	5	-	127	56	7	5	28	27
2.15%	-	14	197	-	8	80	4	216
2.20%	-	7	41	-	3	10	-	2
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	91	-	-	-	162	-
2.35%	-	7	18	1	2	13	22	1
2.40%	-	-	-	-	-	-	-	-
2.45%	-	15	67	-	9	24	-	16
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$1,910	$1,426	$55,214	$4,064	$1,222	$4,402	$5,871	$45,726

	PRONET	PROJP	PRON	PROOG	PROPHR	PROPM	PRORE	PRORRO

0.45%	$-	$25	$240	$82	$1	$131	$17	$4,191
0.65%	-	3	10	439	-	1,078	-	71
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	3	-	1	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1%	-	-	9	-	-	-	-	104
1.10%	-	-	-	-	-	-	-	-
1.15%	17	588	3,551	3,404	114	3,451	497	3,020
1.20%	-	-	-	-	-	-	-	-
1.25%	52	12	523	3,867	93	556	639	945
1.30%	-	-	-	-	-	-	-	-
1.35%	119	1,645	5,165	23,992	962	4,024	608	1,719
1.40%	87	196	3,207	525	219	257	33	431
1.45%	-	-	147	44	8	112	8	-
1.55%	114	258	1,820	7,550	920	3,436	420	2,720
1.60%	31	1,326	2,123	1,745	1,146	816	524	5,643
1.65%	23	82	1,498	784	87	7,342	364	2,830
1.70%	-	-	-	-	-	-	-	-
1.80%	118	680	537	1,419	520	3,778	55	3,554
1.85%	-	432	1,166	2	-	350	-	-
1.90%	15	13	2,544	16,315	1,239	1,353	310	249
1.95%	1	15	536	529	228	534	3	50
2%	-	3	186	121	81	412	4	42
2.05%	-	-	-	-	-	-	-	-
2.10%	110	12	520	978	142	655	-	1,349
2.15%	-	-	418	797	28	33	65	96
2.20%	-	-	37	120	10	14	29	16
2.25%	-	-	-	-	-	-	-	-
2.30%	-	2	395	1,537	-	73	4	-
2.35%	-	-	72	431	38	6	13	31
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	723	192	24	31	75	41
2.50%	-	-	-	-	-	-	8	23
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$690	$5,292	$25,428	$64,873	$5,860	$28,442	$3,676	$27,125

	PROSCN	PROSEM	PROSIN	PROSN	PROTEC	PROTEL	PROGVP	PROUN

0.45%	$-	$82	$1	$1	$1	$-	$2,534	$382
0.65%	5	-	-	-	-	-	92	2
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	37	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1%	-	-	-	-	1	-	107	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

1.10%	-	-	-	-	-	-	-	-
1.15%	37	259	283	579	129	32	3,756	1,583
1.20%	-	-	2	-	-	-	-	-
1.25%	49	20	42	45	163	23	1,486	183
1.30%	-	-	-	-	-	-	-	-
1.35%	100	1,881	1,734	850	1,428	143	11,335	5,862
1.40%	13	609	2,724	204	185	101	4,118	218
1.45%	-	-	2	50	7	37	63	2
1.55%	321	1,920	278	1,468	429	53	7,540	1,941
1.60%	25	1,920	3,573	337	1,273	175	2,550	411
1.65%	100	608	164	234	196	260	1,260	89
1.70%	-	-	-	-	-	-	-	-
1.80%	1	175	348	256	379	35	1,525	226
1.85%	-	113	4	309	-	-	9	733
1.90%	75	344	1,727	2,410	1,397	-	1,554	2,439
1.95%	1	185	116	270	198	5	67	420
2%	-	177	429	721	74	4	593	39
2.05%	-	-	-	-	-	-	-	-
2.10%	-	556	1,180	1,926	166	63	1,739	173
2.15%	29	89	167	71	5	-	145	1,735
2.20%	15	45	66	1	-	-	8	52
2.25%	-	-	-	-	-	-	-	-
2.30%	-	6	72	86	7	-	-	178
2.35%	7	55	90	17	24	-	56	40
2.40%	-	-	-	-	-	-	-	-
2.45%	37	108	184	148	-	-	66	484
2.50%	-	-	15	-	-	-	9	17
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$815	$9,152	$13,201	$9,983	$6,099	$931	$40,612	$17,209

	PROUTL	RVAAS	RVACS	RVAMS	RSRF	RVASA	RVAMR	RBKF

0.45%	$18	$-	$263	$7	$2,462	$10	$42	$13
0.65%	-	-	-	-	1	-	-	1
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	15	-	-	-	97	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	15	-	36	-
1%	1	-	-	-	32	-	-	-
1.10%	-	-	-	-	134	-	-	-
1.15%	590	14,838	6,248	20,257	27,318	13,623	57,126	4,605
1.20%	-	-	-	-	-	-	-	-
1.25%	165	53	6,708	5,239	3,179	2,878	3,673	492
1.30%	-	-	-	-	-	-	-	-
1.35%	787	2,771	13,722	24,683	63,335	7,371	37,369	7,738
1.40%	280	238	3,107	7,164	10,608	1,078	3,539	945
1.45%	80	-	90	-	170	126	-	206
1.55%	609	382	805	5,246	26,698	15,012	6,878	1,475
1.60%	101	530	3,077	4,857	4,670	1,718	7,032	925
1.65%	842	490	-	1,162	451	826	4,488	1,328
1.70%	-	-	-	-	-	-	-	-
1.80%	330	-	239	1,216	254	1,860	2,371	70
1.85%	11	-	-	-	-	-	-	218
1.90%	1,413	-	6	249	3,488	3,452	8,064	2,197
1.95%	69	1,392	1,882	365	1,140	3,347	3,250	181
2%	-	229	-	81	548	118	7,448	23
2.05%	7	-	-	-	-	-	-	-
2.10%	133	26	189	-	718	577	1,584	285
2.15%	68	-	1,304	-	76	-	13,648	4
2.20%	3	376	-	-	135	-	3,204	-
2.25%	1	-	212	-	-	-	-	-
2.30%	-	2,420	-	1,307	190	-	5,207	-
2.35%	19	-	-	-	31	228	-	-
2.40%	-	-	-	-	62	-	729	-
2.45%	8	-	-	-	-	-	24,538	217
2.50%	7	118	-	146	238	63	5,297	-
2.55%	-	-	-	-	190	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$5,557	$23,863	$37,852	$71,979	$146,240	$52,287	$195,523	$20,923

	RBMF	RVBER	RBF	RVCLR	RVCMD	RCPF	RVLDD	RVDFA

0.45%	$910	$16	$42	$2,612	$229	$61	$39	$-
0.65%	10	-	8	-	56	9	10	-
0.70%	175	-	-	-	23	163	-	-
0.80%	-	-	-	-	5	-	-	-
0.85%	-	-	-	-	-	6	-	-
0.90%	16	-	34	-	-	93	-	-
0.95%	-	-	-	-	-	106	-	339
1%	-	-	12	-	38	25	-	66
1.10%	-	-	-	-	-	-	-	-
1.15%	39,571	33,697	12,800	31,400	32,379	28,039	27,897	35,434
1.20%	5	-	2	-	55	16	-	-
1.25%	4,266	2,973	2,354	1,715	6,108	1,822	8,270	9,881
1.30%	-	-	-	-	-	-	-	-
1.35%	62,807	26,258	34,232	23,878	43,223	40,699	31,639	70,108
1.40%	17,996	1,498	10,766	1,103	3,787	14,990	3,454	14,624
1.45%	5	-	5	-	270	96	-	54
1.55%	14,886	4,613	9,552	9,607	9,330	10,045	6,594	84,486
1.60%	8,367	8,172	5,828	11,694	8,334	6,326	1,988	20,364
1.65%	4,973	2,783	2,997	4,239	3,304	3,660	2,987	13,692
1.70%	-	-	-	-	1	-	-	-
1.80%	2,417	1,535	1,381	1,679	3,705	1,186	5,712	834
1.85%	504	-	25	-	245	25	35	8
1.90%	5,052	8,192	7,698	16,685	3,839	3,995	5,911	3,297
1.95%	861	2,486	513	9,418	639	586	1,669	27,269
2%	294	6,870	139	4,141	598	292	1,334	4,221
2.05%	-	-	-	-	-	-	-	1,858
2.10%	3,943	925	3,976	791	1,290	2,833	5,213	602

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

2.15%	783	4,645	750	3,828	384	153	4,637	1,460
2.20%	743	2,014	94	2,383	12	228	59	233
2.25%	-	-	-	-	-	-	-	355
2.30%	123	1,107	880	310	756	603	3	7,170
2.35%	45	-	25	10	548	44	34	7,800
2.40%	21	409	16	77	56	30	152	-
2.45%	1,717	8,501	798	2,339	380	171	546	-
2.50%	409	4,070	277	10,171	771	1,071	374	15,250
2.55%	-	-	-	-	25	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$170,899	$120,764	$95,204	$138,080	$120,390	$117,373	$108,557	$319,405

	RVDSR	RELF	RENF	RESF	RLCE	RFSF	RUGB	RHCF

0.45%	$186	$36	$377	$163	$116	$12	$2,645	$57
0.65%	-	9	351	23	34	5	133	56
0.70%	-	103	206	-	-	99	39	82
0.80%	-	-	-	6	-	-	-	-
0.85%	23	-	-	-	-	-	116	5
0.90%	-	33	18	-	-	-	-	34
0.95%	349	-	-	-	-	-	9	-
1%	80	-	24	-	1	-	7	5
1.10%	-	-	-	-	-	-	29	-
1.15%	67,011	13,724	42,009	44,530	15,192	13,037	53,505	22,985
1.20%	-	8	21	26	1	1	-	7
1.25%	6,318	746	8,522	8,537	1,056	2,020	6,482	3,543
1.30%	-	-	-	-	-	-	-	-
1.35%	161,008	25,676	79,452	63,021	15,314	21,053	74,243	41,609
1.40%	40,956	8,303	23,291	18,094	3,257	6,167	7,528	12,864
1.45%	211	-	98	488	-	320	521	1,056
1.55%	63,720	4,430	14,445	19,997	2,676	2,554	20,148	13,200
1.60%	35,506	2,310	10,875	9,124	2,482	2,557	25,480	5,510
1.65%	14,580	1,796	9,895	7,385	1,747	329	16,286	3,163
1.70%	-	-	-	-	-	-	-	-
1.80%	1,599	451	5,378	4,780	125	397	2,081	3,833
1.85%	9,185	-	424	758	508	9	330	44
1.90%	7,736	1,872	8,671	6,661	739	4,241	6,527	7,181
1.95%	2,822	247	1,936	1,307	22	35	3,260	368
2%	4,447	30	354	182	112	146	2,370	410
2.05%	-	-	304	-	-	-	-	-
2.10%	164	773	3,212	2,348	140	721	5,581	522
2.15%	425	167	801	720	14	18	747	361
2.20%	362	204	228	498	-	169	278	154
2.25%	-	-	31	5	-	-	-	-
2.30%	3,584	43	1,329	448	-	-	-	759
2.35%	-	-	565	238	-	197	990	11
2.40%	-	9	50	7	-	-	50	2
2.45%	-	370	813	1,154	8	117	599	148
2.50%	376	344	1,050	373	-	277	137	240
2.55%	-	-	-	-	-	-	125	-
2.85%	-	-	-	-	-	-	-	-

	$420,648	$61,684	$214,730	$190,873	$43,544	$54,481	$230,246	$118,209

	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC	RUF	RLCJ

0.45%	$34	$600	$281	$66	$182	$1,072	$41	$56
0.65%	16	45	24	14	13	37	38	43
0.70%	124	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	3	-	7	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1%	-	-	2	-	31	-	10	-
1.10%	-	-	-	-	-	-	-	-
1.15%	18,701	9,874	22,207	1,602	8,570	8,293	21,522	13,723
1.20%	-	1	5	2	-	-	3	-
1.25%	1,598	4,910	4,702	68	2,818	1,780	2,632	291
1.30%	-	-	-	-	-	-	-	-
1.35%	28,250	15,625	18,012	3,726	20,205	17,264	58,101	12,847
1.40%	11,665	16,400	4,159	4,453	634	4,538	9,748	1,916
1.45%	166	35	-	2	11	23	60	3
1.55%	7,856	3,942	4,723	1,715	4,769	6,995	9,798	3,399
1.60%	4,370	1,910	6,814	1,281	995	3,111	5,226	1,501
1.65%	1,046	1,677	9,147	81	891	2,270	6,165	583
1.70%	-	-	-	-	-	-	-	-
1.80%	358	1,071	1,523	14	68	579	3,877	75
1.85%	17	299	80	143	287	393	620	1,549
1.90%	5,472	4,970	506	464	29	686	1,890	85
1.95%	506	782	595	48	466	2,265	598	12
2%	71	265	523	164	291	507	286	222
2.05%	-	-	-	-	-	-	-	-
2.10%	412	17,911	2,567	309	1,149	1,364	762	133
2.15%	166	6,441	1,450	-	16	112	320	132
2.20%	286	129	82	-	-	23	24	70
2.25%	-	-	-	-	-	-	-	-
2.30%	102	38	30	162	233	265	150	-
2.35%	130	129	567	-	-	22	17	32
2.40%	10	-	-	-	-	-	11	-
2.45%	336	450	168	54	7	108	295	149
2.50%	854	108	19	-	-	52	38	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$82,549	$87,612	$78,193	$14,368	$41,665	$51,759	$122,232	$36,821

	RLF	RVMFU	RMED	RVARS	RVF	ROF	RNF	RPMF

0.45%	$78	$150	$325	$446	$5,334	$4,450	$541	$3,819
0.65%	4	-	19	51	192	220	102	194
0.70%	183	-	-	-	-	-	125	249
0.80%	-	-	-	-	-	-	-	-
0.85%	-	95	-	111	13	190	9	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

0.90%	62	-	-	-	-	-	-	60
0.95%	102	3	-	14	-	22	19	70
1%	35	32	-	40	125	90	-	22
1.10%	-	89	-	269	-	318	341	-
1.15%	21,725	23,289	25,309	24,148	24,198	31,156	49,417	112,276
1.20%	6	-	-	-	-	-	2	168
1.25%	1,581	2,329	2,681	2,484	7,049	2,497	5,201	15,417
1.30%	-	-	-	-	-	-	-	-
1.35%	26,434	28,837	27,233	23,254	23,895	40,175	70,706	220,295
1.40%	12,169	3,073	4,689	1,736	3,355	7,789	8,807	44,187
1.45%	171	-	190	12	19	179	-	1,238
1.55%	6,014	16,700	11,323	9,844	8,967	13,102	5,999	60,305
1.60%	3,581	19,101	3,085	3,745	2,566	4,131	3,338	24,791
1.65%	3,016	935	1,208	1,252	1,162	2,711	906	13,620
1.70%	-	-	-	2	-	-	-	-
1.80%	322	2,681	2,659	497	1,441	1,523	506	9,321
1.85%	20	291	-	415	463	767	1,789	1,186
1.90%	1,641	13,575	5,111	3,821	2,672	2,196	3,096	31,860
1.95%	59	887	504	9,069	630	1,511	287	4,565
2%	138	436	1,448	1,416	338	1,065	815	1,746
2.05%	-	-	-	-	-	-	-	159
2.10%	607	888	3,075	132	2,203	1,729	303	9,125
2.15%	6	21	1,366	2,361	3,140	1,427	1,454	2,544
2.20%	258	53	380	155	17	306	391	961
2.25%	-	-	-	-	-	-	-	5
2.30%	476	878	261	936	1	141	790	2,347
2.35%	13	65	66	85	-	15	89	718
2.40%	-	-	52	-	-	31	40	101
2.45%	127	3	2,297	49	220	1,128	2,212	2,821
2.50%	1,120	493	474	640	117	35	164	2,265
2.55%	-	57	-	179	-	273	264	-
2.85%	-	-	-	-	-	-	-	-

	$79,948	$114,961	$93,755	$87,163	$88,117	$119,177	$157,713	$566,435

	RREF	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG	RVMCV

0.45%	$683	$23	$314	$11	$553	$381	$2,089	$353
0.65%	124	3	130	23	45	20	402	7
0.70%	165	114	-	-	63	58	64	58
0.80%	-	-	-	-	-	-	-	-
0.85%	7	-	-	-	15	2	57	-
0.90%	65	-	-	=	65	60	66	60
0.95%	134	-	-	-	106	98	122	98
1%	74	10	-	6	10	9	10	9
1.10%	50	-	223	-	-	-	-	-
1.15%	44,440	14,015	23,727	27,625	45,215	21,219	63,783	17,045
1.20%	4	-	1	-	1	-	-	-
1.25%	2,957	693	1,354	19,094	3,865	2,601	5,241	708
1.30%	-	-	-	-	-	-	-	-
1.35%	53,086	28,813	26,361	32,931	118,498	58,602	70,753	47,206
1.40%	15,223	7,974	2,177	7,520	11,146	5,757	16,680	5,111
1.45%	317	21	155	95	1,020	694	215	-
1.55%	17,044	4,036	11,944	15,439	15,802	17,242	25,493	14,646
1.60%	11,724	2,792	3,600	5,873	12,859	20,648	12,627	12,641
1.65%	6,322	1,783	1,910	2,237	12,595	15,159	7,145	1,658
1.70%	1	-	-	-	-	-	-	-
1.80%	1,538	415	1,506	1,105	5,281	5,079	5,204	3,803
1.85%	603	13	303	222	137	159	706	-
1.90%	4,956	8,328	424	2,630	33,651	27,691	32,240	24,214
1.95%	363	91	2,973	779	1,655	1,758	1,326	106
2%	512	131	687	190	910	1,230	456	222
2.05%	-	-	-	-	-	689	-	-
2.10%	2,933	255	1,158	1,556	4,145	1,353	2,341	286
2.15%	867	29	1,247	1,058	953	129	652	27
2.20%	453	229	312	196	174	60	43	49
2.25%	-	-	-	-	-	1	-	-
2.30%	1,483	158	123	-	4,735	23	3,182	142
2.35%	239	22	92	14	102	1,634	43	-
2.40%	2	2	146	-	11	-	-	-
2.45%	442	53	941	822	753	138	1,542	-
2.50%	1,882	340	123	124	803	767	906	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$168,693	$70,343	$81,931	$119,550	$275,168	$183,261	$253,388	$128,449

	RVSCG	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL

0.45%	$1,828	$386	$-	$27	$-	$13	$269	$202
0.65%	89	40	1	54	15	4	116	24
0.70%	-	-	30	105	-	143	-	-
0.80%	-	-	-	-	-	-	5	-
0.85%	40	-	-	-	-	-	17	-
0.90%	-	-	31	33	31	87	49	-
0.95%	38	-	50	-	-	93	-	-
1%	-	-	4	3	-	9	10	-
1.10%	-	-	-	-	-	-	-	-
1.15%	28,301	11,949	5,923	18,755	5,369	17,310	22,811	4,102
1.20%	-	1	1	1	-	-	14	127
1.25%	1,235	1,176	253	2,037	1,115	1,375	1,920	1,142
1.30%	-	-	-	-	-	-	-	-
1.35%	35,369	20,154	12,184	38,890	10,573	23,739	46,000	11,239
1.40%	7,808	3,118	1,568	12,961	2,831	9,745	12,732	549
1.45%	2	1	6	981	87	2	38	237
1.55%	10,827	11,016	2,837	6,660	1,268	8,348	7,358	2,926
1.60%	6,184	12,541	4,687	5,300	1,069	2,715	4,819	1,577
1.65%	4,195	1,656	804	4,628	638	2,957	2,935	928
1.70%	-	-	-	-	-	-	-	-
1.80%	3,721	5,189	295	1,170	294	523	1,424	406
1.85%	152	16	55	28	-	147	55	209
1.90%	10,621	7,186	2,715	14,002	3,117	2,697	10,572	847
1.95%	758	189	283	221	112	71	570	172

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

2%	293	222	298	352	107	273	472	156
2.05%	-	-	-	-	-	-	-	-
2.10%	3,730	1,096	718	1,599	1,191	269	1,562	601
2.15%	252	30	153	169	37	29	327	334
2.20%	52	1	45	187	-	186	36	173
2.25%	-	-	-	-	-	-	51	-
2.30%	-	-	40	614	-	1,162	80	14
2.35%	134	-	38	8	8	11	67	111
2.40%	-	-	-	2	-	-	15	-
2.45%	129	136	107	50	-	-	379	323
2.50%	-	-	10	359	19	964	600	15
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$115,758	$76,103	$33,136	$109,196	$27,881	$72,872	$115,303	$26,414

	VWHA	VWAR	WRASP	RVIRO

0.45%	$-	$7	$1,779	$12
0.65%	1	-	92	-
0.70%	-	-	-	-
0.80%	-	-	29	2
0.85%	-	-	-	15
0.90%	-	-	-	-
0.95%	-	-	110	1
1%	-	-	-	-
1.10%	-	-	-	56
1.15%	315	75	38,234	3,041
1.20%	-	-	-	-
1.25%	183	6,110	14,719	354
1.30%	-	-	-	-
1.35%	1,097	843	81,444	3,969
1.40%	20	-	35,005	557
1.45%	-	636	354	-
1.55%	506	97	37,572	4,318
1.60%	284	28	17,444	561
1.65%	13	-	29,828	258
1.70%	-	-	-	-
1.80%	361	15	3,987	643
1.85%	-	-	538	-
1.90%	583	28	12,970	1,211
1.95%	242	-	7,853	130
2%	76	-	248	25
2.05%	498	-	-	-
2.10%	786	-	5,205	154
2.15%	-	-	4,282	23
2.20%	74	-	528	6
2.25%	53	-	-	-
2.30%	33	-	224	-
2.35%	1,266	-	273	-
2.40%	-	-	-	8
2.45%	49	-	2,705	-
2.50%	558	-	142	-
2.55%	-	-	-	8
2.85%	-	-	-	-

	$6,998	$7,839	$295,565	$15,352

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2011 and 2010, total transfers to the Account from the fixed account were $2,358,052 and $7,315,742, respectively, and total transfers from the Account to the fixed account were $2,238,727 and $7,170,601, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $786,878 and $770,423 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits, the Company contributed $468,231 and $171,942 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $3,459,757 and $1,613,377 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

— Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

— Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

— Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$1,059,285,886	$0	$0	$1,059,285,886

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

	Purchases of Investments	Sales of Investments
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III ( MLVGA3 )	$15,048,707	$9,343,449
Credit Suisse Trust - Commodity Return Strategy Portfolio ( CSCRS )	4,646,741	2,417,653
MFS Global Tactical Allocation Portfolio - Service Class ( MVGTAS )	185,774	81,866
Emerging Markets Debt Portfolio - Class II ( MSEMB )	456,222	79,677
Global Tactical Asset Allocation Portfolio - Class II ( MSVGT2 )	104,366	44,852
Global Real Estate Portfolio - Class II ( VKVGR2 )	155,297	62,344
American Funds NVIT Asset Allocation Fund - Class II ( GVAAA2 )	1,430,233	533,641
Federated NVIT High Income Bond Fund - Class III ( HIBF3 )	81,778,161	77,256,816
NVIT Emerging Markets Fund - Class III ( GEM3 )	1,346,202	2,162,496
NVIT Cardinal Aggressive Fund - Class II ( NVCRA2 )	525,820	767,404
NVIT Cardinal Balanced Fund - Class II ( NVCRB2 )	2,531,353	1,430,305
NVIT Cardinal Capital Appreciation Fund - Class II ( NVCCA2 )	1,693,304	1,017,198
NVIT Cardinal Conservative Fund - Class II ( NVCCN2 )	3,484,193	2,878,299
NVIT Cardinal Moderate Fund - Class II ( NVCMD2 )	2,554,515	1,711,146
NVIT Cardinal Moderately Aggressive Fund - Class II ( NVCMA2 )	1,120,701	636,596
NVIT Cardinal Moderately Conservative Fund - Class II ( NVCMC2 )	765,502	506,834
NVIT Core Plus Bond Fund - Class II ( NVLCP2 )	6,055,052	3,609,421
NVIT Fund - Class III ( TRF3 )	305,214	167,673
NVIT Government Bond Fund - Class III ( GBF3 )	9,600,313	12,913,044
NVIT Investor Destinations Aggressive Fund - Class VI ( GVIDA6 )	1,932,804	2,281,452
NVIT Investor Destinations Balanced Fund - Class VI ( NVDBL6 )	192,258	332,201
NVIT Investor Destinations Capital Appreciation Fund - Class VI ( NVDCA6 )	1,196,229	892,479
NVIT Investor Destinations Conservative Fund - Class VI ( GVIDC6 )	4,952,836	5,300,482
NVIT Investor Destinations Moderate Fund - Class VI ( GVIDM6 )	5,794,017	5,277,659
NVIT Investor Destinations Moderately Aggressive Fund - Class VI ( GVDMA6 )	1,023,079	2,815,852
NVIT Investor Destinations Moderately Conservative Fund - Class VI ( GVDMC6 )	3,162,408	4,074,493
NVIT Money Market Fund - Class I ( SAM )	0	412
NVIT Multi-Manager International Growth Fund - Class VI ( NVMIG6 )	925,119	688,766
NVIT Multi-Manager International Value Fund - Class VI ( GVDIV6 )	583,098	569,381
NVIT Multi-Manager Large Cap Growth Fund - Class II ( NVMLG2 )	783,318	385,120
NVIT Multi-Manager Large Cap Value Fund - Class II ( NVMLV2 )	693,172	520,658
NVIT Multi-Manager Mid Cap Growth Fund - Class I ( NVMMG1 )	180	256,909
NVIT Multi-Manager Mid Cap Growth Fund - Class II ( NVMMG2 )	2,106,803	1,730,609
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2 )	910,247	432,405
NVIT Multi-Manager Small Cap Growth Fund - Class III ( SCGF3 )	807,608	758,203
NVIT Multi-Manager Small Cap Value Fund - Class III ( SCVF3 )	242,893	579,751
NVIT Multi-Manager Small Company Fund - Class III ( SCF3 )	1,007,153	1,209,569
NVIT Short Term Bond Fund - Class II ( NVSTB2 )	7,592,173	3,131,228
NVIT Money Market Fund - Class II ( NVMM2 )	791,700,617	775,128,249
VPS Balanced Wealth Strategy Portfolio - Class B ( ALVBWB )	84,287	28,471
VP Income & Growth Fund - Class III ( ACVIG3 )	1,308,899	1,586,734
VP Inflation Protection Fund - Class II ( ACVIP2 )	9,104,901	2,983,735
VP Ultra(R) Fund - Class III ( ACVU3 )	65,306	457,830
VP Value Fund - Class III ( ACVV3 )	1,320,616	2,980,063
Quality Bond Fund II - Primary Shares ( FQB )	245	74
VIP Fund - Asset Manager Portfolio - Service Class 2 ( FAM2 )	818,087	26,450
VIP Fund - Contrafund Portfolio - Service Class 2 R ( FC2R )	528,380	2,968,976
VIP Fund - Equity-Income Portfolio - Service Class 2 R ( FEI2R )	1,353,148	2,551,173
VIP Fund - Growth Portfolio - Service Class 2 R ( FG2R )	4,383,701	4,813,234
VIP Founding Funds Allocation Fund - Class 2 ( FTVFA2 )	1,773,656	1,203,452
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio - Class I (SBTRP )	477	464
Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I ( SBVI )	43,969	121,510
Global Currents Variable International All Cap Opportunity Portfolio ( SBIEP )	8,683	1,281
All Asset Portfolio - Advisor Class ( PMVAAD )	4,474,799	545,269
Foreign Bond Portfolio (Unhedged) - Advisor Class ( PMVFAD )	6,214,297	2,454,701
Low Duration Portfolio - Advisor Class ( PMVLAD )	13,081,285	7,268,026
Total Return Portfolio - Advisor Class ( PMVTRD )	16,446,572	6,405,871
PMVRSD ( PMVRSD )	4,990,872	5,049,562
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD )	8,222,190	6,860,760
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class ( PMVGBD )	13,116,897	11,135,867
Variable Insurance Trust - High Yield Portfolio - Advisor Class ( PMVHYD )	100,825,093	58,540,781
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class II ( PIVEM2 )	4,026,331	6,115,462
Variable Contracts Trust - High Yield VCT Portfolio - Class II Shares ( PIHYB2 )	28,842,566	26,086,619

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

Ultra Short NASDAQ-100 ( PROUSN )	61,911,152	61,031,069
VP Access High Yield ( PROAHY )	86,877,786	88,267,229
VP Asia 30 ( PROA30 )	12,563,155	16,070,730
VP Banks ( PROBNK )	9,489,945	9,284,282
VP Basic Materials ( PROBM )	2,180,311	1,687,264
VP Bear ( PROBR )	20,926,242	22,170,276
VP Biotechnology ( PROBIO )	3,208,703	3,040,590
VP Bull ( PROBL )	110,923,276	106,833,901
VP Consumer Goods ( PROCG )	1,371,397	1,090,006
VP Consumer Services ( PROCS )	1,261,015	712,623
VP Emerging Markets ( PROEM )	23,775,584	26,431,653
VP Europe 30 ( PROE30 )	4,839,304	4,742,821
VP Financials ( PROFIN )	3,532,523	3,400,569
VP Health Care ( PROHC )	3,349,435	2,748,482
VP Industrials ( PROIND )	3,225,847	2,333,241
VP International ( PROINT )	7,308,224	6,848,082
VP Internet ( PRONET )	954,955	840,532
VP Japan ( PROJP )	12,215,909	12,305,740
VP NASDAQ-100 ( PRON )	27,423,294	26,092,069
VP Oil and Gas ( PROOG )	12,475,729	15,656,558
VP Pharmaceuticals ( PROPHR )	4,427,768	1,486,152
VP Precious Metals ( PROPM )	16,898,158	13,111,961
VP Real Estate ( PRORE )	5,349,968	4,823,672
VP Rising Rates Opportunity ( PRORRO )	84,973,876	86,116,800
VP Semiconductor ( PROSCN )	1,996,863	1,820,078
VP Short Emerging Markets ( PROSEM )	17,001,654	16,436,460
VP Short International ( PROSIN )	14,414,987	12,818,630
VP Short NADSAQ-100 ( PROSN )	15,442,520	15,618,562
VP Technology ( PROTEC )	3,621,330	2,574,042
VP Telecommunications ( PROTEL )	1,534,095	1,486,567
VP U.S. Government Plus ( PROGVP )	102,746,495	102,891,965
VP Ultra NASDAQ-100 ( PROUN )	18,334,700	16,963,331
VP Utilities ( PROUTL )	3,439,801	1,854,716
Variable Trust: All-Asset Aggressive Strategy Fund ( RVAAS )	2,731,126	6,532,874
Variable Trust: All-Asset Conservative Strategy Fund ( RVACS )	5,058,202	6,125,701
Variable Trust: All-Asset Moderate Strategy Fund ( RVAMS )	3,250,448	3,574,284
Variable Trust: All-Cap Opportunity Fund ( RSRF )	507,345	3,205,878
Variable Trust: Alternative Strategies Allocation Fund ( RVASA )	604,109	759,610
SGI Variable Trust - CLS AdvisorOne Amerigo Fund ( RVAMR )	3,754,569	4,923,081
Variable Trust: Banking Fund ( RBKF )	33,045,294	34,610,196
Variable Trust: Basic Materials Fund ( RBMF )	48,534,830	58,249,374
SGI Variable Trust - CLS AdvisorOne Select Allocation Fund ( RVBER )	4,121,233	3,641,512
Variable Trust: Biotechnology Fund ( RBF )	51,536,011	49,301,227
SGI Variable Trust - CLS AdvisorOne Clermont Fund ( RVCLR )	9,595,511	7,640,266
Variable Trust: Commodities Strategy Fund ( RVCMD )	12,575,737	14,811,794
Variable Trust: Consumer Products Fund ( RCPF )	46,067,825	44,538,813
Variable Trust: Dow 2x Strategy Fund ( RVLDD )	68,754,048	66,683,011
Variable Trust: DWA Flexible Allocation Fund ( RVDFA )	4,329,496	6,389,583
Variable Trust: DWA Sector Rotation Fund ( RVDSR )	3,327,872	13,606,710
Variable Trust: Electronics Fund ( RELF )	48,291,624	50,196,417
Variable Trust: Energy Fund ( RENF )	53,622,000	57,129,716
Variable Trust: Energy Services Fund ( RESF )	43,034,831	48,804,557
Variable Trust: Europe 1.25x Strategy Fund ( RLCE )	27,140,529	27,927,962
Variable Trust: Financial Services Fund ( RFSF )	19,059,827	20,468,613
Variable Trust: Government Long Bond 1.2x Strategy Fund ( RUGB )	127,046,000	125,082,564
Variable Trust: Health Care Fund ( RHCF )	47,189,235	46,241,729
Variable Trust: Internet Fund ( RINF )	23,420,859	30,149,761
Variable Trust: Inverse Dow 2x Strategy Fund ( RVIDD )	77,123,492	78,797,708
Variable Trust: Inverse Government Long Bond Strategy Fund ( RJNF )	42,696,709	44,934,122
Variable Trust: Inverse Mid-Cap Strategy Fund ( RVIMC )	8,818,635	9,036,866
Variable Trust: Inverse NASDAQ-100(R) Strategy Fund ( RAF )	75,134,716	76,187,831
Variable Trust: Inverse Russell 2000(R) Strategy Fund ( RVISC )	103,874,857	104,723,447
Variable Trust: Inverse S&P 500 Strategy Fund ( RUF )	113,215,766	115,975,576
Variable Trust: Japan 2x Strategy Fund ( RLCJ )	37,965,420	40,111,710
Variable Trust: Leisure Fund ( RLF )	8,787,746	12,038,548
Variable Trust: Managed Futures Strategy Fund ( RVMFU )	3,528,847	3,331,175
Variable Trust: Mid-Cap 1.5x Strategy Fund ( RMED )	38,830,257	44,081,317
Variable Trust: Multi-Hedge Strategies Fund ( RVARS )	1,695,114	2,124,049
Variable Trust: NASDAQ-100(R) 2x Strategy Fund ( RVF )	62,174,585	64,468,840
Variable Trust: NASDAQ-100(R) Fund ( ROF )	109,614,609	113,832,440
Variable Trust: Nova Fund ( RNF )	68,156,970	70,128,637
Variable Trust: Precious Metals Fund ( RPMF )	66,454,211	86,633,535
Variable Trust: Real Estate Fund ( RREF )	55,232,557	60,327,419
Variable Trust: Retailing Fund ( RRF )	33,727,121	33,145,803
Variable Trust: Russell 2000(R) 1.5x Strategy Fund ( RMEK )	59,786,118	61,710,406
Variable Trust: S&P 500 2x Strategy Fund ( RTF )	113,797,518	113,469,905
Variable Trust: S&P 500 Pure Growth Fund ( RVLCG )	69,195,921	71,503,213
Variable Trust: S&P 500 Pure Value Fund ( RVLCV )	105,679,903	107,087,496
Variable Trust: S&P MidCap 400 Pure Growth Fund ( RVMCG )	37,154,092	53,068,440
Variable Trust: S&P MidCap 400 Pure Value Fund ( RVMCV )	40,361,249	28,063,670
Variable Trust: S&P SmallCap 600 Pure Growth Fund ( RVSCG )	39,048,246	40,973,467
Variable Trust: S&P SmallCap 600 Pure Value Fund ( RVSCV )	33,424,806	33,420,015
Variable Trust: Strengthening Dollar 2x Strategy Fund ( RVSDL )	35,024,201	34,619,847
Variable Trust: Technology Fund ( RTEC )	42,601,414	47,892,513
Variable Trust: Telecommunications Fund ( RTEL )	46,965,436	49,074,673
Variable Trust: Transportation Fund ( RTRF )	39,625,544	42,480,881
Variable Trust: Utilities Fund ( RUTL )	55,731,870	53,999,817
Variable Trust: Weakening Dollar 2x Strategy Fund ( RVWDL )	8,323,718	9,102,571
VIP Trust - Global Hard Assets Fund: Initial Class ( VWHA )	1,438,223	606,387
VIP Trust - Multi-Manager Alternatives Fund: Initial Class ( VWAR )	2,053,962	23,621
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy ( WRASP )	12,460,132	8,001,828
Variable Trust: International Opportunity Fund(obsolete) ( RVIRO )	132,188	3,574,176

Total	$4,216,859,654	$4,212,910,792

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-4

(NOTES TO FINANCIAL STATEMENTS) December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2011	0.45% to 2.45%	2,154,758	$10.25 to $ 9.91	$21,919,978	2.34%	-4.07% to -6.00%
2010	0.65% to 2.30%	1,720,332	10.67 to 10.55	18,448,273	1.82%	6.66% to 5.49%	****
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
2011	0.45% to 2.35%	220,959	10.36 to 10.03	2,248,913	2.90%	-13.04% to -14.70%
2010	0.45% to 2.10%	52,295	11.91 to 11.78	618,686	8.95%	19.11% to 17.80%	****
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
2011	1.25% to 2.10%	10,601	9.47 to 9.42	100,241	1.49%	-5.27% to -5.82%	****
Emerging Markets Debt Portfolio - Class II (MSEMB)
2011	1.15% to 2.35%	37,475	10.33 to 10.24	387,515	2.14%	3.26% to 2.43%	****
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)
2011	1.15% to 1.80%	6,278	8.90 to 8.86	55,665	0.43%	-11.03% to -11.44%	****
Global Real Estate Portfolio - Class II (VKVGR2)
2011	0.45% to 1.90%	10,187	8.34 to 8.26	84,552	1.88%	-16.58% to -17.39%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2011	0.45% to 2.45%	91,567	9.38 to 9.25	855,513	0.01%	-6.20% to -7.45%	****
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2011	0.45% to 2.45%	5,343,722	11.01 to 11.97	69,405,465	5.96%	3.34% to 1.27%
2010	0.45% to 2.45%	5,060,142	10.66 to 11.82	64,726,021	7.86%	6.58% to 10.39%	****
2009	1.15% to 2.05%	5,140,397	11.56 to 11.47	59,088,133	9.02%	44.40% to 43.04%
2008	1.15% to 2.05%	1,358,208	8.00 to 8.02	10,847,383	7.81%	-28.93% to -29.61%
2007	1.15% to 2.05%	757,438	11.26 to 11.39	8,528,143	8.57%	1.98% to 1.08%
NVIT Emerging Markets Fund - Class III (GEM3)
2011	0.45% to 2.20%	134,567	8.76 to 8.50	1,245,009	0.61%	-22.74% to -24.10%
2010	0.45% to 2.50%	203,740	11.34 to 11.18	2,493,091	0.14%	13.37% to 11.82%	****
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2011	1.15% to 1.90%	36,757	9.95 to 9.83	362,885	1.86%	-7.45% to -8.15%
2010	1.25% to 1.80%	58,478	10.75 to 14.56	635,621	0.00%	7.47% to 7.11%	****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2011	0.45% to 2.50%	189,389	10.34 to 9.99	2,014,980	2.14%	-1.79% to -3.81%
2010	1.15% to 1.90%	95,478	10.48 to 10.43	1,026,304	0.48%	4.82% to 4.30%	****
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2011	0.85% to 2.20%	168,205	10.17 to 9.94	1,712,225	2.10%	-4.27% to -5.57%
2010	1.15% to 2.00%	111,776	10.60 to 10.54	1,204,642	0.70%	6.01% to 5.41%	****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2011	0.45% to 2.30%	547,754	10.44 to 10.12	5,667,245	2.69%	0.96% to -0.92%
2010	0.65% to 2.50%	496,507	10.33 to 10.20	5,160,936	0.61%	3.32% to 2.04%	****
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2011	0.45% to 2.50%	354,699	10.29 to 9.94	3,630,782	2.31%	-2.77% to -4.77%
2010	0.65% to 2.20%	284,817	10.57 to 10.46	3,007,048	0.36%	5.71% to 4.61%	****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2011	0.45% to 2.10%	167,695	10.17 to 9.89	1,680,122	2.22%	-5.10% to -6.67%
2010	1.15% to 2.20%	124,800	10.67 to 10.59	1,329,516	0.15%	6.67% to 5.92%	****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2011	0.45% to 2.85%	135,890	10.39 to 9.98	1,391,413	2.48%	-0.72% to -3.11%
2010	1.15% to 2.35%	111,604	10.42 to 10.34	1,181,778	0.82%	4.20% to 3.36%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2011	0.45% to 2.35%	239,858	10.32 to 10.19	2,459,167	1.63%	3.20% to 1.89%	****
NVIT Fund - Class III (TRF3)
2011	1.15% to 2.30%	35,854	11.40 to 11.76	404,651	1.46%	-0.37% to -1.53%
2010	1.15% to 1.80%	25,101	11.44 to 10.80	279,379	1.09%	12.17% to 11.52%
2009	1.15% to 2.00%	27,729	10.20 to 9.54	274,707	1.26%	24.71% to 23.43%
2008	1.15% to 2.00%	50,588	8.18 to 7.73	403,227	1.35%	-42.22% to -42.78%
2007	1.15% to 2.00%	93,336	14.16 to 13.50	1,295,408	1.12%	6.97% to 6.11%
NVIT Government Bond Fund - Class III (GBF3)
2011	0.45% to 2.45%	1,741,410	10.90 to 11.90	24,573,093	2.99%	6.78% to 4.64%
2010	0.45% to 2.45%	2,020,667	10.21 to 12.26	27,039,696	2.99%	2.12% to 2.25%	****
2009	1.15% to 2.05%	1,651,392	13.25 to 12.38	21,353,505	3.44%	1.51% to 0.62%
2008	1.15% to 2.05%	1,445,042	13.06 to 12.30	18,516,569	4.28%	6.49% to 5.55%
2007	1.15% to 2.05%	1,498,890	12.26 to 11.65	18,090,271	4.98%	5.92% to 4.97%
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
2011	1.15% to 1.80%	370,983	12.20 to 11.60	4,441,637	1.86%	-5.04% to -5.66%
2010	1.15% to 2.05%	396,111	12.85 to 12.09	4,985,129	1.88%	13.25% to 12.31%
2009	1.15% to 2.05%	640,695	11.35 to 10.77	7,094,389	0.99%	25.90% to 24.59%
2008	1.15% to 2.05%	619,874	9.01 to 8.64	5,462,939	2.00%	-37.61% to -38.25%
2007	1.15% to 2.05%	783,334	14.45 to 14.00	11,139,666	2.15%	4.74% to 3.84%
NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)
2011	0.45% to 2.50%	42,375	10.50 to 10.15	437,306	2.09%	0.42% to -1.64%
2010	1.15% to 1.95%	55,752	10.41 to 10.36	579,146	0.68%	4.12% to 3.56%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

(NOTES TO FINANCIAL STATEMENTS) December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)
2011	1.15% to 2.00%	50,520	$ 10.29 to $ 10.14	$518,356	1.32%	-2.12% to -2.96%
2010	1.15% to 2.00%	21,384	10.51 to 10.45	224,655	0.73%	5.14% to 4.54%	****
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
2011	0.45% to 2.50%	1,390,326	10.54 to 10.68	16,787,146	2.47%	2.48% to 0.37%
2010	0.45% to 2.30%	1,453,199	10.29 to 11.23	17,110,895	2.34%	2.87% to 3.50%	****
2009	1.15% to 2.05%	1,024,761	11.59 to 11.02	11,706,640	1.89%	7.99% to 7.00%
2008	1.15% to 2.05%	698,779	10.74 to 10.29	7,404,922	3.32%	-7.25% to -8.10%
2007	1.15% to 2.05%	462,812	11.57 to 11.20	5,293,897	3.14%	4.21% to 3.28%
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
2011	0.45% to 2.50%	1,903,557	10.45 to 10.03	23,305,379	2.10%	-0.49% to -2.53%
2010	1.15% to 2.50%	1,859,898	12.69 to 10.29	23,158,697	2.00%	9.58% to 8.09%
2009	1.15% to 2.05%	1,781,508	11.58 to 10.99	20,285,257	1.52%	18.00% to 16.86%
2008	1.15% to 2.05%	1,744,209	9.81 to 9.41	16,869,176	2.83%	-24.25% to -24.98%
2007	1.15% to 2.05%	1,764,416	12.95 to 12.54	22,604,032	2.82%	4.48% to 3.57%
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
2011	1.15% to 1.80%	617,750	12.46 to 11.86	7,548,836	2.00%	-3.27% to -3.86%
2010	1.15% to 2.05%	762,011	12.88 to 12.13	9,649,660	1.92%	11.62% to 10.69%
2009	1.15% to 2.05%	940,058	11.54 to 10.96	10,674,029	1.33%	22.84% to 21.60%
2008	1.15% to 2.05%	1,069,845	9.40 to 9.01	9,930,470	2.56%	-32.18% to -32.85%
2007	1.15% to 2.05%	1,115,759	13.86 to 13.42	15,292,382	2.77%	4.93% to 4.03%
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
2011	0.45% to 2.25%	1,162,051	10.58 to 11.60	14,381,049	2.32%	1.71% to -0.13%
2010	0.45% to 2.05%	1,252,758	10.40 to 11.79	15,322,320	2.16%	4.00% to 6.30%	****
2009	1.15% to 2.05%	855,329	11.67 to 11.09	9,820,399	1.80%	13.31% to 12.25%
2008	1.15% to 2.05%	657,880	10.30 to 9.88	6,676,541	2.99%	-16.00% to -16.79%
2007	1.15% to 2.05%	880,836	12.26 to 11.87	10,665,870	3.47%	4.60% to 3.68%
NVIT Money Market Fund - Class I (SAM)
2011	1.30%	2,844	9.78	27,826	0.00%	-1.30%
2010	1.30%	2,848	9.91	28,231	0.00%	-0.87%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2011	0.45% to 2.10%	134,318	10.09 to 9.82	1,387,046	1.12%	-10.03% to -11.52%
2010	0.45% to 2.00%	117,515	11.22 to 15.12	1,328,684	1.28%	12.16% to 11.04%	****
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2011	0.45% to 2.00%	75,748	8.89 to 11.49	694,870	1.67%	-16.77% to -18.06%
2010	0.45% to 1.90%	78,665	10.68 to 10.58	838,675	3.53%	6.85% to 5.82%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2011	0.45% to 2.20%	47,841	10.44 to 10.14	492,097	0.00%	-3.67% to -5.36%
2010	0.45% to 2.20%	11,035	10.84 to 10.71	124,890	0.00%	8.36% to 7.09%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2011	0.45% to 2.10%	45,504	9.66 to 9.39	435,609	1.01%	-6.51% to -8.06%
2010	0.45% to 2.05%	26,704	10.33 to 14.35	294,080	0.72%	3.30% to 2.23%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2011	1.15% to 1.60%	24,039	14.62 to 14.44	349,691	0.00%	-5.33% to -5.76%
2010	1.15% to 1.80%	40,034	15.44 to 9.63	615,744	0.00%	25.36% to 24.65%
2009	1.15% to 1.85%	51,431	12.32 to 7.72	606,799	0.00%	23.18% to 22.49%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2011	0.45% to 2.10%	148,078	10.75 to 10.45	1,602,759	0.00%	-4.88% to -6.45%
2010	0.45% to 2.10%	114,607	11.30 to 11.17	1,316,242	0.00%	12.97% to 11.72%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2011	0.45% to 2.10%	57,643	10.55 to 10.26	605,470	0.97%	-2.76% to -4.37%
2010	0.45% to 1.80%	17,489	10.85 to 15.14	194,278	1.20%	8.48% to 7.55%	****
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
2011	0.45% to 2.10%	51,142	11.11 to 12.11	515,631	0.00%	-1.10% to -2.73%
2010	0.45% to 1.90%	51,624	11.23 to 9.79	530,351	0.00%	12.28% to 23.03%	****
2009	1.15% to 1.85%	28,923	8.43 to 7.97	240,314	0.00%	26.17% to 25.07%
2008	1.15% to 1.85%	36,528	6.69 to 6.37	240,525	0.00%	-47.07% to -47.54%
2007	1.15% to 1.85%	48,203	12.63 to 12.14	600,992	0.00%	8.54% to 7.81%
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
2011	0.45% to 1.90%	49,161	10.18 to 12.72	658,532	0.39%	-5.59% to -6.96%
2010	0.45% to 1.85%	73,763	10.78 to 13.74	1,052,882	0.55%	7.82% to 24.23%	****
2009	1.15% to 1.85%	41,827	11.68 to 11.05	480,065	0.60%	24.87% to 23.83%
2008	1.15% to 2.05%	53,479	9.35 to 8.80	489,197	1.06%	-32.99% to -33.68%
2007	1.15% to 2.05%	70,779	13.95 to 13.27	968,345	1.15%	-8.00% to -8.81%
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
2011	0.45% to 2.20%	171,964	10.42 to 16.19	2,524,182	0.54%	-5.97% to -7.62%
2010	1.15% to 2.20%	182,582	16.13 to 17.52	2,892,144	0.33%	23.91% to 22.59%
2009	1.15% to 2.05%	163,471	13.02 to 12.13	2,092,955	0.26%	33.18% to 31.80%
2008	1.15% to 2.05%	148,984	9.78 to 9.20	1,434,159	0.83%	-38.87% to -39.51%
2007	1.15% to 2.05%	185,353	15.99 to 15.22	2,922,660	0.02%	0.93% to 0.05%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

(NOTES TO FINANCIAL STATEMENTS) December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2011	0.45% to 2.10%	443,708	$ 10.01 to $ 9.90	$4,420,514	1.17%	0.13% to -0.98%	****
NVIT Money Market Fund - Class II (NVMM2)
2011	0.45% to 2.55%	24,210,354	9.91 to 9.48	235,051,949	0.00%	-0.45% to -2.54%
2010	0.45% to 2.85%	22,180,368	9.95 to 9.70	218,477,190	0.00%	-0.45% to -2.85%
2009	0.45% to 2.90%	27,007,244	10.00 to 9.98	269,859,905	0.00%	-0.02% to -0.16%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2011	1.15% to 1.60%	6,071	9.09 to 9.07	55,121	0.00%	-9.07% to -9.35%	****
VP Income & Growth Fund - Class III (ACVIG3)
2011	0.45% to 1.90%	357,418	10.70 to 11.21	4,212,861	1.53%	2.65% to 1.16%
2010	1.15% to 2.05%	383,684	11.84 to 10.94	4,454,959	1.56%	12.83% to 11.89%
2009	1.15% to 2.05%	324,541	10.49 to 9.77	3,334,930	4.67%	16.74% to 15.51%
2008	1.15% to 2.05%	343,435	8.99 to 8.46	3,028,849	2.18%	-35.34% to -36.01%
2007	1.15% to 2.05%	511,898	13.90 to 13.22	7,000,632	2.11%	-1.22% to -2.07%
VP Inflation Protection Fund - Class II (ACVIP2)
2011	0.45% to 2.50%	588,753	10.70 to 10.55	6,269,731	2.21%	7.00% to 5.53%	****
VP Ultra(R) Fund - Class III (ACVU3)
2011	1.15% to 1.80%	41,872	10.96 to 10.28	448,164	0.00%	-0.09% to -0.68%
2010	1.15% to 2.05%	76,358	10.97 to 10.13	819,374	0.54%	14.77% to 13.83%
2009	1.15% to 2.05%	91,946	9.56 to 8.90	859,093	0.29%	32.99% to 31.61%
2008	1.15% to 2.05%	96,850	7.19 to 6.76	680,708	0.00%	-42.19% to -42.77%
2007	1.15% to 2.05%	185,781	12.43 to 11.81	2,265,496	0.00%	19.64% to 18.59%
VP Value Fund - Class III (ACVV3)
2011	0.45% to 2.10%	433,733	10.54 to 13.71	5,771,459	1.99%	0.56% to -1.10%
2010	1.15% to 2.05%	569,497	13.68 to 12.65	7,598,957	2.36%	12.12% to 11.19%
2009	1.15% to 2.05%	481,074	12.20 to 11.38	5,721,824	6.05%	18.48% to 17.29%
2008	1.15% to 2.05%	586,741	10.30 to 9.70	5,923,371	2.50%	-27.62% to -28.36%
2007	1.15% to 2.05%	707,354	14.23 to 13.54	9,883,316	1.90%	-6.24% to -7.04%
Quality Bond Fund II - Primary Shares (FQB)
2011	1.30%	303	15.74	4,769	5.10%	0.95%
2010	1.30%	303	15.59	4,725	0.00%	7.09%
VIP Fund - Asset Manager Portfolio - Service Class 2 (FAM2)
2011	0.45% to 2.45%	83,003	9.15 to 9.03	754,254	5.85%	-8.51% to -9.74%	****
VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)
2011	1.15% to 1.80%	497,387	15.48 to 14.54	7,539,529	0.67%	-3.90% to -4.48%
2010	1.15% to 2.05%	651,814	16.11 to 14.89	10,272,180	0.89%	15.60% to 14.65%
2009	1.15% to 2.05%	908,969	13.93 to 12.99	12,376,454	1.04%	33.90% to 32.49%
2008	1.15% to 2.05%	1,277,175	10.41 to 9.80	13,048,585	0.57%	-43.35% to -43.92%
2007	1.15% to 2.20%	1,869,163	18.37 to 17.33	33,799,687	0.84%	15.94% to 14.77%
VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)
2011	0.45% to 2.45%	321,625	10.39 to 8.69	3,695,392	1.83%	0.25% to -1.76%
2010	1.15% to 2.05%	437,403	11.83 to 10.92	5,056,213	1.47%	13.58% to 12.65%
2009	1.15% to 2.05%	489,408	10.42 to 9.70	5,000,669	1.98%	28.45% to 27.06%
2008	1.15% to 2.05%	640,409	8.11 to 7.63	5,107,279	1.96%	-43.48% to -44.08%
2007	1.15% to 2.05%	923,301	14.35 to 13.65	13,064,438	1.53%	0.10% to -0.75%
VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)
2011	0.45% to 2.45%	475,936	11.17 to 9.52	5,091,681	0.11%	-0.47% to -2.47%
2010	0.45% to 2.05%	518,503	11.23 to 10.19	5,606,178	0.10%	12.26% to 21.44%	****
2009	1.15% to 2.05%	445,278	9.02 to 8.39	3,936,869	0.14%	26.51% to 25.09%
2008	1.15% to 2.05%	418,788	7.13 to 6.71	2,932,438	0.23%	-47.92% to -48.44%
2007	1.15% to 2.20%	1,427,016	13.70 to 12.90	19,260,131	0.33%	25.19% to 23.94%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2011	0.45% to 2.45%	194,719	10.27 to 9.93	2,015,502	0.02%	-1.98% to -3.95%
2010	0.65% to 2.05%	143,063	10.46 to 13.86	1,533,077	2.88%	4.65% to 3.71%	****
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -Class I (SBTRP)
2011	1.30%	1,435	23.02	33,027	1.36%	-7.41%
2010	1.30%	1,436	24.86	35,696	1.78%	15.09%
2009	1.30%	1,436	21.60	31,016	1.40%	27.68%
2008	1.30%	1,436	16.92	24,293	0.81%	-37.40%
Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
2011	1.30%	226,716	8.52	1,932,058	2.20%	3.59%
2010	1.30%	238,143	8.23	1,959,085	3.00%	8.04%
2009	1.30%	250,350	7.61	1,906,211	1.89%	22.88%
2008	1.30%	329,358	6.20	2,040,812	1.27%	-36.46%
2007	1.30%	384,388	9.75	3,748,550	2.56%	-2.48%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

(NOTES TO FINANCIAL STATEMENTS) December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Currents Variable International All Cap Opportunity Portfolio (SBIEP)
2011	1.30%	8,400	$ 10.30	$86,509	8.94%	-12.74%
2010	1.30%	8,402	11.80	99,160	1.81%	2.37%
2009	1.30%	6,609	11.53	76,194	1.09%	26.94%
2008	1.30%	7,937	9.08	72,083	3.01%	-44.14%
2007	1.30%	5,193	16.26	84,432	0.98%	4.95%
All Asset Portfolio - Advisor Class (PMVAAD)
2011	0.45% to 2.50%	405,198	9.59 to 9.46	3,862,027	6.91%	-4.10% to -5.42%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2011	0.45% to 2.50%	517,027	11.82 to 11.42	6,071,567	1.90%	7.93% to 5.71%
2010	0.45% to 2.50%	198,651	10.95 to 10.80	2,185,251	0.85%	9.54% to 8.02%	****
Low Duration Portfolio - Advisor Class (PMVLAD)
2011	0.45% to 2.50%	580,305	9.88 to 9.74	5,691,327	0.99%	-1.19% to -2.56%	****
Total Return Portfolio - Advisor Class (PMVTRD)
2011	0.45% to 2.45%	987,316	10.06 to 9.93	9,871,103	1.72%	0.61% to -0.73%	****
Variable Insurance Trust - Commodity RealReturn(TM) Strategy Portfolio - Advisor Class (PMVRSD)
2011	0.45% to 2.45%	307,254	11.34 to 10.97	3,436,177	13.87%	-7.96% to -9.80%
2010	0.45% to 2.15%	368,568	12.32 to 12.18	4,517,473	9.10%	23.24% to 21.85%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2011	0.45% to 2.50%	674,109	11.27 to 10.89	7,483,514	5.14%	5.73% to 3.56%
2010	0.45% to 2.50%	574,766	10.66 to 10.51	6,093,650	2.92%	6.61% to 5.15%	****
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
2011	0.45% to 2.15%	639,277	11.71 to 11.38	7,377,536	2.44%	6.97% to 5.15%
2010	0.45% to 2.35%	486,960	10.95 to 10.81	5,303,849	1.64%	9.49% to 8.10%	****
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2011	0.45% to 2.35%	5,040,280	10.95 to 10.60	54,199,063	5.80%	2.77% to 0.81%
2010	0.45% to 2.50%	1,107,488	10.65 to 10.51	11,718,095	4.30%	6.52% to 5.06%	****
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class II (PIVEM2)
2011	0.45% to 2.10%	415,420	8.57 to 8.33	3,503,665	0.00%	-23.96% to -25.22%
2010	0.45% to 2.45%	611,121	11.27 to 11.12	6,839,923	0.05%	12.67% to 11.17%	****
Variable Contracts Trust - High Yield VCT Portfolio - Class II Shares (PIHYB2)
2011	0.45% to 2.45%	519,408	10.62 to 10.26	5,496,550	4.99%	-2.47% to -4.42%
2010	0.45% to 2.45%	286,132	10.89 to 17.46	3,267,038	3.01%	8.85% to 7.44%	****
Ultra Short NASDAQ-100 (PROUSN)
2011	1.15% to 2.15%	99,013	5.68 to 5.59	554,202	0.00%	-23.07% to -23.85%
2010	1.15% to 2.15%	9,963	7.39 to 7.34	73,269	0.00%	-26.11% to -26.61%	****
VP Access High Yield (PROAHY)
2011	0.45% to 2.15%	346,045	11.20 to 10.88	3,817,266	1.25%	2.28% to 0.54%
2010	0.45% to 2.45%	556,884	10.95 to 10.80	6,055,548	2.29%	9.50% to 8.04%	****
VP Asia 30 (PROA30)
2011	0.45% to 2.00%	172,456	8.13 to 7.92	1,378,726	0.03%	-27.32% to -28.46%
2010	0.45% to 2.30%	480,729	11.18 to 11.05	5,338,907	0.00%	11.83% to 10.45%	****
VP Banks (PROBNK)
2011	1.15% to 1.65%	20,324	7.47 to 7.44	151,367	0.00%	-25.31% to -25.57%	****
VP Basic Materials (PROBM)
2011	1.15% to 2.10%	51,733	7.73 to 7.68	398,830	0.00%	-22.73% to -23.22%	****
VP Bear (PROBR)
2011	0.45% to 2.35%	235,554	8.19 to 7.93	1,913,731	0.00%	-9.29% to -11.02%
2010	0.45% to 2.10%	373,984	9.03 to 8.93	3,355,405	0.00%	-9.74% to -10.73%	****
VP Biotechnology (PROBIO)
2011	0.45% to 2.10%	13,260	9.41 to 9.30	123,904	0.00%	-5.93% to -6.97%	****
VP Bull (PROBL)
2011	0.45% to 2.45%	755,218	10.38 to 10.04	7,677,092	0.00%	-0.45% to -2.44%
2010	0.65% to 2.45%	380,000	10.42 to 10.29	3,931,347	0.00%	4.16% to 2.91%	****
VP Consumer Goods (PROCG)
2011	0.45% to 1.90%	25,237	9.94 to 9.85	249,257	0.00%	-0.57% to -1.53%	****
VP Consumer Services (PROCS)
2011	0.45% to 2.35%	56,622	9.69 to 9.57	544,622	0.00%	-3.08% to -4.31%	****
VP Emerging Markets (PROEM)
2011	0.45% to 2.10%	368,467	8.85 to 8.61	3,210,925	0.00%	-20.06% to -21.39%
2010	0.45% to 2.15%	620,286	11.08 to 10.95	6,824,975	0.00%	10.76% to 9.50%	****
VP Europe 30 (PROE30)
2011	1.15% to 2.00%	17,266	9.55 to 9.42	163,319	0.61%	-9.93% to -10.68%
2010	0.65% to 2.00%	12,935	10.64 to 10.55	136,766	1.01%	6.44% to 5.47%	****
VP Financials (PROFIN)
2011	1.15% to 2.10%	19,538	8.28 to 8.23	161,225	0.00%	-17.17% to -17.70%	****
VP Health Care (PROHC)
2011	0.45% to 1.90%	54,929	9.66 to 9.56	526,815	0.00%	-3.43% to -4.37%	****
VP Industrials (PROIND)
2011	0.45% to 2.35%	96,626	8.78 to 8.67	841,929	0.00%	-12.18% to -13.30%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP International (PROINT)
2011	0.45% to 2.10%	262,523	$ 9.32 to $ 9.06	$2,404,795	0.00%	-14.72% to -16.14%
2010	0.65% to 2.15%	235,682	10.91 to 10.80	2,559,042	0.00%	9.09% to 8.00%	****
VP Internet (PRONET)
2011	0.85% to 2.10%	9,841	8.48 to 8.41	83,166	0.00%	-15.16% to -15.87%	****
VP Japan (PROJP)
2011	0.45% to 2.10%	34,406	7.28 to 7.08	246,466	0.00%	-18.91% to -20.25%
2010	1.15% to 2.00%	55,182	8.93 to 8.88	492,305	0.00%	-10.66% to -11.21%	****
VP NASDAQ-100 (PRON)
2011	0.45% to 2.45%	244,301	10.95 to 10.58	2,628,101	0.00%	1.00% to -1.03%
2010	1.15% to 2.45%	132,411	10.79 to 10.69	1,422,920	0.00%	7.87% to 6.92%	****
VP Oil and Gas (PROOG)
2011	0.45% to 2.35%	291,332	11.33 to 10.98	3,242,585	0.18%	1.79% to -0.15%
2010	1.15% to 2.45%	539,567	11.08 to 10.99	5,964,352	0.00%	10.82% to 9.85%	****
VP Pharmaceuticals (PROPHR)
2011	0.45% to 2.35%	284,915	10.45 to 10.32	2,958,723	0.00%	4.54% to 3.22%	****
VP Precious Metals (PROPM)
2011	0.45% to 2.30%	386,534	8.33 to 8.23	3,198,717	0.00%	-16.69% to -17.72%	****
VP Real Estate (PRORE)
2011	0.45% to 2.50%	45,390	9.33 to 9.20	420,467	0.00%	-6.71% to -7.99%	****
VP Rising Rates Opportunity (PRORRO)
2011	1.15% to 2.10%	93,888	5.45 to 5.36	508,047	0.00%	-38.22% to -38.81%
2010	0.45% to 2.45%	285,625	8.86 to 8.74	2,515,908	0.00%	-11.44% to -12.63%	****
VP Semiconductor (PROSCN)
2011	1.35% to 1.90%	14,743	8.81 to 8.78	129,655	0.00%	-11.91% to -12.24%	****
VP Short Emerging Markets (PROSEM)
2011	1.15% to 2.45%	87,819	9.13 to 8.93	794,238	0.00%	9.39% to 7.96%
2010	1.15% to 2.10%	40,731	8.34 to 8.29	338,364	0.00%	-16.57% to -17.11%	****
VP Short International (PROSIN)
2011	1.15% to 2.50%	162,410	8.60 to 8.41	1,382,717	0.00%	0.63% to -0.73%
2010	1.15% to 2.10%	2,950	8.55 to 8.49	25,147	0.00%	-14.53% to -15.08%	****
VP Short NADSAQ-100 (PROSN)
2011	1.15% to 2.45%	72,310	7.68 to 7.52	549,135	0.00%	-11.50% to -12.66%
2010	1.15% to 2.15%	90,870	8.68 to 8.62	786,558	0.00%	-13.17% to -13.75%	****
VP Technology (PROTEC)
2011	0.45% to 2.35%	107,196	9.33 to 9.21	992,449	0.00%	-6.71% to -7.89%	****
VP Telecommunications (PROTEL)
2011	0.45% to 1.65%	3,690	9.57 to 9.50	35,094	0.00%	-4.27% to -5.04%	****
VP U.S. Government Plus (PROGVP)
2011	0.45% to 2.45%	221,028	15.14 to 14.64	3,284,785	0.13%	42.87% to 40.00%
2010	1.15% to 2.10%	195,289	10.55 to 10.48	2,057,018	0.30%	5.45% to 4.78%	****
VP Ultra NASDAQ-100 (PROUN)
2011	0.45% to 2.15%	161,850	11.26 to 10.94	1,790,643	0.00%	-1.64% to -3.31%
2010	0.65% to 2.45%	54,992	11.43 to 11.29	625,052	0.00%	14.33% to 12.95%	****
VP Utilities (PROUTL)
2011	0.85% to 2.50%	154,187	10.85 to 10.73	1,663,626	0.00%	8.49% to 7.29%	****
Variable Trust: All-Asset Aggressive Strategy Fund (RVAAS)
2011	0.45% to 2.50%	58,543	9.97	572,088	0.34%	-4.72%
2010	1.15% to 2.50%	445,037	10.42	4,622,028	1.52%	4.17%	****
Variable Trust: All-Asset Conservative Strategy Fund (RVACS)
2011	0.45% to 2.25%	192,189	10.07 to 9.77	1,906,307	0.29%	-1.75% to -3.52%
2010	1.15% to 2.25%	292,601	10.20 to 10.13	2,979,398	2.95%	2.02% to 1.26%	****
Variable Trust: All-Asset Moderate Strategy Fund (RVAMS)
2011	0.45% to 2.30%	431,152	9.87 to 9.57	4,190,316	0.35%	-3.24% to -5.04%
2010	1.15% to 2.30%	460,683	10.15 to 10.07	4,669,700	2.52%	1.52% to 0.74%	****
Variable Trust: All-Cap Opportunity Fund (RSRF)
2011	0.45% to 2.55%	738,378	8.52 to 8.77	8,530,419	0.00%	-6.98% to -8.94%
2010	0.45% to 2.55%	945,398	9.15 to 9.63	11,834,837	0.00%	10.71% to 8.37%
2009	0.45% to 2.90%	1,646,126	8.27 to 10.27	19,107,329	0.08%	26.72% to 23.42%
2008	0.80% to 2.90%	2,101,946	6.49 to 8.32	19,467,186	0.00%	-41.21% to -42.50%
2007	0.80% to 2.35%	2,302,659	11.04 to 15.19	36,643,783	0.00%	10.45% to 19.93%	****
Variable Trust: Alternative Strategies Allocation Fund (RVASA)
2011	1.15% to 2.35%	360,426	9.27 to 8.93	3,310,377	2.08%	-4.19% to -5.35%
2010	0.45% to 2.10%	380,558	9.81 to 9.48	3,658,591	0.32%	-1.06% to -2.70%
2009	1.15% to 2.10%	155,760	9.84 to 9.74	1,525,923	0.00%	-0.31% to -1.27%
2008	1.35% to 2.00%	7,573	9.87	74,748	2.15%	-1.27% to -1.31%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
SGI Variable Trust - CLS AdvisorOne Amerigo Fund (RVAMR)
2011	0.45% to 2.50%	1,278,798	$ 8.78 to $ 8.49	$11,397,397	0.00%	-7.72% to -9.61%
2010	0.45% to 2.50%	1,384,728	9.52 to 9.40	13,531,612	0.10%	14.62% to 12.26%
2009	0.45% to 2.50%	1,152,844	8.30 to 8.35	9,893,619	0.98%	38.78% to 35.71%
2008	0.45% to 2.90%	1,041,892	5.98 to 6.10	6,552,835	0.41%	-43.35% to -44.80%
2007	0.80% to 2.40%	925,019	10.54 to 11.12	10,393,020	0.71%	5.45% to 11.07%	****
Variable Trust: Banking Fund (RBKF)
2011	0.45% to 2.45%	158,278	4.09 to 3.43	833,475	0.23%	-22.58% to -24.13%
2010	0.65% to 2.45%	400,518	5.25 to 4.53	2,746,122	0.91%	12.30% to 10.27%
2009	1.15% to 2.45%	292,935	6.31 to 5.63	1,815,371	3.49%	-4.55% to -6.11%
2008	0.80% to 2.90%	2,475,430	4.86 to 4.25	15,764,043	0.22%	-41.64% to -43.04%
2007	0.80% to 2.40%	592,327	8.33 to 10.52	6,620,044	1.39%	-16.66% to -28.86%	****
Variable Trust: Basic Materials Fund (RBMF)
2011	0.45% to 2.50%	329,769	9.81 to 11.78	6,616,439	0.00%	-16.83% to -18.55%
2010	0.45% to 2.50%	799,928	11.80 to 14.46	19,506,692	0.56%	26.10% to 23.51%
2009	0.45% to 2.85%	1,278,562	9.36 to 14.80	24,972,245	0.29%	54.76% to 50.76%
2008	0.45% to 2.45%	541,731	6.05 to 12.07	6,959,272	0.18%	-45.64% to -46.77%
2007	0.80% to 2.40%	1,894,999	11.11 to 22.74	45,459,701	0.14%	11.06% to 30.88%	****
SGI Variable Trust -CLS AdvisorOne Select Allocation Fund (RVBER)
2011	0.45% to 2.50%	912,603	9.12 to 8.27	7,900,607	1.59%	-4.64% to -6.60%
2010	1.15% to 2.50%	863,401	9.32 to 8.86	7,931,016	1.82%	12.44% to 10.91%
2009	0.65% to 2.50%	595,725	8.40 to 7.97	4,864,031	2.92%	34.91% to 32.20%
2008	0.80% to 2.90%	371,153	6.21 to 5.99	2,273,127	1.10%	-42.60% to -43.87%
2007	0.80% to 2.40%	241,098	10.82 to 10.70	2,596,044	0.00%	8.16% to 7.01%	****
Variable Trust: Biotechnology Fund (RBF)
2011	0.45% to 2.50%	511,648	13.43 to 10.57	5,736,404	0.00%	10.09% to 7.83%
2010	0.45% to 2.50%	400,924	12.20 to 9.80	4,139,904	0.00%	10.20% to 7.94%
2009	0.80% to 2.50%	674,210	10.97 to 8.51	6,240,698	0.00%	17.39% to 15.37%
2008	0.65% to 2.90%	3,205,648	9.37 to 9.33	25,300,919	0.00%	-12.35% to -14.36%
2007	1.15% to 2.15%	942,389	9.36 to 8.77	8,602,365	0.00%	3.20% to 2.16%
SGI Variable Trust -CLS AdvisorOne Clermont Fund (RVCLR)
2011	0.45% to 2.50%	1,041,864	9.58 to 8.89	9,680,693	1.86%	-0.73% to -2.76%
2010	0.45% to 2.50%	846,387	9.65 to 9.14	8,075,221	1.80%	10.49% to 8.21%
2009	0.65% to 2.45%	775,677	8.69 to 8.45	6,762,244	3.86%	21.79% to 19.49%
2008	0.80% to 2.90%	175,719	7.12 to 7.00	1,265,177	0.56%	-30.63% to -32.15%
2007	0.80% to 2.40%	183,136	10.27 to 10.38	1,920,893	3.66%	2.68% to 3.69%	****
Variable Trust: Commodities Strategy Fund (RVCMD)
2011	0.45% to 2.55%	1,163,910	6.72 to 5.68	5,828,149	7.57%	-7.06% to -9.02%
2010	0.45% to 2.55%	1,715,037	7.23 to 6.24	9,325,565	0.00%	7.54% to 5.28%
2009	0.45% to 2.90%	3,091,102	6.72 to 4.76	15,641,976	1.95%	11.06% to 7.79%
2008	0.45% to 2.90%	2,197,097	6.05 to 4.42	10,151,821	1.91%	-49.25% to -50.49%
2007	0.80% to 2.40%	3,045,583	11.91 to 9.02	27,997,886	0.00%	19.10% to 27.80%	****
Variable Trust: Consumer Products Fund (RCPF)
2011	0.45% to 2.50%	453,809	12.91 to 13.46	8,549,906	1.57%	13.25% to 10.93%
2010	0.65% to 2.50%	374,739	11.32 to 12.13	6,296,929	1.13%	16.52% to 14.35%
2009	0.65% to 2.85%	906,887	9.71 to 11.31	13,001,271	1.87%	18.34% to 15.65%
2008	0.45% to 2.90%	1,447,943	8.23 to 8.66	17,640,235	0.21%	-23.73% to -25.64%
2007	0.80% to 2.40%	1,411,731	10.78 to 15.47	22,868,744	1.61%	7.79% to 8.47%	****
Variable Trust: Dow 2x Strategy Fund (RVLDD)
2011	0.45% to 2.50%	1,088,961	6.74 to 8.08	10,208,263	0.00%	8.60% to 6.37%
2010	0.65% to 2.50%	865,504	6.16 to 7.60	7,533,276	0.56%	23.78% to 21.47%
2009	1.15% to 2.45%	1,297,103	7.24 to 6.68	9,238,924	0.00%	35.30% to 32.87%
2008	0.80% to 2.90%	3,022,231	3.65 to 4.63	15,820,875	1.87%	-62.02% to -62.93%
2007	1.15% to 2.05%	1,178,525	14.14 to 13.70	16,505,318	0.83%	6.90% to 6.03%
Variable Trust: DWA Flexible Allocation Fund (RVDFA)
2011	0.45% to 2.50%	1,858,221	8.72 to 8.42	15,904,667	0.39%	-11.54% to -13.36%
2010	1.00% to 2.50%	2,129,161	9.82 to 9.72	20,832,375	0.00%	-1.82% to -2.81%	****
Variable Trust: DWA Sector Rotation Fund (RVDSR)
2011	0.45% to 2.50%	2,618,123	8.89 to 8.59	22,892,659	0.14%	-7.73% to -9.63%
2010	0.45% to 2.50%	3,695,517	9.63 to 9.50	35,366,276	0.00%	-3.68% to -5.00%	****
Variable Trust: Electronics Fund (RELF)
2011	1.15% to 2.50%	274,559	7.02 to 6.02	1,890,025	0.00%	-17.45% to -18.57%
2010	0.45% to 2.50%	687,060	8.39 to 7.39	5,727,179	0.00%	9.06% to 6.82%
2009	0.65% to 2.85%	2,106,765	7.66 to 5.17	16,009,254	0.00%	70.73% to 66.75%
2008	0.80% to 2.40%	106,957	4.47 to 4.21	485,237	0.00%	-50.51% to -51.42%
2007	0.80% to 2.40%	177,430	9.04 to 8.67	1,617,857	0.00%	-9.59% to -4.84%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: Energy Fund (RENF)
2011	0.45% to 2.50%	431,951	$ 9.34 to $ 10.38	$9,292,765	0.00%	-6.27% to -8.20%
2010	0.45% to 2.50%	604,777	9.97 to 11.31	14,110,519	0.42%	18.52% to 16.08%
2009	0.45% to 2.85%	918,673	8.41 to 16.82	18,118,995	0.00%	37.88% to 34.26%
2008	0.45% to 2.45%	637,157	6.10 to 13.60	9,294,850	0.00%	-46.28% to -47.38%
2007	0.80% to 2.40%	1,787,020	11.34 to 25.93	48,872,378	0.00%	13.37% to 30.09%	****
Variable Trust: Energy Services Fund (RESF)
2011	0.45% to 2.50%	331,307	8.33 to 9.74	8,167,424	0.00%	-9.70% to -11.56%
2010	0.45% to 2.50%	588,785	9.23 to 11.02	16,225,485	0.00%	25.48% to 22.90%
2009	0.45% to 2.85%	1,013,485	7.36 to 13.78	22,332,285	0.00%	61.69% to 57.29%
2008	0.45% to 2.90%	639,951	4.55 to 7.78	8,884,329	0.00%	-57.79% to -58.86%
2007	0.80% to 2.40%	1,302,965	10.76 to 31.57	43,367,729	0.00%	7.63% to 33.89%	****
Variable Trust: Europe 1.25x Strategy Fund (RLCE)
2011	0.45% to 2.00%	226,240	4.74 to 7.75	1,847,382	0.00%	-15.52% to -16.83%
2010	0.45% to 2.15%	316,669	5.61 to 11.01	3,118,650	1.08%	-11.18% to -12.69%
2009	0.80% to 2.85%	822,161	6.26 to 9.48	9,108,319	2.89%	34.57% to 31.35%
2008	1.15% to 2.35%	843,627	8.53 to 7.82	7,068,608	0.49%	-55.38% to -56.01%
2007	0.80% to 2.40%	1,920,923	10.39 to 17.71	36,071,440	2.40%	3.91% to 10.43%	****
Variable Trust: Financial Services Fund (RFSF)
2011	1.15% to 2.50%	450,938	7.07 to 4.76	3,123,398	0.07%	-15.90% to -17.05%
2010	1.15% to 2.50%	608,405	8.41 to 5.73	5,017,774	0.59%	13.05% to 11.51%
2009	0.80% to 2.85%	2,028,811	5.45 to 5.96	14,546,205	2.08%	18.72% to 15.94%
2008	1.15% to 2.35%	654,279	6.30 to 5.77	4,044,436	0.00%	-48.64% to -49.40%
2007	0.80% to 2.40%	1,165,736	8.91 to 11.36	13,994,254	1.06%	-10.88% to -20.75%	****
Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)
2011	0.45% to 2.55%	1,104,597	16.67 to 14.34	20,076,897	2.05%	40.85% to 37.89%
2010	0.45% to 2.55%	657,160	11.83 to 10.40	8,797,254	2.54%	9.61% to 7.30%
2009	0.45% to 2.90%	1,282,305	10.79 to 9.43	15,740,365	2.19%	-31.85% to -33.53%
2008	0.80% to 2.90%	1,869,412	15.76 to 14.18	34,074,962	2.82%	43.67% to 40.71%
2007	0.80% to 2.40%	2,018,451	10.97 to 12.13	25,810,098	3.65%	9.70% to 7.11%	****
Variable Trust: Health Care Fund (RHCF)
2011	0.45% to 2.50%	520,632	10.47 to 9.76	6,223,554	0.00%	4.22% to 2.08%
2010	0.65% to 2.50%	491,192	9.98 to 9.56	5,689,049	0.22%	6.07% to 4.10%
2009	0.45% to 2.85%	1,509,956	9.45 to 11.01	16,388,238	0.00%	24.09% to 21.02%
2008	0.80% to 2.90%	2,444,993	7.58 to 8.33	21,619,236	0.00%	-25.46% to -27.09%
2007	0.80% to 2.40%	1,987,359	10.17 to 11.35	23,750,436	0.00%	1.66% to 3.51%	****
Variable Trust: Internet Fund (RINF)
2011	0.85% to 2.50%	221,146	9.67 to 9.88	3,358,860	0.00%	-12.67% to -14.12%
2010	0.45% to 2.50%	611,617	11.23 to 11.50	10,693,886	0.00%	20.23% to 17.76%
2009	0.45% to 2.85%	1,463,762	9.34 to 14.34	21,063,351	0.00%	65.11% to 61.02%
2008	0.80% to 2.40%	76,853	5.63 to 8.37	692,546	0.00%	-45.32% to -46.28%
2007	0.80% to 2.40%	1,266,765	10.30 to 15.58	20,753,720	0.00%	2.95% to 7.80%	****
Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)
2011	1.15% to 2.50%	1,321,652	2.65 to 2.97	3,391,507	0.00%	-27.91% to -28.89%
2010	0.45% to 2.35%	2,035,747	6.17 to 3.39	7,402,878	0.00%	-30.60% to -31.93%
2009	0.65% to 2.45%	1,494,684	8.85 to 4.95	7,772,810	0.00%	-45.01% to -46.02%
2008	0.65% to 2.45%	499,333	16.09 to 9.17	4,788,981	0.37%	59.79% to 57.04%
2007	1.15% to 2.05%	365,708	6.14 to 5.93	2,221,573	5.38%	-10.04% to -10.97%
Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)
2011	0.45% to 2.15%	734,014	4.55 to 3.86	2,853,886	0.00%	-30.75% to -31.93%
2010	1.15% to 2.45%	1,192,824	5.77 to 6.56	6,761,742	0.00%	-13.81% to -14.95%
2009	0.65% to 2.45%	1,665,991	7.54 to 6.12	10,920,647	0.00%	18.64% to 16.39%
2008	0.65% to 2.15%	747,249	6.36 to 5.35	4,190,087	0.36%	-30.66% to -31.75%
2007	1.15% to 2.05%	770,197	8.22 to 7.87	6,265,305	2.89%	-5.62% to -6.47%
Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)
2011	1.15% to 2.45%	212,941	4.20 to 5.13	874,985	0.00%	-8.40% to -9.60%
2010	1.15% to 2.30%	283,512	4.59 to 4.24	1,272,342	0.00%	-26.15% to -27.01%
2009	1.15% to 2.10%	234,253	6.21 to 5.88	1,418,650	0.00%	-36.02% to -36.66%
2008	0.80% to 2.85%	424,757	13.48 to 8.95	4,030,502	0.99%	33.35% to 30.68%
2007	1.15% to 2.00%	124,504	7.31 to 7.07	902,071	2.64%	-3.12% to -3.99%
Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)
2011	1.00% to 2.45%	846,407	5.66 to 4.81	2,106,354	0.00%	-10.97% to -12.27%
2010	1.00% to 2.15%	1,332,478	6.36 to 3.52	3,766,653	0.00%	-22.06% to -22.96%
2009	1.15% to 2.15%	2,220,914	3.66 to 3.35	7,954,958	0.13%	-40.77% to -41.39%
2008	1.15% to 2.15%	627,733	6.18 to 5.72	3,805,228	0.27%	46.32% to 44.91%
2007	1.15% to 2.05%	1,120,118	4.22 to 3.97	4,642,937	4.93%	-12.31% to -13.15%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)
2011	0.45% to 2.50%	669,629	$ 5.58 to $ 4.84	$2,579,323	0.00%	-8.03% to -9.92%
2010	0.45% to 2.10%	831,180	6.07 to 4.05	3,652,201	0.00%	-27.95% to -29.15%
2009	1.15% to 2.15%	1,031,856	6.04 to 5.70	6,121,445	0.00%	-33.63% to -34.33%
2008	0.45% to 2.20%	329,174	12.61 to 8.65	2,961,396	0.77%	24.13% to 22.04%
2007	1.15% to 2.00%	482,460	7.38 to 7.14	3,534,718	3.11%	4.15% to 3.22%
Variable Trust: Inverse S&P 500 Strategy Fund (RUF)
2011	0.45% to 2.50%	1,195,966	7.55 to 6.30	5,557,221	0.00%	-9.45% to -11.31%
2010	0.45% to 2.40%	1,905,883	8.33 to 4.84	9,868,136	0.00%	-17.33% to -18.95%
2009	1.15% to 2.45%	2,056,718	6.44 to 5.77	12,993,359	0.00%	-28.38% to -29.32%
2008	1.15% to 2.45%	839,808	9.00 to 8.16	7,388,507	0.18%	37.65% to 35.94%
2007	1.15% to 2.05%	941,839	6.54 to 6.16	6,069,827	4.93%	-0.34% to -1.28%
Variable Trust: Japan 2x Strategy Fund (RLCJ)
2011	0.45% to 2.00%	124,422	6.08 to 6.83	909,194	0.00%	-29.26% to -30.37%
2010	0.45% to 2.00%	383,490	8.60 to 9.81	3,956,633	0.00%	15.20% to 13.49%
2009	0.80% to 2.50%	371,247	7.40 to 8.27	3,353,068	0.35%	22.69% to 20.42%
2008	0.65% to 2.90%	677,085	6.05 to 7.04	5,044,057	0.37%	-33.41% to -35.03%
2007	0.80% to 2.35%	751,913	9.07 to 10.63	8,411,765	5.82%	-9.25% to -13.32%	****
Variable Trust: Leisure Fund (RLF)
2011	0.45% to 2.50%	271,172	9.12 to 9.05	4,150,612	0.00%	1.99% to -0.10%
2010	0.45% to 2.50%	482,219	8.94 to 9.06	7,280,301	0.07%	29.76% to 27.09%
2009	0.80% to 2.85%	921,523	6.83 to 8.19	10,658,549	0.00%	35.63% to 32.54%
2008	1.15% to 2.45%	50,985	8.95 to 8.14	447,214	0.00%	-49.68% to -50.44%
2007	0.80% to 2.40%	724,843	9.97 to 16.47	12,447,884	0.00%	-0.27% to -4.83%	****
Variable Trust: Managed Futures Strategy Fund (RVMFU)
2011	0.45% to 2.55%	884,949	8.12 to 7.61	6,966,058	0.00%	-9.04% to -10.95%
2010	0.45% to 2.55%	855,936	8.93 to 8.54	7,479,850	0.00%	-3.97% to -6.00%
2009	0.45% to 2.90%	1,649,444	9.30 to 9.05	15,154,726	0.00%	-4.45% to -6.82%
2008	1.15% to 2.15%	193,966	9.72	1,885,881	0.00%	-2.76% to -2.81%	****
Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)
2011	0.45% to 2.50%	265,722	8.27 to 8.03	4,354,258	0.00%	-8.01% to -9.90%
2010	0.45% to 2.50%	552,427	8.99 to 8.92	10,223,461	0.00%	36.93% to 34.12%
2009	1.15% to 2.50%	442,029	14.22 to 12.67	6,122,243	0.05%	50.64% to 48.14%
2008	0.80% to 2.90%	837,538	4.31 to 5.25	7,756,084	0.00%	-55.20% to -56.25%
2007	0.80% to 2.40%	721,452	9.61 to 19.60	15,011,216	1.33%	-3.86% to 1.15%	****
Variable Trust: Multi-Hedge Strategies Fund (RVARS)
2011	0.45% to 2.55%	676,240	8.54 to 8.06	5,936,147	0.00%	2.92% to 0.75%
2010	0.45% to 2.55%	714,090	8.30 to 8.00	6,167,122	0.00%	5.70% to 3.48%
2009	0.80% to 2.90%	1,449,094	7.79 to 7.77	11,878,433	1.16%	-4.06% to -6.17%
2008	0.80% to 2.90%	2,285,393	8.11 to 8.29	19,728,175	0.49%	-19.37% to -21.11%
2007	0.80% to 2.35%	2,157,687	10.06 to 10.63	23,274,631	3.97%	0.65% to 1.41%	****
Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)
2011	0.45% to 2.45%	514,544	8.71 to 9.18	5,033,949	0.00%	-1.12% to -3.10%
2010	0.45% to 2.50%	952,362	8.81 to 9.45	9,411,024	0.00%	36.28% to 33.48%
2009	0.80% to 2.50%	1,317,022	6.41 to 6.67	9,671,360	0.00%	116.06% to 111.51%
2008	0.80% to 2.90%	2,777,616	2.97 to 3.56	9,530,939	0.16%	-72.82% to -73.49%
2007	1.15% to 2.15%	2,175,439	12.94 to 12.11	27,662,536	0.32%	26.72% to 25.54%
Variable Trust: NASDAQ-100(R) Fund (ROF)
2011	0.45% to 2.55%	435,810	11.16 to 11.28	6,569,631	0.00%	1.71% to -0.43%
2010	0.45% to 2.55%	719,153	10.97 to 11.33	10,918,017	0.00%	17.95% to 15.47%
2009	0.45% to 2.90%	1,034,035	9.30 to 10.15	13,364,511	0.00%	51.32% to 47.46%
2008	0.80% to 2.45%	581,368	6.11 to 8.05	5,040,754	0.12%	-42.38% to -43.39%
2007	0.80% to 2.20%	842,901	10.61 to 14.46	12,821,105	0.12%	6.12% to 15.29%	****
Variable Trust: Nova Fund (RNF)
2011	0.45% to 2.55%	1,040,432	7.03 to 7.24	9,596,287	0.05%	-1.61% to -3.68%
2010	0.45% to 2.55%	1,293,811	7.14 to 7.52	12,255,667	0.23%	19.43% to 16.91%
2009	0.80% to 2.90%	2,832,370	5.93 to 6.76	22,327,953	1.02%	34.42% to 31.16%
2008	0.80% to 2.90%	2,615,083	4.41 to 5.15	15,360,297	0.34%	-54.84% to -55.90%
2007	0.80% to 2.40%	3,331,378	9.77 to 12.49	43,798,223	1.09%	-2.31% to -1.25%	****
Variable Trust: Precious Metals Fund (RPMF)
2011	0.45% to 2.50%	1,056,256	10.97 to 10.96	24,363,086	0.06%	-24.50% to -26.05%
2010	0.45% to 2.50%	1,736,396	14.53 to 14.82	54,691,917	0.00%	37.46% to 34.63%
2009	0.45% to 2.85%	1,749,261	10.57 to 15.11	41,188,189	0.00%	48.57% to 44.84%
2008	0.45% to 2.85%	1,769,536	7.12 to 10.43	28,379,283	0.00%	-38.84% to -40.38%
2007	0.80% to 2.40%	1,493,671	11.62 to 25.23	39,756,266	0.00%	16.20% to 16.73%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: Real Estate Fund (RREF)
2011	0.45% to 2.50%	526,180	$ 8.63 to $ 7.86	$8,271,602	2.30%	1.81% to -0.29%
2010	0.45% to 2.50%	891,868	8.48 to 7.88	14,023,773	1.52%	24.30% to 21.75%
2009	0.45% to 2.85%	1,585,824	6.82 to 10.64	20,047,664	3.00%	24.70% to 21.33%
2008	0.80% to 2.85%	882,234	5.44 to 8.77	9,127,867	0.54%	-42.11% to -43.42%
2007	0.80% to 2.40%	1,220,492	9.40 to 17.12	21,901,406	1.52%	-5.97% to -21.05%	****
Variable Trust: Retailing Fund (RRF)
2011	0.45% to 2.50%	449,160	11.14 to 10.24	6,881,946	0.00%	4.83% to 2.67%
2010	1.00% to 2.50%	429,272	10.43 to 9.98	6,365,320	0.00%	23.89% to 22.01%
2009	0.45% to 2.85%	942,391	8.53 to 9.24	11,098,945	0.00%	43.57% to 40.04%
2008	0.65% to 2.85%	1,375,393	5.93 to 6.60	11,397,360	0.00%	-33.38% to -34.96%
2007	0.80% to 2.40%	175,243	8.89 to 12.05	2,221,363	0.00%	-11.10% to -14.69%	****
Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)
2011	0.45% to 2.50%	336,537	7.37 to 6.80	4,364,860	0.00%	-12.58% to -14.38%
2010	0.45% to 2.50%	533,873	8.44 to 7.94	8,237,200	0.00%	37.23% to 34.41%
2009	0.80% to 2.50%	403,619	6.09 to 10.40	4,574,267	0.00%	32.25% to 29.58%
2008	0.65% to 2.90%	956,562	4.62 to 5.29	8,283,723	0.18%	-51.68% to -52.89%
2007	0.80% to 2.35%	713,902	9.55 to 17.13	12,930,976	0.91%	-4.47% to -8.90%	****
Variable Trust: S&P 500 2x Strategy Fund (RTF)
2011	0.45% to 2.50%	1,396,743	5.38 to 5.72	10,087,308	0.00%	-4.38% to -6.35%
2010	1.15% to 2.50%	1,486,798	7.77 to 6.10	11,351,949	0.00%	24.03% to 22.34%
2009	0.45% to 2.45%	1,557,121	4.50 to 5.57	9,485,792	0.47%	45.72% to 41.98%
2008	1.15% to 2.45%	3,510,537	4.33 to 3.92	14,914,874	0.00%	-68.35% to -68.89%
2007	1.15% to 2.05%	1,158,234	13.68 to 12.93	15,569,188	0.82%	-0.55% to -1.38%
Variable Trust: S&P 500 Pure Growth Fund (RVLCG)
2011	0.45% to 2.50%	1,364,526	10.92 to 10.19	15,651,318	0.00%	-1.53% to -3.56%
2010	0.45% to 2.50%	1,651,539	11.09 to 10.57	19,524,177	0.00%	24.47% to 21.91%
2009	0.80% to 2.85%	1,732,122	8.83 to 8.81	16,455,478	0.00%	46.06% to 42.88%
2008	0.80% to 2.90%	862,172	6.05 to 6.08	5,672,872	0.00%	-40.31% to -41.64%
2007	0.80% to 2.15%	1,757,917	10.13 to 10.84	19,545,800	0.00%	1.30% to 2.69%	****
Variable Trust: S&P 500 Pure Value Fund (RVLCV)
2011	0.45% to 2.50%	1,398,503	8.24 to 8.35	14,524,395	0.02%	-3.60% to -5.59%
2010	0.45% to 2.45%	1,501,383	8.55 to 10.32	16,526,954	0.62%	19.77% to 17.53%
2009	0.45% to 2.85%	1,825,662	7.14 to 8.58	16,830,155	3.47%	50.58% to 46.61%
2008	0.80% to 2.90%	729,421	4.71 to 5.33	4,552,990	1.11%	-49.07% to -50.26%
2007	0.80% to 2.40%	581,997	9.26 to 11.96	7,209,802	0.97%	-7.43% to -7.60%	****
Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)
2011	0.45% to 2.50%	670,396	13.22 to 12.17	10,603,297	0.00%	-1.10% to -3.14%
2010	0.45% to 2.50%	1,676,122	13.37 to 12.57	27,190,047	0.00%	31.98% to 29.27%
2009	0.45% to 2.85%	2,315,874	10.13 to 11.50	28,587,758	0.00%	56.11% to 52.24%
2008	0.45% to 2.90%	629,723	6.49 to 7.11	5,081,722	0.00%	-36.43% to -38.06%
2007	0.80% to 2.15%	685,021	10.19 to 12.51	8,811,803	0.00%	1.94% to 6.16%	****
Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)
2011	0.45% to 2.30%	1,362,882	8.95 to 11.35	16,294,604	0.00%	-7.57% to -9.28%
2010	0.45% to 2.30%	371,676	9.68 to 12.52	4,896,712	0.48%	19.59% to 17.37%
2009	0.45% to 2.85%	1,560,171	8.09 to 10.31	17,283,949	1.61%	54.55% to 50.53%
2008	0.80% to 2.45%	511,572	5.21 to 6.98	3,743,691	0.00%	-44.08% to -45.10%
2007	1.15% to 2.40%	389,952	13.33 to 12.74	5,147,605	1.40%	-5.95% to -7.09%
Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)
2011	0.45% to 2.45%	620,483	10.86 to 10.17	8,354,924	0.00%	3.05% to 0.98%
2010	0.45% to 2.45%	824,063	10.54 to 10.07	10,859,606	0.00%	24.84% to 22.33%
2009	0.45% to 2.65%	363,474	8.44 to 8.17	3,894,271	0.00%	33.37% to 30.42%
2008	0.45% to 2.90%	805,732	6.33 to 6.63	6,530,777	0.00%	-34.61% to -36.30%
2007	0.80% to 2.35%	383,469	9.67 to 12.15	4,819,484	0.00%	-3.35% to -2.43%	****
Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)
2011	0.45% to 2.45%	541,995	8.57 to 7.82	5,824,859	0.00%	-9.85% to -11.66%
2010	0.45% to 2.45%	474,756	9.51 to 11.28	5,747,110	0.00%	24.54% to 22.19%
2009	0.45% to 2.65%	586,636	7.64 to 7.20	5,738,325	0.76%	61.54% to 57.97%
2008	0.80% to 2.90%	920,313	4.70 to 5.04	5,629,689	0.95%	-43.95% to -45.26%
2007	1.15% to 2.35%	288,414	11.13 to 10.66	3,178,063	0.13%	-21.28% to -22.23%
Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)
2011	0.45% to 2.45%	465,951	7.30 to 5.65	2,839,577	0.00%	-4.69% to -6.60%
2010	1.00% to 2.45%	430,980	7.52 to 6.05	2,774,400	0.00%	-5.46% to -6.85%
2009	1.15% to 2.45%	517,155	6.95 to 6.56	3,533,630	0.00%	-16.81% to -17.91%
2008	0.80% to 2.85%	652,158	9.57 to 7.89	5,357,764	0.00%	4.72% to 2.50%
2007	1.15% to 2.05%	125,974	8.00 to 7.84	1,000,152	0.00%	-11.92% to -12.76%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: Technology Fund (RTEC)
2011	0.45% to 2.50%	376,999	$ 8.50 to $ 8.33	$4,491,807	0.00%	-9.61% to -11.47%
2010	1.15% to 2.50%	790,795	13.70 to 9.41	10,514,690	0.00%	10.75% to 9.24%
2009	0.45% to 2.85%	1,623,629	8.43 to 10.28	19,356,144	0.00%	54.90% to 50.99%
2008	1.15% to 2.40%	456,034	8.04 to 7.33	3,600,906	0.00%	-46.04% to -46.79%
2007	0.80% to 2.40%	1,360,335	10.00 to 13.78	19,766,820	0.00%	-0.03% to 7.77%	****
Variable Trust: Telecommunications Fund (RTEL)
2011	1.15% to 2.10%	281,388	7.56 to 10.51	2,092,890	0.84%	-15.38% to -16.20%
2010	1.15% to 2.10%	509,641	8.94 to 12.54	4,480,482	2.10%	13.19% to 12.11%
2009	0.65% to 2.15%	312,907	6.60 to 7.24	2,412,605	5.17%	27.85% to 25.73%
2008	0.80% to 2.40%	347,588	5.15 to 5.65	2,122,714	0.10%	-45.78% to -46.74%
2007	0.80% to 2.40%	1,885,711	9.51 to 10.61	21,038,496	0.21%	-4.94% to 6.67%	****
Variable Trust: Transportation Fund (RTRF)
2011	0.45% to 2.50%	254,532	8.20 to 7.73	3,559,732	0.00%	-11.52% to -13.34%
2010	1.00% to 2.50%	443,935	9.09 to 8.92	7,080,384	0.00%	22.89% to 21.03%
2009	1.15% to 2.20%	496,725	13.42 to 12.29	6,501,690	0.62%	16.04% to 14.61%
2008	0.80% to 2.90%	1,626,125	6.38 to 7.60	18,128,427	0.00%	-25.86% to -27.51%
2007	0.80% to 2.40%	403,231	8.61 to 14.49	6,107,051	0.00%	-13.92% to -10.93%	****
Variable Trust: Utilities Fund (RUTL)
2011	0.45% to 2.50%	801,459	10.51 to 11.38	9,654,483	1.83%	15.77% to 13.39%
2010	0.45% to 2.50%	677,177	9.08 to 10.03	7,120,416	3.27%	6.40% to 4.21%
2009	0.45% to 2.45%	684,436	8.54 to 9.12	6,772,449	2.91%	13.28% to 10.88%
2008	0.45% to 2.90%	2,807,582	7.53 to 9.13	24,479,885	0.46%	-29.89% to -31.66%
2007	0.80% to 2.40%	2,671,079	10.73 to 12.01	33,808,393	1.46%	7.31% to 10.23%	****
Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)
2011	0.45% to 2.10%	79,878	9.24 to 10.01	822,499	0.00%	-4.12% to -5.70%
2010	1.15% to 2.35%	155,516	11.17 to 10.48	1,707,547	0.00%	-6.69% to -7.83%
2009	1.15% to 2.10%	243,832	11.97 to 11.50	2,887,079	0.03%	5.38% to 4.29%
2008	1.15% to 2.15%	311,567	11.36 to 11.00	3,511,666	0.00%	-13.25% to -14.09%
2007	1.15% to 2.05%	333,314	13.09 to 12.84	4,344,954	18.79%	16.75% to 15.75%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2011	0.45% to 2.50%	86,604	7.74 to 7.63	671,686	0.00%	-22.62% to -23.68%	****
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)
2011	1.15% to 1.80%	208,859	9.62 to 9.81	2,008,439	0.00%	-3.82% to -4.23%	****
Ivy Fund Variable Insurance Portfolios, Inc. -Asset Strategy (WRASP)
2011	0.45% to 2.50%	2,026,378	9.70 to 9.37	19,482,900	1.07%	-7.62% to -9.52%
2010	0.45% to 2.35%	1,623,923	10.50 to 10.37	17,158,592	0.12%	5.00% to 3.67%	****
NVIT Mid Cap Growth Fund - Class III (obsolete) (SGRF3)
2008	1.15% to 1.85%	83,241	7.56 to 7.21	620,814	0.00%	-46.72% to -47.18%
2007	1.15% to 2.05%	105,552	14.20 to 13.50	1,475,992	0.00%	7.71% to 6.78%
NVIT Money Market Fund II (obsolete) (SAM2)
2008	0.45% to 2.90%	34,269,411	10.22 to 10.01	352,153,977	1.16%	0.78% to -1.69%
2007	0.45% to 2.40%	23,647,331	10.14 to 9.69	243,632,327	4.56%	1.44% to 1.76%	****
Variable Trust: International Opportunity Fund(obsolete) (RVIRO)
2010	0.45% to 2.55%	430,229	8.20 to 7.75	3,435,470	0.62%	-1.44% to -3.52%
2009	0.45% to 2.45%	1,166,081	8.32 to 8.03	9,544,345	0.72%	29.21% to 26.43%
2008	0.80% to 2.90%	992,693	6.43 to 6.33	6,342,715	0.00%	-35.73% to -36.70%	****
Variable Trust: Multi-Cap Core Equity Fund(obsolete) (RVCEQ)
2009	0.80% to 2.90%	244,485	7.20 to 7.44	1,916,426	0.00%	25.96% to 23.10%
2008	0.80% to 2.90%	222,483	5.71 to 6.04	1,400,633	1.74%	-39.45% to -40.83%
2007	0.80% to 2.35%	468,895	9.44 to 10.33	4,913,992	0.67%	-5.61% to -7.46%	****
Variable Trust: Hedged Equity Fund (obsolete) (RVHEQ)
2008	0.80% to 2.90%	1,302,678	7.59 to 7.83	10,594,467	2.15%	-24.45% to -26.10%
2007	0.80% to 2.35%	663,743	10.04 to 10.73	7,224,928	4.28%	0.41% to 0.75%	****
Western Asset Variable Money Market Portfolio(obsolete) (SBMMP)
2009	1.30%	14,536	13.41	194,892	0.17%	-1.08%
2008	1.30%	6,991	13.55	94,751	2.57%	1.28%
2007	1.30%	8,536	13.38	114,231	4.79%	3.55%

2011	Reserves for annuity contracts in payout phase:	143,761
2011	Contract owners equity:	$1,059,222,360
2010	Reserves for annuity contracts in payout phase:	230,615
2010	Contract owners equity:	$1,112,505,376
2009	Reserves for annuity contracts in payout phase:	519,480
2009	Contract owners equity:	$1,061,727,245
2008	Reserves for annuity contracts in payout phase:	841,754
2008	Contract owners equity:	$943,091,391
2007	Reserves for annuity contracts in payout phase:	1,565,433
2007	Contract owners equity:	$1,233,502,374

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.